As filed with the Securities and Exchange Commission on April 30, 2004
                                                      Registration No. 033-76582
                                                      Registration No. 811-08420

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-4
 -------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No.                    [ ]
                      Post-Effective Amendment No. 15                   [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 25                           [X]

                        (Check appropriate box or boxes)

 -------------------------------------------------------------------------------

           WESTERN-SOUTHERN LIFE ASSURANCE COMPANY SEPARATE ACCOUNT 1
                           (Exact Name of Registrant)
                     WESTERN-SOUTHERN LIFE ASSURANCE COMPANY
                               (Name of Depositor)
                                  400 Broadway
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (513) 629-1800

 -------------------------------------------------------------------------------
                                                       Copy to:
  DONALD J. WUEBBLING, ESQ.                            ELISABETH A. DAHL, ESQ.
  400 Broadway                                         Mail Station 32
  Cincinnati, Ohio 45202                               400 Broadway
  (Name and Address of Agent for Service)              Cincinnati, Ohio 45202
 -------------------------------------------------------------------------------

     Approximate Date of Proposed Public Offering: Continuous Offering

     It is proposed that this filing will become effective (check appropriate box)

     ___ immediately upon filing pursuant to paragraph (b) of rule 485
      XX on May 1, 2004 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

     If appropriate, check the following box:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered: Touchstone Gold Variable
                               Annuity Contracts

TOUCHSTONE GOLD VARIABLE ANNUITY
--------------------------------------------------------------------------------
                                                                      PROSPECTUS
                                                                     MAY 1, 2004


Western-Southern Life Assurance Company
Separate Account 1

This Prospectus describes the Touchstone Gold Variable Annuity Contract and the investment options available to Contract owners. It contains information you should know before purchasing a Contract and selecting your investment options. Please read this Prospectus carefully and keep it for future reference.

The Touchstone Gold Variable Annuity Contract is issued by Western-Southern Life Assurance Company (WSLAC). The Contract is an investment alternative for investors who want to accumulate money on a tax-deferred basis for retirement or other long-term goals.

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.


You tell us how to invest your payments. Your investment options include 20 Sub-Accounts and the Fixed Account. Each Sub-Account invests in an underlying Fund with the same investment objective. The Funds include:




o AIM V.I. GROWTH-SERIES 1                            o TOUCHSTONE EMERGING GROWTH
o AIM V.I. GOVERNMENT SECURITIES-SERIES 1             o TOUCHSTONE THIRD AVENUE VALUE

o ALGER AMERICAN SMALL CAPITALIZATION-CLASS O         o TOUCHSTONE EAGLE CAPITAL APPRECIATION
o ALGER AMERICAN GROWTH-CLASS O                       o TOUCHSTONE ENHANCED DIVIDEND 30

o MFS VIT EMERGING GROWTH-INITIAL CLASS               o TOUCHSTONE VALUE PLUS
o MFSVIT INVESTORS TRUST-INITIAL CLASS                o TOUCHSTONE GROWTH & INCOME
o PIMCO VIT LONG-TERM U.S.                            o TOUCHSTONE BALANCED
    GOVERNMENT-ADMINISTRATIVE CLASS                   o TOUCHSTONE HIGH YIELD
o PUTNAM VT INTERNATIONAL EQUITY-CLASS IB             o TOUCHSTONE CORE BOND
o SCUDDER VIT EQUITY 500 INDEX-CLASS A                o TOUCHSTONE MONEY MARKET
o TOUCHSTONE BARON SMALL CAP



The Fixed Account is an additional investment option. It is a fixed-rate option, backed by the general assets of WSLAC.


The Statement of Additional Information dated May 1, 2004 contains more information about the Contract,WSLAC and its Separate Account 1. It has been filed with the Securities and Exchange Commission (SEC) and is legally part of this Prospectus. The table of contents for the Statement of Additional Information is located on page 49 of this Prospectus. For a free copy, call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, certain other material that is legally part of the registration statement of Separate Account 1, and other information about Separate Account 1. You can view these documents at the Public Reference Room of the SEC or obtain copies, for a fee, by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W.,Washington, D.C. 20549-6009. You can also call the SEC at 800.SEC.0330.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Contracts or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK. NO BANK HAS GUARANTEED OR ENDORSED THE CONTRACTS. THE CONTRACTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, THE NATIONAL CREDIT UNION SHARE INSURANCE FUND OR ANY OTHER AGENCY.

INVESTMENTS IN VARIABLE ANNUITIES INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AND EARNINGS.

You should rely only on the information contained in the Contract, the Touchstone Gold Variable Annuity Prospectus, the Statement of Additional Information or our approved sales literature. The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

No one is authorized to give any information or make any representation other than those contained in the Contract, this Prospectus, the Statement of Additional Information or our approved sales literature.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                   PAGE

COVER PAGE .....................................................      1

TABLE OF CONTENTS ..............................................      3

GLOSSARY .......................................................      4

FEE AND EXPENSE TABLES .........................................      5

SUMMARY ........................................................      7

PURCHASING YOUR CONTRACT .......................................      9

TRANSFERRING YOUR MONEY ........................................     11

ACCESSING YOUR MONEY ...........................................     13

CHARGES ........................................................     16

INFORMATION ABOUT THE INVESTMENT OPTIONS .......................     19

VALUATION OF YOUR INVESTMENTS ..................................     22


ANNUITY INCOME PAYMENT OPTIONS .................................     23

DEATH BENEFIT ..................................................     26

WSLAC AND SEPARATE ACCOUNT 1 ...................................     27

UNDERWRITER ....................................................     28

VOTING RIGHTS ..................................................     29

OTHER INFORMATION ABOUT YOUR CONTRACT ..........................     30

FEDERAL INCOME TAX INFORMATION .................................     32

SUPPLEMENT A: ACCUMULATION UNIT VALUES .........................     38

SUPPLEMENT B: SECTION 401 PLANS AND SECTION 403(b) PLANS .......     41

SUPPLEMENT C: STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM .......     46

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION ......     49


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------



ACCUMULATION UNIT                                CONTRACT YEAR
-----------------------------------------        ----------------------------------------
 A unit of measure used to calculate a            A year that starts on your Contract
 Contract owner's share of a Sub-                 Date or the anniversary of your
 Account.                                         Contract Date.

ACCUMULATION UNIT VALUE                          FIXED ACCOUNT
-----------------------------------------        ----------------------------------------
 The dollar value of an Accumulation              An option that provides a fixed rate
 Unit in a Sub-Account.                           of interest.

ANNUITANT                                        FUND
-----------------------------------------        ----------------------------------------
 The person whose life is used to                 Each Sub-Account invests in a Fund that
 determine the amount of any annuity              has the same investment objective as
 income payments and the length of                the Sub-Account.
 time for which the payments are made.

                                                 INCOME DATE
CODE                                             ----------------------------------------
-----------------------------------------         The date on which annuity payments
 The Internal Revenue Code of 1986,               are scheduled to begin.
 as amended.

                                                 SUB-ACCOUNT
CONTRACT                                         ----------------------------------------
-----------------------------------------         Each Sub-Account invests in a Fund,
 The Touchstone Gold Variable Annuity             which has the same investment
 Contract, including the application and          objective as the Sub-Account.
 any amendments, riders or
 endorsements.
                                                 SURRENDER VALUE
                                                 ----------------------------------------
CONTRACT DATE                                     The Contract Value minus any
-----------------------------------------         surrender charges and contract
 The effective date of a Contract. The            maintenance charge.
 Contract Date is shown on page 3 of
 your Contract.
                                                 WSLAC, WE, OUR AND US
                                                 ----------------------------------------
CONTRACT VALUE                                    Western-Southern Life Assurance
-----------------------------------------         Company.
 The total value of your Contract at any
 time before or on the Income Date.              YOU AND YOUR
 This represents the sum of the value of         ----------------------------------------
 your investments in the Sub-Accounts             The owner of the Contract.
 and the value of your investments in
 the Fixed Account.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEE AND EXPENSE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

                 MAXIMUM CONTINGENT DEFERRED SALES CHARGE
                                       (Surrender Charge)
   (as a percentage of amount surrendered or withdrawn) 1      7.00%
   ------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

ANNUAL CONTRACT MAINTENANCE CHARGE 2                        $ 35.00

SEPARATE ACCOUNT ANNUAL EXPENSES

                                               SUB-ACCOUNT
                                             ANNUAL EXPENSES
                                           (AS A PERCENTAGE OF
                                          AVERAGE ACCOUNT VALUE)

      MORTALITY AND EXPENSE RISK CHARGES           1.20%
      ----------------------------------------------------------
          CONTRACT ADMINISTRATION CHARGE           0.15%
          ------------------------------------------------------
                                   TOTAL           1.35%
                                   -----------------------------

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


                                                         MINIMUM  MAXIMUM
            TOTAL ANNUAL FUND OPERATING EXPENSES 3
      (expenses that are deducted from Fund assets,
           including management fees, distribution
           and/or service fees, and other expenses)       0.30%     1.76%
      ---------------------------------------------------------------------


1 The surrender charge does not apply to certain transactions. We may reduce the surrender charge when Contracts are sold to a group. The surrender charge is based on the number of years a purchase payment has been invested in your Contract and decreases over time. If a purchase payment has been invested for 7 years or more when you withdraw that purchase payment, you will not pay a surrender charge.

2 In certain states and for certain retirement plans, we can waive, reduce or eliminate the annual contract maintenance charge.


3 The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2003.

   If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.65% respectively. The expense reimbursement and fee waiver arrangement reflected in the maximum total expense is expected to continue through April 30, 2005.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

EXAMPLE


This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees 1, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                1 YEAR       3 YEARS      5 YEARS       10 YEARS
               $ 1,032       $ 1,559      $ 2,088        $ 3,607

(2) If you do NOT surrender your Contract:

                1 YEAR       3 YEARS      5 YEARS       10 YEARS
                $ 332        $ 1,019      $ 1,728        $ 3,607

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:

                1 YEAR       3 YEARS      5 YEARS       10 YEARS
                $ 883        $ 1,103      $ 1,327        $ 2,097

(2) If you do NOT surrender your Contract:

                1 YEAR       3 YEARS      5 YEARS       10 YEARS
                $ 183         $ 563        $ 967         $ 2,097

1 The contract maintenance charge is reflected as a charge of $13.14 per $10,000, which is reflective of actual contract maintenance charges collected by us for all Contracts during calendar year 2003.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------


This summary highlights some basic information about the Touchstone Gold Variable Annuity Contract. More information about the Contract is located on pages 9 through 31 of this Prospectus. If the terms of your Contract differ from the description of the Contract in this Prospectus, you should rely on the terms of your Contract.


HOW THE CONTRACT WORKS

The Contract is a contract between you and WSLAC. The Contract, like all variable annuity contracts, has two phases: the accumulation phase and the annuity income phase. During the accumulation phase, earnings on your investment accumulate on a tax-deferred basis. The annuity income phase begins when you start to receive annuity income payments. The amount of money you accumulate during the accumulation phase determines the amount of the annuity income payments you receive. You can select one of several annuity income payment options.


The Contract also provides a death benefit that is payable to a designated beneficiary when the Annuitant dies. Generally, the Contract guarantees that the beneficiary will receive the greater of either the total purchase payments less any withdrawals or the Contract Value, regardless of investment performance, if the Annuitant dies before age 80. If the Annuitant dies after age 80 the beneficiary will receive the Contract Value. If an Owner who is not also the Annuitant dies before the Annuitant, the Surrender Value will be paid to the new Owner.


WHO SHOULD PURCHASE THE CONTRACT

The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals through various investment options. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of getting less money back than you paid for the Contract. You may want to consult a tax advisor or other investment professional before you purchase a Contract.

PURCHASING A CONTRACT

You can purchase a Contract for $2,000 or more. You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA or a 403(b) plan, for $1,000 or more. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. The Contract also includes a flexible purchase payment feature that allows you to make additional payments later.

SELECTING YOUR INVESTMENT OPTIONS

You can allocate your purchase payments among the following investment options.

SUB-ACCOUNTS

The Sub-Accounts are designed to offer you a better return than the Fixed Account. This better return is not guaranteed. Depending on market conditions, you can make or lose money in any Sub-Account.

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value

o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30

o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

FIXED ACCOUNT

The Fixed Account offers you a fixed return. While your money is invested in the Fixed Account, we guarantee to pay you interest at a set rate. We may change the interest rate, but we guarantee that the effective annual rate will be at least 3%.

TRANSFERRING AMONG INVESTMENT OPTIONS

You can transfer money from one investment option to another. Like all variable annuities, transfers between investment options are tax-free. The minimum transfer amount is $250. We limit the number of times you can transfer between investment options in each Contract Year and the amount you can transfer from the Fixed Account.

ACCESSING YOUR MONEY

You can access your money at any time during the accumulation phase. Each Contract Year, you can generally withdraw up to 10% of your purchase payments not already withdrawn without a charge by making partial or systematic withdrawals. If you withdraw more than 10% in a Contract Year, there may be a surrender charge. The maximum surrender charge is 7% of the amount withdrawn and declines to 0% over time.

Also be aware that you may be required to pay income taxes and a 10% federal penalty tax on any amount you withdraw.

CHARGES AND FEES

A $35 contract maintenance charge is ordinarily deducted each year from your Contract Value. Other administrative charges are deducted at an annual rate of no more than 1.35% of your Contract Value. Depending on the investment options you choose, you may indirectly pay investment advisory fees and fund expenses. Some charges and fees do not apply to money invested in the Fixed Account.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. If you are not satisfied with your Contract, you can cancel it but must do so by returning it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel your Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

ADDITIONAL INFORMATION

Representatives at the Touchstone Variable Annuity Service Center can answer your questions about the Contract. You can call the Service Center at
800.669.2796 (press 2).

ACCUMULATION UNIT VALUES


The Accumulation Unit Values for each Sub-Account that commenced operations before January 1, 2004, are shown in Supplement A on pages 38 through 40.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

PURCHASING YOUR CONTRACT
--------------------------------------------------------------------------------

To obtain an application to purchase a Contract, please contact your investment advisor or the Touchstone Variable Annuity Service Center by mail at P.O. Box 2850, Cincinnati, Ohio 45201-2850 or by phone at 800.669.2796 (press 2).

MINIMUM AND MAXIMUM PURCHASE PAYMENTS

    o  You can purchase a Contract for $2,000 or more.
    o  A purchase of over $500,000 may be made with our prior approval.
    o You can also purchase a Contract in connection with certain types of retirement plans, such as a Traditional or Roth IRA, a 403(b) plan, a SIMPLE IRA (Savings Incentive Match Plans for Employees), or a SEP (Simplified Employee Pension Plan), for $1,000 or more.
    o You can make additional investments in your Contract at any time before the Income Date. Each additional purchase payment must be at least $100, and may not exceed $500,000 without our prior approval.
    o You can also purchase a Contract and make additional payments through automatic or scheduled installment payments, such as pre-authorized checking account deductions, salary deductions or electronic funds transfers. If you select our Automatic Investment Plan, you can purchase a Contract with regular installment payments of $50 or more. Each automatic installment payment must be at least $50 and your total installment payments in the first Contract Year must be at least $600.

10-DAY REVIEW PERIOD

You have 10 days to review your Contract after you receive it. This 10-day review period is called the FREE LOOK period. Some state laws may require us to give you a longer FREE LOOK period.

If you are not satisfied with the Contract, you can cancel it during the FREE LOOK period. To cancel the Contract, you must return it to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850 within 10 days after you receive it. If you cancel the Contract, in most cases we will refund the Contract Value to you. However, some state laws may require us to refund your purchase payments.

INVESTMENT OPTIONS

You decide how to allocate your purchase payments by selecting from the following investment options.

SUB-ACCOUNTS

o AIM V.I. Growth                        o Touchstone Emerging Growth
o AIM V.I. Government Securities         o Touchstone Third Avenue Value

o Alger American Small Capitalization    o Touchstone Eagle Capital Appreciation
o Alger American Growth                  o Touchstone Enhanced Dividend 30

o MFS VIT Emerging Growth                o Touchstone Value Plus
o MFS VIT Investors Trust                o Touchstone Growth & Income
o PIMCO VIT Long-Term U.S. Government    o Touchstone Balanced
o Putnam VT International Equity         o Touchstone High Yield
o Scudder VIT Equity 500 Index           o Touchstone Core Bond
o Touchstone Baron Small Cap             o Touchstone Money Market



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

FIXED ACCOUNT

    o  Fixed return of at least 3% per year.

ALLOCATION OF PURCHASE PAYMENTS

Your allocation instructions are included in your application and shown on page 3 of your Contract. You can change your allocation instructions by writing to us. When we receive a purchase payment from you, we allocate it based on the most recent allocation instructions we have received from you.

The following guidelines apply to the allocation of your purchase payments:

    o Allocate at least 1% of your initial purchase payment to each investment option you choose.
    o Use whole percentages. For example, you can allocate 33% or 34% to an investment option, not 33 1/3%.
    o  Make sure your percentages total 100%.

You should review your selected investment options and allocations periodically to determine if they are appropriate considering market conditions and your financial objectives.

ALLOCATION CHANGES BY PHONE. You can change the allocation of your future purchase payments over the phone by following these steps:

STEP 1. Fill out either the telephone authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to change your allocations over the phone.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern Time.

    Give the representative the following information:

    o  Your Social Security number
    o Your Contract number or other precise information that identifies your Contract
    o  Your allocation instructions

ALLOCATION CHANGES IN WRITING. You can change the allocation of your future purchase payments by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

    o Your Contract number or other precise information that identifies your Contract
    o  Your allocation instructions


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TRANSFERRING YOUR MONEY
--------------------------------------------------------------------------------

You can transfer money from one investment option to another. You can make transfers by phone or in writing.

The following guidelines apply to transfers other than dollar cost averaging transfers and automatic rebalancing transfers:

    o  Each transfer must be at least $250.
    o The allocation to each investment option must be at least 1% of the total transfer amount.
    o  You can transfer money among the Sub-Accounts once every 30 days.
    o You can transfer FROM the Fixed Account only once each Contract Year, transferring up to 25% of your money in the Fixed Account.
    o You can transfer TO the Fixed Account only once each Contract Year, transferring an unlimited amount.

TRANSFERS BY PHONE. You can transfer your money by calling us and following these steps:

STEP 1. Fill out either the telephone transfer authorization part of the application or a Telephone Authorization Form. You can get a copy of either form by contacting the Touchstone Variable Annuity Service Center. You must complete and return one of these forms before you call to transfer your money.

STEP 2. Call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) between 8:00 a.m. and 4:00 p.m. Eastern time.

    Give the representative the following information:

    o  Your Social Security number
    o Your Contract number or other precise information that identifies your Contract
    o  Your transfer instructions

TRANSFERS IN WRITING. You can also transfer your money by writing to the Touchstone Variable Annuity Service Center. Your written instructions must include the following information:

    o Your Contract number or other precise information that identifies your Contract
    o  Your transfer instructions

THIRD PARTY AUTHORIZATION

You can authorize a third party to transfer money for you. To do so, you must complete the telephone access authorization section of the application or a Telephone Authorization Form. Contact the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) for additional information.

MARKET TIMING

Market timing transfers can disrupt an underlying Fund's ability to process transactions, which may disadvantage other Contract owners. To avoid this, we can modify the transfer rights of Contract owners engaged in market timing activity that is deemed to be disruptive.

TOUCHSTONE'S DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals. Dollar cost averaging allows you to purchase more Accumulation Units


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

when prices are low and fewer when prices are high. For dollar cost averaging to be effective, you should continue to invest during both market ups and downs. You should also consider your financial ability to maintain a consistent level of investment over time.

DOLLAR COST AVERAGING
---------------------
Dollar cost averaging can result in a lower average cost of investing over time. While dollar cost averaging does not guarantee a profit or prevent a loss, you have a higher likelihood to profit from this long-term investment method.

Touchstone's Dollar Cost Averaging Program allows you to transfer amounts at regular intervals from the Touchstone Money Market Sub-Account or the Fixed Account to other Sub-Accounts. You can make the following transfers:

    o  A specific dollar amount
    o A specific percentage of your money in the Touchstone Money Market Sub-Account or the Fixed Account (or a pro rata portion until source of funds is depleted)
    o  Earnings in the Touchstone Money Market Sub-Account or the Fixed Account

You select the number and the frequency of your transfers in Touchstone's Dollar Cost Averaging Program. We will transfer the money on the anniversary of your Contract Date each month or each quarter.

The following guidelines apply to dollar cost averaging transfers:

    o  Your Contract Value must be at least $10,000.
    o  Dollar cost averaging transfers must continue for at least 12 months.
    o  Each transfer must be at least $200.
    o The allocation to each Sub-Account must be at least 1% of the transfer amount.

To set up dollar cost averaging transfers, sign and complete the dollar cost averaging section of the application or the Dollar Cost Averaging Form. These forms can be obtained from the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for at least 12 months, you do not have enough money in your accounts to complete the transfer, or the program is discontinued. If we discontinue the program, you will be allowed to complete the number of transfers you previously requested.

TOUCHSTONE'S AUTOMATIC REBALANCING PROGRAM

Some Sub-Accounts may grow faster than others, shifting the Contract's investment allocation from your preferred mix. Automatic rebalancing keeps your investment strategy on track by transferring among your investment options to your most recent allocation selection. Rebalancing is available on a quarterly, semi-annual or annual basis.

To authorize automatic rebalancing, sign and complete the automatic rebalancing section of the Touchstone variable annuity application or the Variable Annuity Automatic Rebalancing Agreement form. These forms can be obtained from the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or P.O. Box 2850, Cincinnati, Ohio 45201-2850.

Please note: Automatic rebalancing may not be available if dollar cost averaging has been selected.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ACCESSING YOUR MONEY
--------------------------------------------------------------------------------

Your Contract is designed to help you achieve your long-term investment goals. However, there may be times when you need to access the money you have invested in your Contract. You can access your money at any time during the accumulation phase by making a partial withdrawal, by making systematic withdrawals or by canceling your Contract.

If you withdraw money from your Contract or cancel your Contract, you may have to pay a surrender charge. Surrender charges are explained on page 17.

PARTIAL WITHDRAWALS

To withdraw money from your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. For help with a partial withdrawal, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).

The following guidelines apply to partial withdrawals:

    o Include your Contract number or other information that identifies your Contract and the amount to be withdrawn in your instructions.
    o  Each withdrawal must be at least $250.
    o If your Contract Value is reduced below $2,000 by the partial withdrawal, we reserve the right to terminate your Contract by paying you the Surrender Value.

If the total withdrawal amount taken during the Contract Year (systematic withdrawals that exceed your interest earnings plus any partial withdrawals) is more than 10% of your purchase payments not already withdrawn, you may have to pay a surrender charge.

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows you to withdraw a specific dollar amount from your Contract on a monthly, quarterly, semiannual or annual basis. The minimum amount for each systematic withdrawal is $100. To set up systematic withdrawals, contact the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2) or at P.O. Box 2850, Cincinnati, Ohio 45201-2850.

If you use the Systematic Withdrawal Plan, you may have to pay a surrender charge if you withdraw more than your earnings. Any amount withdrawn that exceeds your earnings will be applied to your free withdrawal amount, which is described on page 14. You can discontinue your systematic withdrawals at any time by sending written instructions to us.

CANCELING YOUR CONTRACT

You can cancel your Contract at any time during the accumulation phase. When you cancel your Contract, we pay you the Surrender Value. This payment terminates your Contract and our obligations under the Contract.

To cancel your Contract, send written instructions to the Touchstone Variable Annuity Service Center at P.O. Box 2850, Cincinnati, Ohio 45201-2850. Include your Contract number or other information that identifies your Contract in your instructions. For assistance, please call the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2).


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

The Surrender Value will equal the Contract Value, less any applicable surrender charge, contract maintenance charge and premium taxes. Because investment performance and applicable charges affect your Contract Value, the Surrender Value may be less than the total of your purchase payments.

PENALTY TAXES


If you withdraw money from your Contract or cancel your Contract before you or the Annuitant (as applicable) reach age 59 1/2, you generally will have to pay a federal penalty tax. This tax is equal to 10% of the amount of the payment you receive that is treated as taxable income. More information about penalty taxes is located on page 34.


ACCESSING YOUR MONEY
WITHOUT PAYING SURRENDER CHARGES

To provide you with flexible access to your money, we do not impose surrender charges on the following transactions:

PURCHASE PAYMENTS INVESTED FOR 7 YEARS. If a purchase payment has been invested for 7 years or more, you will not pay a surrender charge when you withdraw that purchase payment.

FREE AMOUNTS. Each Contract Year you can withdraw previously invested purchase payments without paying a surrender charge if the total amount you withdraw that year (systematic withdrawal amounts that exceed earnings plus any partial withdrawals) does not exceed 10% of your purchase payments that have been invested for less than seven years and that have not been already withdrawn. These amounts are called free amounts.

WITHDRAWAL OF EARNINGS. If the systematic withdrawal amount you withdraw includes any earnings on your Contract, you will not pay a surrender charge on the earnings. A withdrawal under the Systematic Withdrawal Plan normally will include earnings.

If a Contract is owned by a charitable remainder trust, the trust may withdraw the difference between the Contract Value and the total purchase payments without paying a surrender charge in states where regulatory approval has been received.

MEDICAL CARE ACCESS. We may waive the surrender charge on amounts withdrawn when you or the Annuitant have been confined to a long-term care facility or hospital, as defined by us for 30 days or more after the Contract Date at the time of the withdrawal.

DEATH BENEFITS. We do not impose a surrender charge on the death benefit that we pay when the Annuitant dies.

ANNUITY INCOME PAYMENTS. Generally, you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

If you decide to take a reduced, lump sum payment instead of the remaining annuity payments, you may have to pay a surrender charge.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

PROCESSING WITHDRAWALS

When we process your partial or systematic withdrawal, we withdraw money from each of your investment options on a pro-rata basis. For example, in a situation where no charges are applicable to the withdrawal, if you have 25% of your money in the Touchstone Growth & Income Sub-Account and 75% of your money in the Touchstone Balanced Sub-Account and you want to withdraw $2,000, we will withdraw $500 from the Touchstone Growth & Income Sub-Account (25% of $2,000) and $1,500 from the Touchstone Balanced Sub-Account (75% of $2,000).

If you want us to process your withdrawal on a different basis, such as withdrawing all the money from one Sub-Account, you must provide specific instructions in your withdrawal request.

We will generally send payments to you within 7 days of the date that we process your request. We may delay calculating the amount of the payment from a Sub-Account or sending a payment from a Sub-Account for any of the following reasons:

    o The New York Stock Exchange is closed on a day that it normally would be open.
    o  Trading on the New York Stock Exchange is restricted.
    o Because of an emergency, it is not reasonably practicable for the Sub-Accounts to sell securities or to fairly determine the value of their investments.
    o The SEC permits us to postpone payments from the Sub-Accounts for your protection.

As required by most states, we reserve the right to delay payments from the Fixed Account for up to 6 months. We do not expect to delay payments from the Fixed Account and we will notify you if there will be a delay.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

CHARGES
--------------------------------------------------------------------------------

ADMINISTRATIVE CHARGES

We incur administrative costs in setting up your Contract, maintaining records of your Contract and sending you confirmations and statements about your Contract. By paying a contract maintenance charge and a contract administration charge, you reimburse us for the administrative costs we expect to incur.

                         CONTRACT MAINTENANCE          CONTRACT ADMINISTRATION
                                CHARGE                         CHARGE

                    o  On the anniversary of your     o  On each day the New
                       Contract Date each year           York Stock Exchange
                       until annuity payments            is open for trading.
                       begin.
                    o  The date we start annuity
                       payments.
                    o  The date you completely
    WHEN CHARGED?      surrender your Contract.
   -----------------------------------------------------------------------------
                    o  $35 each year during the       o  The effective annual
                       first 10 years of your            rate of the charge is
                       Contract.                         0.15%.
                    o  After the 10th anniversary
                       of your Contract Date, the
                       lesser of $35 and 0.17% of
                       your Contract Value on
                       each subsequent
                       anniversary of your
HOW MUCH CHARGED?      Contract Date.
--------------------------------------------------------------------------------
                    o  We reduce your Contract        o  We deduct this charge
                       Value. The number of              from the Accumulation
                       Accumulation Units you            Unit Value of each Sub-
                       own in each Sub-Account           Account. We do not
                       is reduced and the value of       impose this charge on
                       your investment in the            your money in the Fixed
                       Fixed Account is reduced          Account.
     HOW CHARGED?      on a pro-rata basis.
    ----------------------------------------------------------------------------

If we receive appropriate governmental approvals, we may reduce or eliminate the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGES

We assume two risks with every Contract: a mortality risk and an expense risk. We take a mortality risk that the Annuitant will live longer than expected or we will pay a death benefit greater than your Contract Value. We also take an expense risk that the administrative charges will not pay all the administrative costs of your Contract.

You pay us to assume these risks by paying mortality and expense risk charges. On each Valuation Date, we deduct the mortality and expense risk charges from the Accumulation Unit Value of each Sub-Account. We do not impose these charges on your money in the Fixed Account. The effective annual rate of these charges is 1.20%, which includes 0.80% for assuming mortality risk and 0.40% for assuming expense risk. If we do not actually incur the risks associated with these charges, we will make money from collecting these charges.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

If surrender charges do not cover the distribution expenses of the Contracts, we will pay those expenses from our general account, including amounts derived from the expense risk charge.

CALCULATING THE SURRENDER CHARGE

To calculate the surrender charge, amounts will be withdrawn from the following sources in the order listed:

    o  Free amounts
    o  Purchase payments that have been invested for more than 7 years
    o Other purchase payments in the order in which we received them, starting with the oldest purchase payment
    o  Earnings

Under the Systematic Withdrawal Plan or if a Contract is owned by a charitable remainder trust, amounts will be withdrawn first from earnings and then in the order listed above. For tax purposes, the IRS treats all your withdrawals as if all earnings are withdrawn first. Consult your tax advisor for more information.

You do not pay a surrender charge on free amounts, purchase payments that have been invested for more than 7 years or systematic withdrawal payments of earnings. Free amounts will be withdrawn from purchase payments that have been invested less than 8 years, starting with the oldest purchase payment.

The amount of the surrender charge is based on the number of years a purchase payment has been invested in your Contract. The following table shows how much the surrender charge will be when you withdraw a purchase payment:

         COMPLETED YEARS FROM
       DATE OF PURCHASE PAYMENT                     SURRENDER CHARGE

Less than 1 year ......................        7% of the purchase payment
1 year but less than 2 years ..........        7% of the purchase payment
2 years but less than 3 years .........        6% of the purchase payment
3 years but less than 4 years .........        5% of the purchase payment
4 years but less than 5 years .........        4% of the purchase payment
5 years but less than 6 years .........        2% of the purchase payment
6 years but less than 7 years .........        1% of the purchase payment
7 years or more .......................                              None

We will waive the surrender charges if payments begin under one of the annuity income payment options, the annuity income payments begin in the third Contract Year or later, and the annuity income payments are scheduled to be made for at least five years.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

REDUCED SURRENDER CHARGES FOR CERTAIN CONTRACTS

Under certain circumstances, we can reduce or eliminate the surrender charge when Contracts are sold to a trustee, to an employer, pursuant to a retirement plan or otherwise sold to a group. We will consider several factors before we reduce or eliminate any surrender charges. Some of those factors are the group size, the total amount of the group's purchase payments, how the group's purchase payments are made, the type of plan involved and our distribution costs. However, we will not reduce or eliminate any surrender charges if the reduction or elimination unfairly discriminates against any person or is prohibited by state law.

PREMIUM TAXES

Certain states and government authorities charge a premium tax on your purchase payments. The premium tax may be as much as 3.5% of your purchase payments. These premium taxes are charged either when you make purchase payments or when we begin annuity payments.

Currently, we pay all of the premium taxes charged by states and government authorities. However, we may decide to stop paying the premium taxes in the future. We would then deduct the amount of the premium taxes from your Contract Value at one of the following times. When:

    o  We pay the premium tax
    o  You surrender or withdraw money from your Contract
    o  The death benefit is paid
    o  Annuity payments begin


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

INFORMATION ABOUT THE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE FUNDS

Each Sub-Account invests in a corresponding Fund. These tables contain information about the investment objective, Advisor and Sub-Advisor of each
Fund:



                                    INVESTMENT OBJECTIVE                     ADVISORS/SUB-ADVISORS
               AIM V.I.
        GROWTH-SERIES 1    The Fund seeks to provide growth of capital.      A I M Advisors, Inc.
        -------------------------------------------------------------------------------------------------------
               AIM V.I.    The Fund seeks to achieve a high level of
             GOVERNMENT    current income consistent with reasonable
    SECURITIES-SERIES 1    concern for safety of principal.                  A I M Advisors, Inc.
    -----------------------------------------------------------------------------------------------------------
                  ALGER
         AMERICAN SMALL    The Fund seeks to provide long-term
 CAPITALIZATION-CLASS O    capital appreciation.                             Fred Alger Management, Inc.
 --------------------------------------------------------------------------------------------------------------
         ALGER AMERICAN    The Fund seeks to provide long-term
         GROWTH-CLASS O    capital appreciation.                             Fred Alger Management, Inc.
         ------------------------------------------------------------------------------------------------------
                MFS VIT
       EMERGING GROWTH-    The Fund seeks to provide long-term               Massachusetts Financial
          INITIAL CLASS    growth of capital.                                Services Company
       --------------------------------------------------------------------------------------------------------
                           The Fund's objective is to seek long-
                MFS VIT    term growth of capital with a secondary
       INVESTORS TRUST-    objective to seek reasonable current              Massachusetts Financial
          INITIAL CLASS    income.                                           Services Company
       --------------------------------------------------------------------------------------------------------
              PIMCO VIT
         LONG-TERM U.S.    The Fund seeks maximum total return
            GOVERNMENT-    consistent with preservation of capital and       Pacific Investment
   ADMINISTRATIVE CLASS    prudent investment management.                    Management Company LLC
   ------------------------------------------------------------------------------------------------------------
              PUTNAM VT
          INTERNATIONAL
        EQUITY-CLASS IB    The Fund seeks capital appreciation.              Putnam Investment Management, LLC
        -------------------------------------------------------------------------------------------------------
                           The Fund seeks to replicate, as closely as
            SCUDDER VIT    possible, before expenses, the performance
             EQUITY 500    of the S&P 500 Index, which emphasizes
          INDEX-CLASS A    stocks of large U.S. companies.                   Deutsche Asset Management, Inc.
          -----------------------------------------------------------------------------------------------------
             TOUCHSTONE    The Fund seeks long-term capital
        BARON SMALL CAP    appreciation.                                     BAMCO, Inc.*
        -------------------------------------------------------------------------------------------------------

                           The Fund seeks to increase the value of           TCW Investment Management Company*
             TOUCHSTONE    its shares as a primary goal and to earn          Westfield Capital Management
        EMERGING GROWTH    income as a secondary goal.                       Company, Inc.*
        -------------------------------------------------------------------------------------------------------

             TOUCHSTONE
     THIRD AVENUE VALUE    The Fund seeks long-term capital apprciation.     Third Avenue Management LLC*
     ----------------------------------------------------------------------------------------------------------


                           *Sub-Advisors to Touchstone Advisors, Inc.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------



                                   INVESTMENT OBJECTIVE                          ADVISORS/SUB-ADVISORS


       TOUCHSTONE EAGLE    The Fund seeks long-term capital
 CAPITAL APPRECIATION**    appreciation.                                     Eagle Asset Management, Inc.*
---------------------------------------------------------------------------------------------------------------
                           The Fund seeks to achieve a total
             TOUCHSTONE    return that is higher than the total
               ENHANCED    return of the Dow Jones Industrial
        DIVIDEND 30***     Average (DJIA).                                   Todd Investment Advisors, Inc.*
        -------------------------------------------------------------------------------------------------------

             TOUCHSTONE    The Fund seeks to increase the value of           Fort Washington Investment
             VALUE PLUS    its shares over the long-term.                    Advisors,Inc.*
             --------------------------------------------------------------------------------------------------
                           The Fund seeks to increase the value of
             TOUCHSTONE    Fund shares over the long-term, while             Deutsche Investment Management
        GROWTH & INCOME    receiving dividend income.                        Americas Inc.*
        -------------------------------------------------------------------------------------------------------
             TOUCHSTONE    The Fund seeks to achieve both an increase
               BALANCED    in share price and current income.                OpCap Advisors, Inc.*
             --------------------------------------------------------------------------------------------------
                           The Fund seeks to achieve a high level of
             TOUCHSTONE    current income as its main goal with              Fort Washington Investment
             HIGH YIELD    capital appreciation as a secondary goal.         Advisors, Inc.*
             --------------------------------------------------------------------------------------------------

                           The Fund seeks to provide a high
                           level of current income as is
                           consistent with
             TOUCHSTONE    the preservation of capital. Capital              Fort Washington Investment
              CORE BOND    appreciation is a secondary goal.                 Advisors, Inc.*

             --------------------------------------------------------------------------------------------------
                           The Fund seeks high current income
                           consistent with liquidity and
                           stability of principal. The Fund is
                           a money market
             TOUCHSTONE    fund and tries to maintain a constant             Fort Washington Investment
           MONEY MARKET    share price of $1.00 per share.                   Advisors, Inc.*
           ----------------------------------------------------------------------------------------------------



                           *Sub-Advisors to Touchstone Advisors, Inc.
                           **Formerly Touchstone Large Cap Growth.
                           ***Formerly Touchstone Enhanced 30.


The Funds underlying the Sub-Accounts may reserve the right to reject trades by Separate Account 1 in a Fund's shares if in the Fund's opinion, the trade would disrupt the management of the Fund. Such action would be taken only in extraordinary situations, such as where excessive market timing activity is taking place. In the event a Fund rejects a trade, we may not be able to immediately honor a purchase, transfer, or withdrawal request.

More complete information about each Fund, including information about its expenses, is included in its prospectus, which is delivered with this prospectus. Please read the Fund's prospectus carefully before you select it as an investment option.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

CHANGES IN THE SUB-ACCOUNTS AND THE FUNDS

We may add, delete or combine Sub-Accounts. New Sub-Accounts will invest in Funds we consider suitable. We may also substitute a new Fund or similar investment option for the Fund in which a Sub-Account invests. We would make a substitution to ensure the underlying Fund continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Fund's investment objectives or restrictions, a change in the availability of the Fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE FIXED ACCOUNT

At the time you allocate a purchase payment or transfer any of your Contract Value to the Fixed Account, we assign an interest rate to that amount. We will guarantee that rate of return for one year. At the end of each year, we assign a new interest rate to that amount and its related earnings, which is again guaranteed for at least one year. Different interest rates may apply to different amounts in the Fixed Account depending upon the timing of the allocation or transfer and the interest rates assigned each time.

We guarantee funds allocated or transferred to the Fixed Account will earn an effective annual rate of at least 3%.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

VALUATION OF YOUR INVESTMENTS
--------------------------------------------------------------------------------

SUB-ACCOUNTS

ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

The value of your interest in a Sub-Account is measured in Accumulation Units. An Accumulation Unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an Accumulation Unit varies from day to day depending on the investment performance of the Fund in which the Sub-Account is invested and the expenses of the Sub-Account.

The Accumulation Unit Value of each Sub-Account is calculated on each day that the New York Stock Exchange is open for business (Valuation Date). The Accumulation Unit Value of a Sub-Account on any Valuation Date is calculated by dividing the value of the Sub-Account's net assets by the number of Accumulation Units credited to the Sub-Account on the Valuation Date.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.

When you allocate purchase payments to a Sub-Account, your Contract is credited with Accumulation Units. Other transactions, such as withdrawals, exchanges, and payments of the annual contract maintenance charge, will increase or decrease the number of Accumulation Units credited to your Contract.

The number of Accumulation Units added to or subtracted from your Contract is calculated by dividing the dollar amount of the transaction by the Accumulation Unit Value for the Sub-Account at the close of trading on the Valuation Date when we process the transaction. To calculate the Accumulation Unit Value of a Sub-Account on any Valuation Date, we start with the Accumulation Unit Value from the preceding Valuation Date and adjust it to reflect the following items:

    o The investment performance of the Sub-Account, which is based on the investment performance of the corresponding Fund
    o  Any dividend or distributions paid by the corresponding Fund
    o Any charges or credits for taxes that we determined were the result of the investment operations of the Sub-Account
    o  The mortality and expense risk charge
    o  The contract administration charge

We reserve the right to change the number and value of the Accumulation Units credited to your Contract so long as the change does not affect your Contract Value or the benefits or other provisions of your Contract.

FIXED ACCOUNT

The value of the Fixed Account is calculated daily and reflects the following transactions:

    o  Purchase payments allocated to the Fixed Account
    o  Withdrawals from the Fixed Account
    o  Transfers to and from the Fixed Account
    o  Interest credited to the Fixed Account
    o Charges assessed against the Fixed Account, such as surrender charges and contract maintenance charges


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

ANNUITY INCOME PAYMENT OPTIONS
--------------------------------------------------------------------------------

ANNUITY PHASE

During the annuity phase, we will make periodic annuity income payments based on the annuity income payment option you choose as described on the following page. In the Contract, we refer to annuity income payment options as payout plans.

DETERMINING THE INCOME DATE

Annuity income payments start on a specific date called the Income Date. The Income Date is shown on page 3 of your Contract. If you do not select an Income Date, the Income Date will be based on the birthday of the Annuitant. The Annuitant is a natural person selected by you whose life is used to determine the duration and amount of any annuity payments.

Generally, unless you have selected another date, the Income Date is the first anniversary of your Contract Date on or after the Annuitant's 80th birthday. If your Contract has not been in effect for 10 years on the Annuitant's 80th birthday, the Income Date will be the 10th anniversary of your Contract Date.

You can change the Income Date by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change the Income Date.

CHOOSING THE PAYEE

You choose the person or persons to receive the annuity income payments. If you do not select someone, the Annuitant will automatically receive the annuity income payments. You can change the person you selected at any time by writing to us. If the person you select to receive annuity income payments dies, you will receive the annuity income payments unless you select another payee.

DETERMINING THE PAYMENT AMOUNT

Annuity income payment amounts are based on the Surrender Value of your Contract on the Income Date and the payment option you choose. However, the Surrender Value will equal your Contract Value and you will not pay any surrender charges on annuity income payments if the payments begin after the 2nd anniversary of your Contract Date and continue for at least 5 years.

Under all payment plans, we guarantee that you will earn interest at a minimum rate of 3% each year.

CHOOSING THE FREQUENCY

Generally, we make annuity income payments monthly. You can request annuity income payments on a quarterly, semiannual, or annual basis. If the Surrender Value of your Contract is less than $1,000, we make one annuity income payment in an amount equal to the Surrender Value. If each periodic payment will be less than $50, we will change the frequency of the payments to increase the amount of each periodic payment to at least $50.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

CHOOSING THE PAYMENT OPTION

You can select one of the five annuity income payment options described below, or any other payment option we currently offer, at any time before the Income Date. Some states may limit the availability of payment options. You can change the payment option you selected by writing to us. We must receive this notice on or before the scheduled Income Date. Once annuity income payments begin, you cannot change your payment option.

If you do not elect an annuity payment option, Life Income Option 2C (monthly payments guaranteed for 10 years) will apply.



                                       OVERVIEW OF ANNUITY INCOME PAYMENT OPTIONS
INSTALLMENT INCOME OPTION 1A     Fixed Period -- you select the number of years.
----------------------------------------------------------------------------------------------
INSTALLMENT INCOME OPTION 1B     Fixed Amount -- you select the amount of the monthly payment.
----------------------------------------------------------------------------------------------
       LIFE INCOME OPTION 2A     One Life -- we make payments as long as the Annuitant lives.
       ---------------------------------------------------------------------------------------
                                 Joint and Survivor -- we make payments as long as either the
       LIFE INCOME OPTION 2B     Annuitant or another designated person lives.
       ---------------------------------------------------------------------------------------
                                 Life with Guaranteed Period -- we make guaranteed payments
       LIFE INCOME OPTION 2C     for 10 or 20 years and as long as the Annuitant lives.
       ---------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------




                                                   ANNUITY INCOME PAYMENT OPTIONS
                                 FIXED PERIOD
                                 MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the number of years in the payment period. The monthly payments will remain the same throughout the payment period.
          INSTALLMENT INCOME     PAYMENT PERIOD: You select the number of years, but no more than 30.
                   OPTION 1A     OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
          -----------------------------------------------------------------------------------------------------
                                 FIXED AMOUNT
                                 MONTHLY PAYMENT AMOUNT: You select the amount, which must be at least $5 for each $1,000 of Surrender Value. For example, if your Surrender Value is
                                 $60,000, the minimum monthly payment amount is $300 ($5 x 60). The monthly payments will remain the same throughout the payment period.
                                 PAYMENT PERIOD: Payments are made until the entire amount, including interest,
          INSTALLMENT INCOME     is paid. All payments must be made in 30 years or less.
                   OPTION 1B     OPTION TO REQUEST LUMP SUM PAYMENT: Available at any time.
          -----------------------------------------------------------------------------------------------------
                                 ONE LIFE
                                 MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the Annuitant on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                                 PAYMENT PERIOD: We make payments for as long as the Annuitant lives. When the Annuitant dies we stop payments even if only one payment was made.
                 LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
                   OPTION 2A     is made.
                 ----------------------------------------------------------------------------------------------
                                 JOINT AND SURVIVOR
                                 MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract and the age and gender of the Annuitant and another designated person on the date of the first payment. The monthly payments will remain the same throughout the payment period.
                                 PAYMENT PERIOD: Based on the lifetimes of the Annuitant and another designated person. Payments continue as long as either person is living.
                                 If either person dies before the first payment, we make annuity payments during the survivor's lifetime under Life Income Option 2C guaranteed for 10 years.
                 LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
                   OPTION 2B     is made.
                 ----------------------------------------------------------------------------------------------
                                 LIFE WITH GUARANTEED PERIOD
                                 MONTHLY PAYMENT AMOUNT: Based on the Surrender Value of your Contract, and the age and gender of the Annuitant on the date of the first payment and the number of years chosen for guaranteed payments.The monthly payments will remain the same throughout the payment period.
                                 PAYMENT PERIOD: You select 10 or 20 years as the guaranteed period. We make payments for as long as the Annuitant lives even if the Annuitant lives longer than the selected period. For example, if you select a 10-year guaranteed payment period and the Annuitant lives for 12 years, we make payments for 12 years.
                 LIFE INCOME     OPTION TO REQUEST LUMP SUM PAYMENT: Not available after the first payment
                   OPTION 2C     is made.
                 ----------------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

DEATH BENEFIT
--------------------------------------------------------------------------------


DEATH OF ANNUITANT


If the Annuitant dies before the Income Date, we will pay a death benefit instead of annuity payments. We do not deduct a surrender charge from the death benefit payment.

You select one or more person(s) who will receive this death benefit. These people are called beneficiaries. You can change your beneficiaries at any time by writing to us.

To determine the death benefit amount, we must receive proof of death of the Annuitant and payment instructions for the beneficiary. If we do not receive payment instructions for the beneficiary within 60 days of receipt of the proof of death, we may pay the beneficiary in one lump sum. You can find additional information about designating a beneficiary and payment instructions in your Contract.

Based upon the date we receive the proof of death and payment instructions, we calculate the amount of the death benefit according to the following table:

BEFORE ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin, before the first day of the calendar month after the Annuitant's 80th birthday, and



BEFORE THE 7TH ANNIVERSARY OF THE                       ON OR AFTER THE 7TH ANNIVERSARY OF
CONTRACT DATE                                           THE CONTRACT DATE
The death benefit amount will equal the                 The death benefit amount will equal the
greater of the following 2 amounts:                     greatest of the following 3 amounts:

o The Contract Value on the date we                     o The Contract Value on the date we
  receive proof of death of the Annuitant                 receive proof of death of the Annuitant
  and payment instructions for the beneficiary            and payment instructions for the beneficiary

o The sum of all purchase payments minus                o The sum of all purchase payments minus
  any amounts withdrawn,including any                     any amounts withdrawn,including any
  surrender charges on the withdrawals                    surrender charges on the withdrawals

                                                        o The Contract Value on the most recent
                                                          septennial anniversary* of the Contract
                                                          Date plus any purchase payments made
                                                          since that anniversary minus any amounts
                                                          withdrawn since that anniversary,including
                                                          any surrender charges on the withdrawals


* A septennial anniversary occurs every 7 years. For example, the 7th, 14th, 21st and 28th anniversaries of the Contract Date are each a septennial anniversary.

AFTER ANNUITANT'S 80TH BIRTHDAY

Annuitant dies before annuity payments begin but on or after the first day of the calendar month after the Annuitant's 80th birthday.

The death benefit amount will equal the Contract Value on the day we receive proof of death of the Annuitant and payment instructions for the beneficiary.

Annuitant dies after annuity income payments begin.

Any remaining benefits will be paid based on the annuity income payment option in effect.


DEATH OF OWNER

If an Owner who is not also the Annuitant dies before the Annuitant and before the Income Date, the Surrender Value will be paid to the new Owner as described in the Required Distributions section on page 35 of this prospectus.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

WSLAC AND SEPARATE ACCOUNT 1
--------------------------------------------------------------------------------

WSLAC

Western-Southern Life Assurance Company (WSLAC) is a stock life insurance company organized under the laws of the State of Ohio on December 1, 1980. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. WSLAC and WSLIC issue insurance and annuity contracts and are located at 400 Broadway, Cincinnati, Ohio 45202.

Investments allocated to the Fixed Account are held in WSLAC's general account along with WSLAC's other assets. The interests of the Fixed Account have not been registered under the Securities Act of 1933 and WSLAC's general account has not been registered as an investment company under the Investment Company Act of 1940. As a result, the staff of the SEC has not reviewed the information in this Prospectus about the Fixed Account.

SEPARATE ACCOUNT 1

WSLAC established Separate Account 1 (SA1) under Ohio law on July 27, 1992. SA1 supports the Contracts and certain other variable annuity contracts that it issues. SA1 is registered with the SEC as a unit investment trust. We may operate SA1 as a management investment company or any other form permitted by law. We may also deregister SA1 if registration with the SEC is no longer required.


SA1 currently offers 20 Sub-Account options to purchasers of the Contracts. SA1 holds the investments allocated to the Sub-Accounts by the owners of the Contracts. It also holds assets for the benefit of owners of certain other variable annuity contracts that it issues. SA1 invests the assets of each Sub-Account in the corresponding Fund. The investment objective of a Sub-Account and the Fund in which it invests are identical.


WSLAC owns SA1's assets but it separates SA1's assets from its general account assets and the assets of its other separate accounts. Liabilities from any other businesses conducted by WSLAC will not be charged to SA1's assets. We hold SA1's assets exclusively for the benefit of owners and beneficiaries of the Contracts and certain other variable annuity contracts issued by WSLAC. WSLAC is obligated to pay all benefits provided under the Contracts.

The income, capital gains and capital losses of each Sub-Account are credited to or charged against the assets of that Sub-Account without regard to the income, capital gains or capital losses of any other Sub-Account or WSLAC.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

UNDERWRITER
--------------------------------------------------------------------------------

Touchstone Securities, Inc. is the distributor of the Contracts. Its principal business address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Touchstone Securities is a wholly-owned subsidiary of IFS Financial Services, Inc., a wholly-owned subsidiary of WSLAC.

Touchstone Securities pays sales commissions to persons or entities that sell the Contracts. These persons are called dealers. Sales commissions may be calculated as a percentage of the purchase payments received for a Contract or a percentage of the Contract Value (sometimes called a trail commission). Sales commissions may also be based on a dealer's total sales and other performance factors (sometimes called production bonuses). Touchstone Securities may also pay dealers for other services not directly related to Contract sales.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

VOTING RIGHTS
--------------------------------------------------------------------------------

Because each Sub-Account invests in a corresponding Fund, WSLAC is entitled to vote at any meeting of a Fund's shareholders. WSLAC, on behalf of the SA1, votes the shares of a Fund that are held by a Sub-Account according to the instructions of the owners of Contracts who have invested in that Sub-Account. If you have money in a Sub-Account on the record date for a meeting of the shareholders of the corresponding Fund, we will ask you for voting instructions. You will have voting rights corresponding to the number of Accumulation Units attributable to your policy.

We will mail materials to you at least 14 days before the shareholder meeting so you can provide your voting instructions to us. If we do not receive voting instructions from you, we will still vote the shares for which you are entitled to provide instructions. We will vote these shares in the same proportion as the voting instructions received by Contract owners who provide instructions. If WSLAC itself is entitled to vote at the shareholder meeting, it will vote its shares in the same manner.

We may not ask Contract owners for voting instructions if the applicable rules and regulations change and permit us to vote the shares of a Fund. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change.

We may disregard the voting instructions of Contract owners under certain circumstances and state insurance regulators may require us to disregard these instructions under certain circumstances. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

OTHER INFORMATION ABOUT YOUR CONTRACT
--------------------------------------------------------------------------------

RELY ON YOUR CONTRACT

The description of the Contract in this Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from the description of the Contract in the Prospectus, you should rely on the terms in your Contract.

CONFIRMATIONS AND STATEMENTS

We will send you a confirmation of each purchase payment and other financial transactions, such as transfers and partial withdrawals. We will also send you a statement each year showing the value of your investment in the Sub-Accounts and Fixed Account.

If you have invested money in a Sub-Account, you will also receive semi-annual reports for the underlying Fund of that Sub-Account. These semi-annual reports will include a list of portfolio securities held by the underlying Fund.

PROCESSING GUIDELINES

We use certain guidelines to determine when we will process your Contract application and other instructions. These processing guidelines determine your Contract Date and the effective date of instructions that you send to us. The effective date depends upon the time of day we receive your application or your instructions, whether the New York Stock Exchange is open at that time and whether your applications and instructions are in good order.

If we receive an incomplete application or incomplete instructions from you, we will contact you for more information. If we have not received all the application information that we need within 5 business days of the day we received your application, we will return your initial purchase payment to you unless you tell us not to return it.

If you are the sole owner of your Contract, you must sign your Contract application and other instructions. If you and another person are joint owners of your Contract, you and your joint owner must both sign your Contract application and other instructions.

SECURITY PROCEDURES

We have established security procedures for telephone transactions, such as recording telephone calls. In the future, we may also require a personal identification number (PIN). We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

CANCELLATION OF YOUR CONTRACT

If you have not made a purchase payment for 2 years, we may cancel your Contract if the total of your purchase payments less any partial withdrawals is less than $2,000 and your Contract Value is less than $2,000.

We will send you a notice before cancellation. You will have 14 days from the date of the notice to make an additional purchase payment and increase your total purchase payments to $2,000 or your Contract Value to $2,000. If you make this payment, we will not cancel your Contract. If you do not make this payment, we will cancel your Contract and pay you the Surrender Value.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the Annuitant is misstated in information sent to us, we will change any benefits under the Contract to those benefits that your purchase payments would have purchased if the correct age and gender had been stated. If we do not discover the misstatement until after annuity payments have started, we will deduct any overpayments, plus compound interest, from subsequent payments and we will pay any underpayments, plus compound interest, in a lump sum.

ASSIGNMENT

Generally, you may assign your Contract, but you may assign a Contract purchased in connection with a retirement plan only if assignment is permitted under applicable law and the documents governing the plan. We will not be bound by any assignment until written notice of the assignment is received and recorded at the Touchstone Variable Annuity Service Center. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or tax consequences of any assignment.

LOANS

You may be permitted to take a loan from your Contract if you purchased it in connection with a 403(b) plan and the plan documents permit such loans. Loans are not permitted under any other type of Contract.

NO DIVIDENDS

The Contracts are "non-participating", which means that they do not pay dividends. The investment results of the investment options that you choose are reflected in your benefits.

FINANCIAL STATEMENTS
AND ADDITIONAL CONTRACT INFORMATION


Financial statements of WSLAC and SA1 are included in the Statement of Additional Information along with additional information about the Contracts. The table of contents of the Statement of Additional Information is on page 49. For a free copy, call the Touchstone Variable Annuity Service Center at
800.669.2796 (press 2). The Statement of Additional Information and other information about the Contracts is also available on the Securities and Exchange Commission's web site (http://www.sec.gov). The Registration Number for the Contracts is 033-76582. The Registration Number for Separate Account 1 is 811-08420.



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

The following discussion summarizes the impact of certain federal income tax laws on contributions to, earnings of and distributions from a Contract. It is based on our understanding of these laws as they are currently in effect and interpreted. It is not tax advice. YOU SHOULD CONSULT YOUR OWN TAX ADVISOR BEFORE YOU PURCHASE A CONTRACT. Because this is a summary, it does not contain all the information that may be important to you.

The impact of federal income taxes on your investment in a Contract depends, among other things, on the following factors:

    o  WSLAC's tax status
    o  The tax status of the Contract
    o  Your tax status
    o  The tax status of your beneficiary
    o  The tax status of the person you select to receive annuity payments

Your investment may also be affected by changes that occur in the federal income tax laws and by other tax laws, such as state or local income tax laws, federal estate and gift tax laws and local estate and other similar laws. The effect of such other laws on your investment in a Contract are generally not discussed in this summary.

The following discussion assumes "you" are the owner of a Contract or, when the Contract is purchased in connection with a retirement plan that is described below as a Qualified Plan,"you" are the plan participant for whose benefit the contract is purchased.

TAX STATUS OF WSLAC

WSLAC is taxed as a life insurance company. Because the operations of the SA1 are part of WSLAC, WSLAC is responsible for any federal income taxes related to the income of the SA1 and its Sub-Accounts. You are responsible for all taxes related to your investment in a Contract.

TAX STATUS OF THE CONTRACT

We believe that any Contract will be treated as an "annuity contract" under the Internal Revenue Code (Code) and thus will provide the federal income tax consequences discussed in this summary. We do not, however, guarantee the tax status of any Contract. You bear the complete risk that any Contract you own may not be treated as an "annuity contract" under the Code. A more detailed discussion of various matters that might affect your Contract's status as an "annuity contract" is included in the Statement of Additional Information.

If a Contract you own is not treated as an "annuity contract", the earnings allocable to your investment in the Contract will be included in your income for federal income tax purposes on a current basis, even if you have not yet received payments from the Contract.

The discussions entitled "Tax Treatment of Non-Qualified Contracts" and "Tax Treatment of Qualified Contracts" will apply only if the applicable Contract is treated as an "annuity contract" under the Code.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

TAX TREATMENT OF NON-QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are not purchased in connection with a retirement plan or program which qualifies under Section 401, 403(b), 408, 408A or 457 of the Code. In this section of the Prospectus, these Contracts will be called "Non-Qualified Contracts".

A Non-Qualified Contract is intended to be a tax-deferred investment. This means that, if the Contract qualifies as an "annuity contract" under the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Non-Qualified Contract until you make a withdrawal from the Contract, surrender it or start receiving annuity payments from it. When you make a withdrawal from your Non-Qualified Contract, surrender it or receive an annuity payment from it, you will have to include in income for federal income tax purposes the portion of the payment that reflects investment earnings (but no other part of the payment which reflects an amount that has already been included in your income for federal income tax purposes).

The cost basis of your Non-Qualified Contract is generally the sum of your purchase payments for the Contract.

Different rules may apply to an owner of a Non-Qualified Contract that is not a natural person, such as a corporation or trust. If the owner of a Non-Qualified Contract is not a natural person, you should consult a tax advisor for more information about these rules.

The following discussion in this section explains how the general principles of tax-deferred investing apply to a Non-Qualified Contract when the owner of such Contract is a natural person. The discussion assumes at all times that your Non-Qualified Contract will be treated as an "annuity contract" under the Code.

TAX TREATMENT OF PURCHASE PAYMENTS

Generally, any purchase payments that you invest in your Non-Qualified Contract will not be deductible in determining your federal income tax.

TAX TREATMENT OF WITHDRAWALS, SURRENDERS AND DISTRIBUTIONS

You will generally have to include in income for federal income tax purposes the portion of any payment from your Non-Qualified Contract that exceeds the portion of the cost basis (or principal) of the Contract which is allocable to such payment. The difference between the cost basis and the value of your Non-Qualified Contract represents the increase in the value of the Contract. The taxable portion of a payment from your Non-Qualified Contract is generally taxed at your marginal income tax rate.

TAX TREATMENT OF PARTIAL WITHDRAWALS AND SURRENDERS

PARTIAL WITHDRAWALS. A partial withdrawal refers to a withdrawal from your Non-Qualified Contract that is less than its total value and is not paid in the form of an annuity. Usually, a partial withdrawal of the value of your Non-Qualified Contract will be treated for tax purposes as coming first from earnings (which represent the increase in the value of the Contract). This portion of the withdrawal will be included in your income for federal income tax purposes.

After the earnings portion is exhausted, the remainder of any partial withdrawal will be treated as coming from your principal in the Contract (generally the sum of the purchase payments; it also may include any employer or other payments for the Contract that were previously included in your income for federal income tax purposes). This portion of the withdrawal will not be included in your income for federal income tax purposes.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

If your Non-Qualified Contract contains investments made prior to August 14, 1982, however, a partial withdrawal from the Contract will be treated, to the extent it is allocable to such pre-August 14, 1982 investments, as coming first from principal and then, only after the principal portion is exhausted, from earnings.

SURRENDERS. If you surrender your Non-Qualified Contract and receive a lump sum payment of its entire value, the portion of the payment that exceeds your then remaining cost basis in the Contract will be included in your income for federal income tax purposes. You will not include in income for federal income tax purposes the part of the payment that is equal to such cost basis.

TAX TREATMENT OF ANNUITY PAYMENTS

If annuity payments are made under your Non-Qualified Contract, a portion of each payment is generally excludable from your income for federal income tax purposes as a tax-free recovery of your cost basis in the Contract and the balance is included in your income for such purposes.

The portion of the payment that is excludable from income is determined under detailed rules provided in the Code (which in general terms determine such excludable amount by dividing your cost basis in the Contract at the time the annuity payments begin by the expected return under such Contract).

If the annuity payments continue after your cost basis has been recovered, such additional payments will generally be included in full in income for federal income tax purposes.

For the above purposes, your cost basis in the Contract will be reduced to reflect the value of any period certain or refund guarantee form in which the annuity payments are to be made, if applicable.

PENALTY TAX ON DISTRIBUTIONS

Generally, a penalty equal to 10% of the amount of any payment that is includable in your income for federal income tax purposes will apply to any distribution you receive from a Non-Qualified Contract in addition to ordinary income tax.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Contract
    o A part of a distribution that is attributable to your investment in the Contract prior to August 14, 1982
    o A distribution that is paid under an immediate annuity within the meaning of Section 72(u)(4) of the Code,which generally refers to an annuity contract that has been purchased with a single premium or annuity consideration, under which payments begin no later than one year from the purchase of the contract and which provides for a series of substantially equal periodic payments to be made at least annually during the annuity period


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge by you of your Non-Qualified Contract may be treated as if it were a payment to you of all or part of the value of the Contract and therefore may be a taxable event. You should consult your own tax advisor before you assign or pledge your Non-Qualified Contract.

REQUIRED DISTRIBUTIONS

To qualify as an "annuity contract" under the Code, your Non-Qualified Contract must meet certain distribution requirements in the event you die.

Generally, if you die before annuity payments begin under the Contract, the amounts accumulated under your Non-Qualified Contract either must be distributed within 5 years of your death or must begin to be paid within one year of your death under a method that will pay the entire value of the Contract over the life (or a period not extending beyond the life expectancy) of your designated beneficiary under the Contract.

Special rules apply, however, if your beneficiary under the Contract is your surviving spouse. If your spouse is your designated beneficiary under the Contract, these rules involving required distributions in the event of death will be applied as if your surviving spouse had been the original owner of the Contract.

If you die after annuity payments have begun, payments generally must continue at least as rapidly as under the method in effect at your death (unless such method provides that payments stop at your death).

WITHHOLDING

Payments received from your Non-Qualified Contract are, to the extent includable in your income for federal income tax purposes, generally subject to federal income tax withholding, unless you elect not to have taxes withheld and you notify us that you are making this election.

Your tax status, the type of distribution and any election you make as to the withholding amount that is to apply will determine how much money must be withheld if you fail to elect out of withholding.

MULTIPLE NON-QUALIFIED CONTRACTS

All Non-Qualified Contracts that are issued to you by the same company within a calendar year period are generally treated as one Contract for purposes of determining the tax consequences of any distribution, and this may cause adverse or unanticipated tax consequences. As a result, you should consult a tax advisor before purchasing more than one Non-Qualified Contract in any calendar year period in order to discuss the effect of such multiple purchases.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

TAX TREATMENT OF QUALIFIED CONTRACTS

The information in this section of the Prospectus relates to Contracts that are purchased in connection with certain retirement plans. In this section of the Prospectus, these retirement plans will be called "Qualified Plans" and Contracts purchased in connection with Qualified Plans will be called "Qualified Contracts".

A Qualified Contract is intended to be a tax-deferred investment. This means that, if the Qualified Contract and the Qualified Plan under which it was purchased meet certain applicable rules of the Code, you will not have to include in income for federal income tax purposes the investment earnings of your Qualified Contract until a payment (or payments) are made to you.

When you take a distribution payment from your Qualified Contract, or receive an annuity payment from it, you will generally have to include in income for federal income tax purposes the entire amount of the payment (except to the extent it reflects your own "after-tax" contributions to the Contract or any other cost basis you may have under the Contract).

TYPES OF QUALIFIED CONTRACTS

The Qualified Contracts are designed to be suitable for use with the following types of Qualified Plans:

    o Traditional IRAs (individual retirement annuities under Section 408 of the Code)
    o  Roth IRAs(individual retirement annuities under Section 408A of the Code)
    o Section 401 plans (plans qualified under Section 401(a) of the Code, such as profit sharing plans, including so-called 401(k) plans and money purchase pension plans)
    o Section 403(b) plans (tax-sheltered annuities under Section 403(b) of the Code)
    o Section 457 Deferred Compensation plans (deferred compensation plans under Section 457 of the Code)
    o  SEPs (Simplified Employee Pension Plans under Section 408(k) of the Code)
    o  SIMPLE IRAs(Savings Incentive Match Plans for Employees under Section 408
       (p) of the Code)
    o  Texas ORP plans (State of Texas Optional Retirement Program plans)

Because of the minimum purchase payment requirements, Qualified Contracts may not be appropriate for some retirement plans.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

LIMITATIONS IMPOSED BY THE CODE OR THE QUALIFIED PLAN

In most cases, the Code places limitations and restrictions on how a Qualified Plan can be designed and operated. These limitations and restrictions relate to various issues, including:

    o  Amounts of allowable contributions
    o  Form, manner and timing of distributions
    o  Vesting and nonforfeitability of interests
    o Nondiscrimination in eligibility, participation, contributions and benefits
    o  Tax treatment of distributions, withdrawals and surrenders
    o Withdrawal from the plan, such as while the plan participant is still employed by the employer of the plan
    o  Receipt and taxation of loans

A Qualified Contract that is issued under or in connection with a Qualified Plan is subject to the terms and conditions of the Qualified Plan. If the information in the Qualified Plan documents differs from the information in the Qualified Contract, you should rely on the information in the Qualified Plan.

TAX CONSEQUENCES OF PARTICIPATING IN A QUALIFIED PLAN

The tax consequences of participating in a Qualified Plan vary with the type of plan and the terms and conditions of the plan. Various penalty and excise taxes may apply to contributions to or distributions from a Qualified Contract if the contributions or distributions violate the limitations of the Qualified Plan or the Code. Certain restrictions and penalties may apply to withdrawals and surrenders from a Qualified Contract.

The tax rules regarding Qualified Plans are complex, change frequentlyInvol and will have different applications depending on individual facts and circumstances. You should consult your own tax advisors before you purchase a Qualified Contract.

TRADITIONAL AND ROTH IRAS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Traditional IRA or a Roth IRA, we will provide you with an IRA Disclosure Statement.

SECTION 401 PLANS AND SECTION 403(b) PLANS. To help you understand the tax consequences of purchasing a Qualified Contract in connection with a Section 401 plan or a Section 403(b) plan, we have included a supplement in this Prospectus as to such plans. The supplement summarizes certain federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

TEXAS OPTIONAL RETIREMENT PROGRAM. To help you understand the tax consequences of purchasing a Qualified Contract in connection with the Texas Optional Retirement Program, we have included a supplement in this Prospectus as to this program. The supplement summarizes certain state and federal income tax laws and is based on our understanding of these laws. Because the supplement is a summary, it does not contain all the information that may be important to you. The supplement is for general informational purposes only.

OTHER QUALIFIED PLANS. You should contact your own tax advisor for more information about the tax consequences of investing in a Qualified Contract in connection with a Section 457 Deferred Compensation, a SEP or a SIMPLE IRA plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT A
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES

The Accumulation Unit Values shown in the table below are for an Accumulation Unit outstanding throughout the periods. An explanation of how an Accumulation Unit Value is calculated is located on page 22 in this Prospectus.

ACCUMULATION UNIT
-----------------
A unit of measure used to calculate a Contract owner's share of a Sub-Account. Although it is not the same as a mutual fund share, it is similar.

ACCUMULATION UNIT VALUE
-----------------------
The dollar value of an Accumulation Unit in a Sub-Account.



                            YEARS ENDED        UNIT VALUE AT    UNIT VALUE AT   NUMBER OF UNITS
                            DECEMBER 31      BEGINNING OF YEAR   END OF YEAR     AT END OF YEAR
                              1999 1             10.000000        12.386830         1,200,117
                              2000               12.386830         9.718353         1,812,173
                              2001                9.718353         6.339078         1,509,814
                              2002                6.339078         4.317351         1,142,848
     AIM V.I. GROWTH          2003                4.317351         5.590682           944,354
     ------------------------------------------------------------------------------------------
                              1999 1             10.000000         9.928089            51,404
                              2000                9.928089        10.788341           111,199
                              2001               10.788341        11.326516           135,339
 AIM V.I. GOVERNMENT          2002               11.326516        12.247868           335,054
          SECURITIES          2003               12.247868        12.214008           118,904
 ----------------------------------------------------------------------------------------------
                              1999 1             10.000000        13.645334           150,574
                              2000               13.645334         9.802330           572,987
                              2001                9.802330         6.816681           452,837
      ALGER AMERICAN          2002                6.816681         4.961946           311,222
SMALL CAPITALIZATION          2003                4.961946         6.969027           329,378
-----------------------------------------------------------------------------------------------
                              1999 1             10.000000        12.050408         1,426,332
                              2000               12.050408        10.133785         1,918,845
                              2001               10.133785         8.816622         1,460,260
      ALGER AMERICAN          2002                8.816622         5.829032         1,017,666
              GROWTH          2003                5.829032         7.773747           850,818
      -----------------------------------------------------------------------------------------
                              1999 1             10.000000        16.408335           424,862
                              2000               16.408335        13.016406           917,117
                              2001               13.016406         8.541410           682,980
             MFS VIT          2002                8.541410         5.582284           518,002
     EMERGING GROWTH          2003                5.582284         7.172911           442,059
     ------------------------------------------------------------------------------------------
                              1999 1             10.000000        10.298332           842,535
                              2000               10.298332        10.146955         1,119,486
                              2001               10.146955         8.413836           904,649
             MFS VIT          2002                8.413836         6.561334           621,755
     INVESTORS TRUST          2003                6.561334         7.907804           500,940
     ------------------------------------------------------------------------------------------
                              1999 1             10.000000         9.641838           234,504
                              2000                9.641838        11.533723           469,721
           PIMCO VIT          2001               11.533723        12.048048           491,076
           LONG-TERM          2002               12.048048        13.977946           529,898
     U.S. GOVERNMENT          2003               13.977946        14.328954           327,488
     ------------------------------------------------------------------------------------------
           PUTNAM VT
INTERNATIONAL EQUITY          2003 6             10.000000        12.954308           743,154
-----------------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------




                            YEARS ENDED        UNIT VALUE AT    UNIT VALUE AT   NUMBER OF UNITS
                            DECEMBER 31      BEGINNING OF YEAR   END OF YEAR    AT END OF YEAR
                               2000 2            10.000000         9.303488           173,612
                               2001               9.303488         8.060562           180,003
         SCUDDER VIT           2002               8.060562         6.178289           175,826
    EQUITY 500 INDEX           2003               6.178289         7.812539           240,172
    -------------------------------------------------------------------------------------------
          TOUCHSTONE
     BARON SMALL CAP           2003 6            10.000000        12.900631            20,979
     ------------------------------------------------------------------------------------------
                               1995 3            10.000000        11.687169            14,972
                               1996              11.687169        12.817847           236,639
                               1997              12.817847        16.905544           921,086
                               1998              16.905544        17.227461         1,527,712
                               1999              17.227461        24.945052         1,194,568
                               2000              24.945052        31.905234         1,027,279
                               2001              31.905234        30.652383           881,434
          TOUCHSTONE           2002              30.652383        23.494879           692,610
     EMERGING GROWTH           2003              23.494879        34.138475           596,993
     ------------------------------------------------------------------------------------------
                               1999 1            10.000000        11.485000            19,113
                               2000              11.485000         9.097565            96,734
                               2001               9.097565        10.246261           118,515
          TOUCHSTONE           2002              10.246261         7.830226           143,326
  THIRD AVENUE VALUE           2003               7.830226        11.042983           220,735
  ---------------------------------------------------------------------------------------------
                               2001 4            10.000000         8.909627            45,435
    TOUCHSTONE EAGLE           2002               8.909627         5.759382            34,987
CAPITAL APPRECIATION           2003               5.759382         7.484368           298,611
-----------------------------------------------------------------------------------------------
                               1999 1            10.000000        10.649017           263,644
                               2000              10.649017        10.197589           221,023
          TOUCHSTONE           2001              10.197589         8.909282           188,348
            ENHANCED           2002               8.909282         6.797592           171,128
         DIVIDEND 30           2003               6.797592         8.843737           173,402
         --------------------------------------------------------------------------------------
                               1998 5            10.000000        10.119923           221,536
                               1999              10.119923        11.484675           503,145
                               2000              11.484675        11.632177           455,261
                               2001              11.632177        11.374653           467,275
          TOUCHSTONE           2002              11.374653         8.231427           365,796
          VALUE PLUS           2003               8.231427        10.535781           387,270
          -------------------------------------------------------------------------------------



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------




                            YEARS ENDED        UNIT VALUE AT    UNIT VALUE AT   NUMBER OF UNITS
                            DECEMBER 31      BEGINNING OF YEAR   END OF YEAR    AT END OF YEAR
                               1995 3            10.000000        12.490239            28,701
                               1996              12.490239        14.161478           451,141
                               1997              14.161478        16.749955         1,858,720
                               1998              16.749955        17.758155         2,973,336
                               1999              17.758155        17.957567         2,362,289
                               2000              17.957567        19.874253         1,654,656
                               2001              19.874253        18.573609         1,354,722
          TOUCHSTONE           2002              18.573609        15.594493         1,098,212
     GROWTH & INCOME           2003              15.594493        20.439644           945,483
     ------------------------------------------------------------------------------------------
                               1995 3            10.000000        11.962842            28,416
                               1996              11.962842        13.782738           266,916
                               1997              13.782738        16.130170         1,153,567
                               1998              16.130170        16.780412         2,142,449
                               1999              16.780412        18.149355         1,713,391
                               2000              18.149355        20.185864         1,376,550
                               2001              20.185864        20.448209         1,199,393
          TOUCHSTONE           2002              20.448209        18.341110           983,569
            BALANCED           2003              18.341110        22.000680           808,499
          -------------------------------------------------------------------------------------
                               1999 1            10.000000         9.186113           108,456
                               2000               9.186113         9.002382           201,564
                               2001               9.002382         9.497443         1,532,122
          TOUCHSTONE           2002               9.497443         9.635371         1,258,428
          HIGH YIELD           2003               9.635371        11.787491         1,065,235
          -------------------------------------------------------------------------------------
                               1995 3            10.000000        11.262524            28,863
                               1996              11.262524        11.395131           235,025
                               1997              11.395131        12.137441           936,431
                               1998              12.137441        12.960022         1,764,079
                               1999              12.960022        12.623260         1,527,257
                               2000              12.623260        13.602365         1,197,861
                               2001              13.602365        14.473580         1,057,023
          TOUCHSTONE           2002              14.473580        15.413573           915,185
           CORE BOND           2003              15.413573        15.739434           666,800
          -------------------------------------------------------------------------------------
                               2001 4            10.000000        10.118290            98,402
          TOUCHSTONE           2002              10.118290        10.142306           200,619
        MONEY MARKET           2003              10.142306        10.108530           979,915
        ---------------------------------------------------------------------------------------


1  Sub-Account operations began on May 14, 1999
2  Sub-Account operations began on May 3, 2000
3  Sub-Account operations began on February 23, 1995
4  Sub-Account operations began on May 1, 2001
5  Sub-Account operations began on May 1, 1998

6  Sub-Account operations began on May 1, 2003



                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT B
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION
SECTION 401 AND SECTION 403(b) PLANS

Section 401(a) of the Code permits sole proprietorships, partnerships, corporations and certain other organizations operating businesses to establish various types of Qualified Plans (called "Section 401 plans" in this Supplement) for their employees (and, if applicable, those self-employed persons working in the businesses). A Qualified Contract may be purchased to provide benefits to a participant in a Section 401 plan.

Because the provisions of Section 401 plans and Section 403(b) plans vary from plan to plan, you should contact your plan administrator for additional information.

Section 403(b) of the Code permits public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code to purchase Qualified Contracts as "tax sheltered annuities" (called "Section 403(b) plans" in this Supplement) for their employees.

The Code places limitations and restrictions on all Section 401 and Section 403(b) plans, but the specific rules set forth in the applicable plan will also affect how the plan works. If the information in the Qualified Plan documents differs from the information in the Qualified Contract or in this Supplement, you should rely on the information in the Qualified Plan documents.

This discussion explains certain federal income tax rules applicable to a Qualified Contract purchased in connection with a Section 401 or a Section 403(b) plan. This discussion assumes at all times that the Contract qualifies as an "annuity contract" and a "Qualified Contract", and that the plan to which it relates qualifies as a "Qualified Plan" under the Code.

TAX TREATMENT OF CONTRIBUTIONS

Other than "after-tax" contributions made by you to a Section 401 plan, contributions to a Section 401 or a Section 403(b) plan generally are NOT included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Except for the special tax treatments described below, any distributions from a Qualified Contract purchased in connection with a Section 401 or Section 403(b) plan generally are included in your (or, if applicable, your beneficiary's) income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

SPECIAL TAX TREATMENT FOR LUMP SUM DISTRIBUTIONS FROM A SECTION 401 PLAN.
If you receive (or your beneficiary receives) an amount from a Qualified Contract as part of a distribution from a Section 401 plan, if the distribution qualifies as a lump sum distribution under the Code and if you were born before January 1, 1936, the portion of the distribution that is included in income may be eligible for special tax treatment. Your plan administrator should provide you with information about the tax treatment of a lump sum distribution at the time you receive such a distribution.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

SPECIAL RULES FOR DISTRIBUTIONS THAT ARE ROLLED OVER. In addition, special rules apply to a distribution from a Qualified Contract to you (or your surviving spouse in the event he or she is your beneficiary with respect to the distribution) that relates to a Section 401 or a Section 403(b) plan if such distribution is properly rolled over in accordance with the provisions of the Code. These provisions contain various requirements, including the requirement that the rollover be made directly from the distributing plan or within 60 days of receipt:

    o To a Traditional IRA under Section 408 of the Code (and the rollover is being made by you or your spouse as beneficiary). A Traditional IRA does not include a Roth IRA, SIMPLE IRA, or Coverdell Education Savings Account (formerly known as an Education IRA).
    o  To another Section 401 plan or a certain kind of annuity plan under
       Section 403(a) of the Code (if the distribution is from a Section 401 plan and the rollover is being made by you).
    o To a Section 403(b) plan (if the distribution is from a Section 403(b) plan and the rollover is being made by you).
    o To an eligible Section 457 (b) plan maintained by a governmental employer (governmental 457 plan).

These special rules only apply to distributions that qualify as "eligible rollover distributions" under the Code. In general, a distribution from a
Section 401 or Section 403(b) plan will be an eligible rollover distribution EXCEPT to the extent:

    o It is part of a series of payments made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your beneficiary under the plan or for a period of more than ten years.
    o  It is made by reason of a hardship.
    o It is a required minimum distribution under Section 401(a)(9) of the Code as described below.
    o It represents cash dividends paid to you on employer stock held in an employer stock ownership plan.
    o It represents a distribution that is made to correct a failed nondiscrimination test or because legal limits on certain contributions were exceeded.
    o It is the amount of a plan loan that becomes a taxable deemed distribution because of a default.

Required minimum distributions under Section 401(a)(9) of the Code include the following required payments:

    o Except as noted below, minimum payments are required for the calendar year in which you reach age 70 1/2 or any later calendar year.
    o If the plan is a Section 401 plan that is not maintained by certain governmental or church-sponsored organizations and if you are NOT treated under the Code as owning 5% or more of the employer of the applicable plan, minimum distributions are required for the LATER of the calendar year in which you reach age 70 1/2 or the calendar year you terminate employment with the employer.

The administrator of the applicable Section 401 or Section 403(b) plan should provide additional information about these rollover tax rules when a distribution is made.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

SPECIAL RULES FOR DISTRIBUTIONS IN THE FORM OF ANNUITY PAYMENTS. If any distribution is made from a Qualified Contract that relates to a Section 401 or
Section 403(b) plan and is made in the form of annuity payments (and is not eligible for rollover or is not in any event rolled over), a portion of each payment is generally excludable from income for federal income tax purposes to the extent it is treated as allocable to your "after-tax" contributions to the Contract (and any other cost basis you have in the Contract). To the extent the payment exceeds such portion, it is includable in income for federal income tax purposes.

The portion of the annuity payment that is excludable from income is determined under detailed rules provided in the Code. In very general terms, these detailed rules determine such excludable amount by dividing your "after-tax" contributions and other cost basis in the Contract that remain in the plan at the time the annuity payments begin by the anticipated number of payments to be made under the Contract. If the annuity payments continue after the number of anticipated payments has been made, such additional payments will generally be included in full in income for federal income tax purposes.

WITHHOLDING. If any part of a distribution from a Qualified Contract that relates to a Section 401 or a Section 403(b) plan is eligible for rollover, but is not directly rolled over to a Traditional IRA or another eligible employer plan or account pursuant to your election, it is generally subject to mandatory federal income tax withholding at a rate of 20%.

Any taxable part of a distribution from a Qualified Contract that is not eligible for a direct rollover is subject to different withholding rules that are described in the Code. You can generally elect completely out of withholding as to such part.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the Qualified Contract
    o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
    o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

    o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS

Distributions from a Qualified Contract issued in connection with a Section 401 or a Section 403(b) plan must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

    o Except as noted below, required distributions to you generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
    o If a Section 401 plan is involved (except for a Section 401 plan maintained by certain governmental or church-sponsored organizations) and you are NOT considered a 5% or more owner of the employer of the plan under the rules of the Code, the required distributions to you generally do not have to start until April 1 of the calendar year following the LATER of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
    o When distributions are required to be made to you under the Code, they must generally be made over your life (or a period not extending beyond your life expectancy) or over the joint lives (or a period not extending beyond the joint life expectancies) of you and a designated beneficiary under the plan. In general, at least a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents should contain such rules.

SPECIAL PROVISIONS

LOANS. Qualified Contracts used for Section 403(b) plans generally allow you to borrow money from such Contracts. In addition, certain Section 401 plans may allow you to borrow money from a Qualified Contract that is used for such plans.

In order to meet the rules of the Code so that such loans are not considered taxable distributions when made, such loans must generally meet the rules listed below:

    o The amount of each loan must generally be a minimum amount as determined under the applicable plan.
    o The interest rate on each loan must be comparable to the rate charged by commercial lenders for similar loans.
    o The loan must be repaid in substantially equal payments made at least quarterly.
    o Generally, you cannot surrender or annuitize the Contract while a loan is outstanding.
    o There may also be restrictions on the maximum time for repaying the loan. The maximum term of any such loan is normally 5 years, except that a longer period may be able to apply to a loan used to purchase your principal residence.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

A Section 403(b) or a Section 401 plan may contain additional or different rules on loans from a Qualified Contract. The administrator of the applicable Section 403(b) or Section 401 plan should be able to provide information about these rules.

WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts from a Qualified Contract used for a Section 401 or Section 403(b) plan to the extent it is attributable to contributions made pursuant to a pre-tax salary reduction agreement or other cash or deferred arrangement. This limit applies in a Qualified Contract used for a Section 403(b) plan only to the extent the withdrawal is attributable to contributions made after December 31, 1988.

If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age 59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under the plan after 1988. In addition, withdrawals for hardship are not eligible for rollover.

In the case of a Section 401 plan, distributions may also be permitted in the event of the plan's termination or when the plan employer sells substantially all of the assets used in a trade or business of the employer or all of the employer's interest is a subsidiary and you continue service with the purchaser of such assets or interest, provided certain conditions are met.

You should consult your own tax advisor about the tax consequences of and rules for a loan or a withdrawal from a Section 401 or Section 403(b) plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

SUPPLEMENT C
--------------------------------------------------------------------------------

STATE OF TEXAS OPTIONAL RETIREMENT PROGRAM

The Contract is eligible for the State of Texas Optional Retirement Program
(ORP). Plans established under the Texas ORP will be referred to as "Texas ORP Plans" in this Supplement. Contracts purchased in connection with Texas ORP Plans will be referred to as "ORP Contracts" in this Supplement.

ORP CONTRACTS

ELIGIBLE PARTICIPANTS. An ORP Contract may be purchased to provide benefits to a participant in a Texas ORP Plan. Employees of Texas "state supported institutions of higher education" may direct contributions and transfers to an ORP Contract."State supported institutions of higher education" is defined in
Section 51.351 of Subchapter G of Title 3 of the Higher Education Code of the State of Texas.

EMPLOYER PREMIUMS. Employer premiums are purchase payments applied to the ORP Contract that are attributable to employer contributions other than contributions made through a salary reduction agreement. Employer premiums are subject to vesting under the rules governing Texas ORP Plans.

LOANS. Participants in a Texas ORP Plan are not allowed to borrow money from an ORP Contract.

DISTRIBUTIONS. Distributions of funds from an ORP Contract may only be made upon the occurrence of a "distributable event". Title 8, Chapter 830.105 of the Texas Government Code defines "distributable event" as death, retirement, termination of employment in all public institutions of higher education in Texas, or attainment of age 70 1/2.

Distributions from an ORP Contract are considered to have begun if:

    o Distributions are made on account of you reaching your required beginning date
    o Before the required beginning date, irrevocable distributions commence over a period permitted and in an annuity form acceptable under Section 1.401(a)(9) of the Regulations

SPECIFIC PLAN RULES. The Internal Revenue Code and Texas laws place limitations and restrictions on Texas ORP Plans, but the specific rules set forth in the applicable plan will also affect how the plan works. Because the provisions of Texas ORP Plans vary from plan to plan, you should contact your plan administrator for additional information. If the information in the Texas ORP Plan documents differs from the information in the ORP Contract or in this Supplement, you should rely on the information in the Texas ORP Plan documents.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

This discussion explains certain federal income tax rules applicable to an ORP Contract. This discussion assumes at all times that the Contract qualifies as an "annuity contract" under the Code, the Contract qualifies as an "ORP Contract" under Texas law and the plan to which it relates qualifies as a "Texas ORP Plan" under Texas law.

The specific rules related to ORP Contracts and Texas ORP Plans discussed in the previous section, such as the rules on when distributions may be made from an ORP Contract, are applicable in addition to the federal income tax rules discussed in this section.

TAX TREATMENT OF CONTRIBUTIONS

Contributions to a Texas ORP Plan generally are not included in your income for federal income tax purposes until the contributions are distributed from the plan, provided such contributions are not in excess of any benefit, contribution or nondiscrimination limits that apply to the plan.

TAX TREATMENT OF DISTRIBUTIONS

Any distributions from a Texas ORP Plan generally are included in income for federal income tax purposes as ordinary income, except to the extent the distributions are allocable to your after-tax contributions.

In addition, special rules apply to a distribution from an ORP Contract if such distribution is properly rolled over in accordance with the provisions of the Code. The administrator of the applicable Texas ORP Plan should provide additional information about these rollover tax rules when a distribution is made.

PENALTY TAX ON WITHDRAWALS

Generally, there is a penalty tax equal to 10% of the portion of any payment from an ORP Contract that is included in your income for federal income tax purposes.

This 10% penalty will not apply, however, if the distribution meets certain conditions. Some of the distributions that are excepted from the 10% penalty are listed below:

    o  A distribution that is made on or after the date you reach age 59 1/2
    o A distribution that is properly rolled over to a Traditional IRA or to another eligible employer plan or account
    o  A distribution that is made on or after your death
    o A distribution that is made when you are disabled (as defined in Section 72(m) of the Code)
    o A distribution that is made as part of a series of substantially equal periodic payments which begin after you separate from service with the employer of the applicable plan and are made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your joint Annuitant under the ORP Contract


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

--------------------------------------------------------------------------------

    o A distribution that is made to you by reason of your separation from service with the employer of the applicable plan when such separation occurs during or after the calendar year in which you reach age 55
    o A distribution that is made to you to the extent it does not exceed the amount allowable to you as a deduction for medical care under Section 213 of the Code (determined without regard to whether or not you itemize deductions)
    o A distribution that is made to an alternate payee of yours pursuant to a Qualified Domestic Relations Order (that meets the conditions of Section 414(p) of the Code)

REQUIRED DISTRIBUTIONS UNDER THE CODE

Distributions from an ORP Contract must meet certain rules concerning required distributions that are set forth in the Code. Such rules are summarized below:

    o Except as noted below, required distributions generally must start by April 1 of the calendar year following the calendar year in which you reach age 70 1/2.
    o If you do not terminate your employment until after age 70 1/2, the required distributions generally do not have to start until April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or the calendar year in which you terminate employment with the employer.
    o When distributions are required under the Code, a certain minimum amount, determined under the Code and regulations issued thereunder, must be made each year.

In addition, other rules apply under the Code to determine when and how required minimum distributions must be made in the event of your death. The applicable plan documents will contain such rules.

WITHDRAWAL LIMITATIONS UNDER THE CODE

The Code limits the withdrawal of amounts from an ORP Contract to the extent it is attributable to contributions made pursuant to a salary reduction agreement or other cash or deferred arrangement. If such withdrawal limitations apply, withdrawals of such amounts generally can be made only when you reach age
59 1/2, when you separate from service with the employer of the plan, when you become disabled (as defined in Section 72(m) of the Code) or die or in the case of your financial hardship (that meets certain rules described in the Code). Withdrawals for hardship do not include earnings allocated for you under a Texas ORP Plan after 1988.

You should consult your own tax advisor about the tax consequences of and rules for a withdrawal from a Texas ORP Plan.


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                                                PAGE

GENERAL ......................................................     3

SAFEKEEPING OF ASSETS ........................................     3

DISTRIBUTION OF THE CONTRACTS ................................     3

SUB-ACCOUNT PERFORMANCE ......................................     4


SUB-ACCOUNT ACCUMULATION UNIT VALUES .........................     6

FIXED ACCOUNT VALUE ..........................................     7

FIXED ANNUITY INCOME PAYMENTS ................................     7

QUALIFICATION AS AN "ANNUITY CONTRACT" .......................     8

INDEPENDENT AUDITORS .........................................    10

FINANCIAL STATEMENTS .........................................    10


                   TOUCHSTONE GOLD VARIABLE ANNUITY PROSPECTUS

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

SEPARATE ACCOUNT 1

TOUCHSTONE GOLD VARIABLE ANNUITY

FLEXIBLE PURCHASE PAYMENT DEFERRED

VARIABLE ANNUITY CONTRACTS

----------------------------
STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2004


----------------------------



This Statement of Additional Information is not a prospectus, but contains information in addition to that set forth in the current prospectus dated May 1, 2004 (the "Prospectus") for certain variable annuity contracts ("Contracts") offered by Western-Southern Life Assurance Company ("WSLAC") through its Separate Account 1 ("SA1"), and should be read in conjunction with the Prospectus. Unless otherwise noted, the terms used in this Statement of Additional Information have the same meanings as those set forth in the Prospectus.


A copy of the Prospectus may be obtained by calling the Touchstone Variable Annuity Service Center at 800.669.2796 (press 2) or by written request to WSLAC at P.O. Box 2850, Cincinnati, Ohio 45201-2850.


FORM 7135 (5/04)

 TABLE OF CONTENTS
 OF
 STATEMENT OF ADDITIONAL INFORMATION

                                                                Page

 General                                                        3

 Safekeeping of Assets                                          3

 Distribution of the Contracts                                  3

 Sub-Account Performance                                        4


 Sub-Account Accumulation Unit Values                           6

 Fixed Account Value                                            7

 Fixed Annuity Income Payments                                  7

 Qualification as an "Annuity Contract"                         8

 Independent Auditors                                           10

 Financial Statements                                           10

GENERAL

Except as otherwise indicated herein, all capitalized terms shall have the meanings assigned to them in the Prospectus.

WSLAC is subject to regulation by the Ohio Department of Insurance, which periodically examines its financial condition and operations. WSLAC also is subject to the insurance laws and regulations of all jurisdictions in which it offers Contracts. Copies of the Contract have been filed with, and, where required, approved by insurance regulators in those jurisdictions. WSLAC must submit annual statements of its operations, including financial statements, to such state insurance regulators so that they may determine solvency and compliance with applicable state insurance laws and regulations.

WSLAC and SA1 have filed a Registration Statement regarding the Contracts with the Securities and Exchange Commission under the Investment Company Act of 1940 and the Securities Act of 1933. The Prospectus and this Statement of Additional Information do not contain all of the information in the Registration Statement.

SAFEKEEPING OF ASSETS

The assets of SA1 are held by WSLAC, separate from WSLAC's general account assets and any other separate accounts that WSLAC has or will establish. WSLAC maintains records of all purchases and redemptions of the interests in the Funds held by the Sub-Accounts. WSLAC maintains fidelity bond coverage for the acts of its officers and employees.

DISTRIBUTION OF THE CONTRACTS

As disclosed in the Prospectus, the Contracts are distributed through Touchstone Securities, Inc. (the "Distributor"), which is a wholly-owned subsidiary of IFS Financial Services, Inc. ("IFS"). IFS is a wholly-owned subsidiary of WSLAC. The Distributor is a member of the National Association of Securities Dealers, Inc. The offering of the Contracts is continuous, and WSLAC does not anticipate discontinuing offering the Contracts, although it reserves the right to do so.

Sales commissions attributable in part to the Touchstone Gold Variable Annuity Contracts and paid by WSLAC to the Distributor and amounts retained by the Distributor are shown below for the periods indicated.


                                                                                AMOUNTS
 PERIOD                                SALES COMMISSIONS PAID   RETAINED BY DISTRIBUTOR


 For the year ended December 31, 2001              $1,622,238                  $199,659
 For the year ended December 31, 2002              $1,134,975                  $122,626
 For the year ended December 31, 2003              $1,001,722                  $115,633



SUB-ACCOUNT PERFORMANCE

MONEY MARKET YIELD

WSLAC may quote or advertise the yield of the money market Sub-Account in accordance with rules and regulations adopted by the Securities and Exchange Commission. The Company computes the money market Sub-Account's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the underlying money market Fund, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD  =  (BASE PERIOD RETURN/7) *365

         Where:

         BASE PERIOD RETURN = The percentage (or net) change in the Accumulation
                              Unit Value for the money market ("AUV") over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the money market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the money market Sub-Account (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Sub-Account over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the money market Sub-Account of the Separate Account will be lower than the yield for the underlying money market Fund or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the money market Sub-Account for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD  =  [(BASE PERIOD RETURN + 1)365/7] - 1
The yield on amounts held in the money market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The money market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying money market Fund or substitute funding vehicle, the types and quality of portfolio securities held by the underlying money market Fund or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of Surrender Charges or Contract Maintenance Charges that may be applicable on surrender of a Contract.

TOTAL RETURN

The performance of the Sub-Accounts may be quoted or advertised by WSLAC in various ways. All performance information supplied by WSLAC in advertising is based upon historical results of the Sub-Accounts and the underlying funds and is not intended to indicate future performance. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration. The value of an Accumulation Unit and total returns fluctuate in response to market conditions, interest rates and other factors.

Average annual total returns are calculated by determining the average annual compounded rates of return over one, five and ten year periods (or since commencement of operations) that would equate an initial hypothetical investment to the ending redeemable value according to the following formula:

P (1 + T)n = ERV where:

         P      =  a hypothetical initial purchase payment of $1,000
         T      =  average annual total return
         n      =  number of years and/or portion of a year
         ERV    =  ending redeemable value of a hypothetical initial purchase payment of $1,000 at the end of the applicable period

 While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that any Sub-Account's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of any Sub-Account.

Average annual total return is calculated as required by applicable regulations. In addition to average annual total returns, a Sub-Account may quote cumulative total returns reflecting the simple change in value of any investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount.

"Total return" or "average annual total return" quoted in advertising reflects all aspects of a Sub-Account's return, including the effect of reinvestment by the Sub-Account of income and capital gain distributions and any change in the Sub-Account's value over the applicable period. Such quotations reflect administrative charges and risk charges. Since the Contract is intended as a long-term investment, total return calculations will assume that no partial withdrawals from the hypothetical Contract occurred during the applicable period, but that a Surrender Charge and a Contract Maintenance Charge would be incurred upon the hypothetical withdrawal at the end of the applicable period.

Any total return quotation provided for a Sub-Account should not be considered as representative of the performance of the Sub-Account in the future, since the net asset value will vary based not only on the type, quality and maturities of the securities held in the underlying fund in which the Sub-Account invests, but also on changes in the current value of such securities and on changes in the expenses of the Sub-Account and the underlying fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of a Sub-Account to total returns published for other investment companies or other investment vehicles.

WSLAC may advertise examples of the effects of dollar cost averaging, whereby a Contract owner periodically invests a fixed dollar amount in a Sub-Account, thereby purchasing fewer Accumulation Units when prices are high and more Accumulation Units when prices are low. While such a strategy does not assure a profit nor guard against a loss in a declining market, the Contract owner's average cost per Accumulation Unit can be lower than if fixed numbers of Accumulation Units had been purchased at the same intervals or if the same total amount of money were put into the Contract all at one point in time. In evaluating dollar cost averaging, owners should consider their ability to continue purchasing Accumulation Units during periods of low price levels.

Performance information for any Sub-Account may be compared, in reports to Contract owners and in advertising, to stock indices, other variable annuity separate accounts or other products tracked by Lipper Analytical Services, or other widely used independent research firms, which rank variable annuities and investment companies by overall performance, investment objectives and assets. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

SUB-ACCOUNT ACCUMULATION UNIT

VALUES

In this discussion, the term Valuation Period means the period of time beginning at the close of trading on the New York Stock Exchange (NYSE) on one Valuation Date, as defined below, and ending at the close of trading on the NYSE on the next succeeding Valuation Date. A Valuation Date is each day valuation of the Sub-Accounts is required by law including every day that the NYSE is open.

The value of an Accumulation Unit at the close of any Valuation Period is determined for each Sub-Account by multiplying the Accumulation Unit Value of the Sub-Account at the close of the immediately preceding Valuation Period by the "Net Investment Factor" (described below).

Depending upon investment performance of the underlying fund in which the Sub-Account is invested, the Accumulation Unit Value may increase or decrease.

The Net
Investment

Factor for each Sub-Account for any Valuation Period is determined by dividing
(a) by (b) and subtracting (c) from the result, where:

          (a)  equals:

                    (1) the net asset value per share of the underlying fund at the end of the current Valuation Period, plus

                    (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

                    (3) a per share charge or credit for any taxes reserved, which are determined by WSLAC to have resulted from the investment operations of the Sub-Account during the current Valuation Period;

          (b) is the net asset value per share of the corresponding underlying fund determined at the end of the immediately preceding Valuation Period; and

          (c) is a factor representing the charges deducted from the Sub-Account on a daily basis for the daily portion of the annual Mortality and Expense Risk Charge and the annual Contract Administration Charge.

FIXED ACCOUNT VALUE

Fixed Account Value is calculated on a daily basis by the following formula:

PP + XFT + I - XFF - WD = FAV where

          PP  = the sum of all purchase payments allocated to the Fixed Account

          XFT = any amount transferred to the Fixed Account from a Sub-Account

            I = interest credited by WSLAC to the Fixed Account

          XFF = any amounts transferred from the Fixed Account to a Sub-Account

           WD = any amounts withdrawn for charges or deductions, or in connection with any surrenders or partial withdrawals




FIXED ANNUITY INCOME PAYMENTS

The Contracts provide only for fixed annuity payment options. The amount of such payments is calculated by applying the Surrender Value at annuitization, less any applicable premium tax, to the income payment rates for the income payment option selected.

Annuity payments will be the larger of:

          o the income based on the rates shown in the Contract's Annuity Tables for the income payment option chosen; and

          o the income calculated by applying the proceeds as a single premium at WSLAC's current rates in effect on the date of the first annuity payment for the same option.

Annuity payments under any of the income payment options will not vary in dollar amount and will not be affected by the future investment performance of the Variable Account.

QUALIFICATION AS AN "ANNUITY CONTRACT"

For the Contract to be treated as an "annuity contract" under the Code, the Contract must meet certain requirements under the Code. The following sections discuss various matters that might affect the Contract's status as an "annuity contract".

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of all variable annuity contracts. The Code generally provides that a variable contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department, adequately diversified. The Code contains a safe harbor provision which provides that variable contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, (1) the underlying assets meet the diversification standards prescribed elsewhere in the Code for an entity to be classified as a regulated investment company and (2) no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

In March 1989, the Treasury Department issued regulations that established diversification requirements for the investment portfolios such as the Funds underlying variable contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described in Section 817(h) of the Code. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the investment portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the investment portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the investment portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the investment portfolio is represented by any four investments.

The Sub-Accounts, through each of the Funds, intends to comply with the diversification requirements of the Code and the regulations. The Advisor has agreed to manage the Funds so as to comply with such requirements.

EXCESSIVE CONTROL

The Treasury Department has from time to time suggested that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract (i.e., the owner is able to transfer values among Sub-Accounts with only limited restrictions). If a variable contract is not treated as an annuity contract, the owner of such contract would be considered the owner of the assets of a separate account, and income and gains from that account would be included each year in the owner's gross income. No such guidelines have been issued to date.

The issuance of such guidelines, or regulations or rulings dealing with excessive control issues, might require the Company to impose limitations on an owner's right to transfer all or part of the Contract Value among the Sub-Accounts and the Fixed Account or to make other changes in the Contract as necessary to attempt to prevent an owner from being considered the owner of any assets of a Sub-Account. The Company therefore reserves the right to make such changes. It is not known whether any such guidelines, regulations or rulings, if adopted, would have retroactive effect.

REQUIRED DISTRIBUTIONS

Additionally, in order to qualify as an annuity contract under the Code, a Non-Qualified Contract must meet certain requirements regarding distributions in the event of the death of the owner. In general, if the owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to provisions of the Code. Upon the death of an owner prior to commencement of annuity payments, (1) the amounts accumulated under a Contract must be distributed within five years, or (2) if distributions to a designated beneficiary within the meaning of Section 72 of the Code begin within one year of the owner's death, distributions are permitted over a period not extending beyond the life (or life expectancy) of the designated beneficiary.

The above rules are modified if the designated beneficiary is the surviving spouse. The surviving spouse is not required to take distributions from the Contract under the above rules as a beneficiary and may continue the Contract and take distributions under the above rules as if the surviving spouse were the original owner. If distributions have begun prior to the death of the owner, such distributions must continue at least as rapidly as under the method in effect at the date of the owner's death (unless the method in effect provides that payments cease at the death of the owner).

For Qualified Contracts issued in connection with tax-qualified plans and traditional individual retirement annuities, the plan documents and rules will determine mandatory distribution rules. However, under the Code, distributions from Contracts issued under Qualified Plans (other than traditional and Roth individual retirement annuities and certain governmental or church-sponsored Qualified Plans) for employees who are not 5% owners of the sponsoring employer generally must commence no later than April 1 of the calendar year following the calendar year in which the employee terminates employment or the calendar year in which he or she reaches age 70 1/2, whichever is later. Such distributions must be made over a period that does not exceed the life expectancy of the employee or the joint life and last survivor expectancy of the employee and a designated beneficiary. Distributions from Contracts issued under traditional individual retirement annuities (but not Roth IRAs) or to 5% owners of the sponsoring employer from Contracts issued under Qualified Plans (other than certain governmental or church-sponsored Qualified Plans) must commence by April 1 of the calendar year after the calendar year in which the individuals reach age 70 1/2 even if they have not terminated employment. A penalty tax of 50% may be imposed on any amount by which the required minimum distribution in any year exceeds the amount actually distributed.

If the Contract is a Qualified Contract issued in connection with a traditional individual retirement annuity, a SIMPLE account, or a plan which qualifies under Sections 403(b), 408 or 457 of the Code, the Company will send a notice to the owner when the owner or Annuitant, as applicable, reaches age 70 1/2. The notice will summarize the required minimum distribution rules and advise the owner of the date that such distributions must begin from the Qualified Contract or other traditional individual retirement annuities of the owner. The owner has sole responsibility for requesting distributions under the Qualified Contract or other traditional individual retirement annuities (to the extent permitted by the Code) that will satisfy the minimum distribution rules. In the case of a distribution from a Qualified Contract issued under a plan which qualifies under
Section 401 of the Code, the Company will not send a notice when the owner or Annuitant, as applicable, reaches age 70 1/2, and the owner (or the employer sponsoring the Qualified Plan) has sole responsibility for requesting distributions under the Qualified Contract that will satisfy the minimum distribution rules.

INDEPENDENT AUDITORS



The financial statements of Western-Southern Life Assurance Company Separate Account 1 and Western-Southern Life Assurance Company (statutory-basis) at December 31, 2003 and 2002, and for the periods then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The following financial statements for Western-Southern Life Assurance Company Separate Account 1 at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statement of Net Assets as of December 31, 2003.

3. Statements of Operations and Changes in Net Assets for the periods ended December 31, 2003 and 2002.


4.   Notes to Financial Statements.

The following statutory-basis financial statements for Western-Southern Life Assurance Company at and for the fiscal periods indicated are attached hereto:

1.   Report of Ernst & Young LLP.

2.   Statutory-basis Balance Sheets as of December 31, 2003 and 2002.

3. Statutory-basis Statements of Operations for the years ended December 31, 2003 and 2002.

4. Statutory-basis Statements of Changes in Capital and Surplus for the years ended December 31, 2003 and 2002.

5. Statutory-basis Statements of Cash Flows for the years ended December 31, 2003 and 2002.


6.   Notes to statutory-basis Financial Statements.

FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 1

PERIODS ENDED DECEMBER 31, 2003 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements

                         Periods ended December 31, 2003


                                    CONTENTS

Report of Independent Auditors ...................................  1

Audited Financial Statements

Statement of Assets and Liabilities ..............................  2
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2003 ..........................  3
Statement of Operations and Changes in Net Assets
 for the Period ended December 31, 2002 ..........................  5
Notes to Financial Statements ....................................  7

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1, comprised of the sub-accounts listed in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Cincinnati, Ohio
April 5, 2004

           Western-Southern Life Assurance Company Separate Account 1

                       Statement of Assets and Liabilities

                                December 31, 2003



                                                                                                      SCUDDER ASSET
                                                AIM VARIABLE                THE ALGER AMERICAN         MANAGEMENT
                                           INSURANCE FUNDS, INC.                   FUND                 VIT FUND
                                          (UNAFFILIATED ISSUER)           (UNAFFILIATED ISSUER)    (UNAFFILIATED ISSUER)
                                       ---------------------------      --------------------------  --------------------
                                                          V.I.              SMALL
                                       V.I. GROWTH     GOVERNMENT      CAPITALIZATION    GROWTH          EQUITY 500
                                           FUND      SECURITIES FUND     PORTFOLIO      PORTFOLIO        INDEX FUND
                                       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                                       ------------   ------------      -----------   ------------      ------------
Assets
     Investments in securities of
         unaffiliated
         issuers, at fair value
         (cost $8,728,021;
         $1,640,057; $3,096,788;
         $9,448,169; $1,697,109;
         $6,001,178; $5,182,839;
         $5,026,893)                   $  5,716,440   $  1,620,429      $ 2,520,288   $  7,229,273      $  2,012,372
                                       ------------   ------------      -----------   ------------      ------------
           Total Invested Assets          5,716,440      1,620,429        2,520,288      7,229,273         2,012,372

Other Liabilities                               (31)            (9)              70            (25)               48
                                       ------------   ------------      -----------   ------------      ------------

Net Assets                             $  5,716,409   $  1,620,420      $ 2,520,358   $  7,229,248      $  2,012,420
                                       ============   ============      ===========   ============      ============




                                                                                  PIMCO
                                                    MFS VARIABLE                VARIABLE
                                                  INSURANCE TRUST            INSURANCE TRUST
                                               (UNAFFILIATED ISSUER)       (UNAFFILIATED ISSUER)
                                          ------------------------------      -------------
                                             EMERGING        INVESTORS          LONG-TERM
                                          GROWTH SERIES    TRUST SERIES      U.S. GOVERNMENT
                                          -INITIAL CLASS   -INITIAL CLASS     BOND PORTFOLIO
                                           SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                          -------------    -------------      -------------
Assets
     Investments in securities of
      unaffiliated
       issuers, at fair value
       (cost  $8,728,021;
       $1,640,057; $3,096,788;
       $9,448,169; $1,697,109;
       $6,001,178; $5,182,839;
       $ 5,026,893)                       $   3,507,123    $   4,251,565      $   4,934,101
                                          -------------    -------------      -------------
              Total Invested Assets           3,507,123        4,251,565          4,934,101

Other Liabilities                                   (24)             (23)             5,443
                                          -------------    -------------      -------------

Net Assets                                $   3,507,099    $   4,251,542      $   4,939,544
                                          =============    =============      =============





                                       PUTNAM VARIABLE                              TOUCHSTONE VARIABLE
                                       TRUST - CLASS IB                                SERIES TRUST
                                     (UNAFFILIATED ISSUER)                           (AFFILIATED ISSUER)
                                     --------------------    -------------------------------------------------------------------
                                        INTERNATIONAL        BARON SMALL   EMERGING    THIRD AVENUE    EAGLE CAP     ENHANCED 30
                                        EQUITY FUND           CAP FUND    GROWTH FUND   VALUE FUND    APPREC FUND       FUND
                                        SUB-ACCOUNT          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                       ---------------       -----------  -----------  ------------   -----------    -----------
Assets
   Investments in securities of
     unaffiliated
     issuers, at fair value
     (cost $8,744,156)                 $    10,352,887

     Investments in securities
         of affiliated
         issuers, at fair value
         (cost $262,754;
         $20,922,041; $2,014,780;
         $1,918,115; $1,583,236;
         $4,439,366; $20,704,305;
         $17,612,588,$12,780,264,
         $11,395,406; $10,331,010)                           $   270,645  $21,774,719  $  2,589,039   $ 2,234,916    $ 1,584,088
                                       ---------------       -----------  -----------  ------------   -----------    -----------
              Total Invested Assets    $    10,352,887           270,645   21,774,719     2,589,039     2,234,916      1,584,088

Other Liabilities                                    8                 1          121            (1)           (1)            (2)
                                       ---------------       -----------  -----------  ------------   -----------    -----------

Net Assets                             $    10,352,895       $   270,646  $21,774,840  $  2,589,038   $ 2,234,915    $ 1,584,086
                                       ===============       ===========  ===========  ============   ===========    ===========




                                                                   TOUCHSTONE VARIABLE
                                                                       SERIES TRUST
                                                                   (AFFILIATED ISSUER)
                                       -------------------------------------------------------------------------------
                                       VALUE PLUS  GROWTH & INCOME   BALANCED     HIGH YIELD   CORE BOND  MONEY MARKET
                                          FUND           FUND           FUND         FUND        FUND         FUND
                                       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       -----------  ------------   -----------    ----------- -----------  -----------
Assets
   Investments in securities of
     unaffiliated
         issuers, at fair value
         (cost $8,744,156)

     Investments in securities
         of affiliated
         issuers, at fair value
         (cost $262,754;
         $20,922,041; $2,014,780;
         $1,918,115; $1,583,236;
         $4,439,366; $20,704,305;
         $17,612,588,$12,780,264,
         $11,395,406; $10,331,010)     $ 4,358,701  $ 20,225,090   $18,898,557    $13,144,454 $11,142,791  $10,331,010
                                       -----------  ------------   -----------    ----------- -----------  -----------
              Total Invested Assets      4,358,701    20,225,090    18,898,557     13,144,454  11,142,791   10,331,010

Other Liabilities                               (1)          (22)          (12)           (27)         (7)         287
                                       -----------  ------------   -----------    ----------- -----------  -----------

Net Assets                             $ 4,358,700  $ 20,225,068   $18,898,545    $13,144,427 $11,142,784  $10,331,297
                                       ===========  ============   ===========    =========== ===========  ===========



                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2003



                                                                                                                        MFS VIT
                                                               AIM V. I.   ALGER AMERICAN    ALGER      SCUDDER VIT    EMERGING
                                                  AIM V.I.    GOVERNMENT       SMALL       AMERICAN     EQUITY 500   GROWTH SERIES-
                                                  GROWTH      SECURITIES   CAPITALIZATION   GROWTH         INDEX     INITIAL CLASS
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   -----------   -----------
Income:
     Dividends                                  $        --   $    44,394   $        --   $        --   $    15,689   $        --
     Miscellaneous income (loss)                      1,246           240          (435)          618          (561)         (246)

Expenses:
     Mortality and expense risk, and
       administrative charge                         72,131        50,751        27,084        90,369        18,961        44,075
                                                -----------   -----------   -----------   -----------   -----------   -----------

     Net investment income (loss)                   (70,885)       (6,117)      (27,519)      (89,751)       (3,833)      (44,321)
                                                -----------   -----------   -----------   -----------   -----------   -----------

     Net change in unrealized appreciation
      (depreciation) on investments               3,556,346      (166,949)    1,051,547     3,377,685       324,218     2,139,603

     Realized gain on sale of fund shares                --           671            --            --            --            --

     Realized gain (loss) distributions          (2,096,546)      138,257      (326,683)   (1,357,622)       25,255    (1,278,897)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss)
 on investments                                   1,459,800       (28,021)      724,864     2,020,063       349,473       860,706
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets
 resulting from operations                        1,388,915       (34,138)      697,345     1,930,312       345,640       816,385
                                                -----------   -----------   -----------   -----------   -----------   -----------

Contract owners activity:
     Payments received from contract owners         134,566       217,636       172,999       212,796        67,542        65,876

     Net transfers between subaccounts
      and/or fixed account                          (88,215)   (1,663,176)      209,378      (160,824)      655,039       (30,375)

     Withdrawals and surrenders                    (992,996)   (1,328,231)     (292,905)   (1,203,819)     (256,980)     (593,637)

     Contract maintenance charge                     (7,716)       (3,136)       (2,800)      (10,456)       (1,484)       (6,107)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) from contract activity     (954,361)   (2,776,907)       86,672    (1,162,303)      464,117      (564,243)
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net increase (decrease) in net assets               434,554    (2,811,045)      784,017       768,009       809,757       252,142
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at beginning of period                5,281,855     4,431,465     1,736,341     6,461,239     1,202,663     3,254,957
                                                -----------   -----------   -----------   -----------   -----------   -----------

Net assets, at end of period                    $ 5,716,409   $ 1,620,420   $ 2,520,358   $ 7,229,248   $ 2,012,420   $ 3,507,099
                                                ===========   ===========   ===========   ===========   ===========   ===========





                                                  MFS VIT       PIMCO LONG-    PUTNAM VT
                                                 INVESTORS       TERM U.S.   INTERNATIONAL    TOUCHSTONE     TOUCHSTONE
                                               TRUST-INITIAL    GOVERNMENT    EQUITY-CLASS   BARON SMALL      EMERGING
                                                   CLASS           BOND         IB (a)          CAP (b)        GROWTH
                                                SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                                ------------   ------------   ------------   ------------   ------------
Income:
     Dividends                                  $     28,650   $    258,924   $         --   $         --   $         --
     Miscellaneous income (loss)                         297          1,811       (119,229)           196             97

Expenses:
     Mortality and expense risk, and
      administrative charge                           56,324         93,785         57,420            648        252,259
                                                ------------   ------------   ------------   ------------   ------------

     Net investment income (loss)                    (27,377)       166,950       (176,649)          (452)      (252,162)
                                                ------------   ------------   ------------   ------------   ------------

     Net change in unrealized appreciation
      (depreciation) on investments                1,304,653       (150,744)     1,656,344          7,981      6,928,774

     Realized gain on sale of fund shares                 --         30,417             --             --        178,323

     Realized gain (loss) distributions             (507,654)        69,541         75,762          2,669        170,964
                                                ------------   ------------   ------------   ------------   ------------

Net realized and unrealized gain (loss)
 on investments                                      796,999        (50,786)     1,732,106         10,650      7,278,061
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
 resulting from operations                           769,622        116,164      1,555,457         10,198      7,025,899
                                                ------------   ------------   ------------   ------------   ------------

Contract owners activity:
     Payments received from contract owners           62,636        392,899         98,168        150,854        854,311

     Net transfers between subaccounts and/or
      fixed account                                  (95,670)    (1,914,973)     9,544,952        127,868         14,039

     Withdrawals and surrenders                     (856,956)    (1,346,549)      (841,215)       (18,244)    (3,567,975)

     Contract maintenance charge                      (6,145)        (6,868)        (4,467)           (30)       (23,259)
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) from contract activity      (896,135)    (2,875,491)     8,797,438        260,448     (2,722,884)
                                                ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets               (126,513)    (2,759,327)    10,352,895        270,646      4,303,015
                                                ------------   ------------   ------------   ------------   ------------

Net assets, at beginning of period                 4,378,055      7,698,871             --             --     17,471,825
                                                ------------   ------------   ------------   ------------   ------------

Net assets, at end of period                    $  4,251,542   $  4,939,544   $ 10,352,895   $    270,646   $ 21,774,840
                                                ============   ============   ============   ============   ============


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund effective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund).

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2003



                                                               TOUCHSTONE
                                                 TOUCHSTONE   EAGLE CAPITAL                              TOUCHSTONE
                                                THIRD AVENUE  APPRECIATION   TOUCHSTONE   TOUCHSTONE      GROWTH &      TOUCHSTONE
                                                 VALUE (c)        (d)       ENHANCED 30   VALUE PLUS       INCOME        BALANCED
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   ------------   ------------
Income:
   Dividends                                    $     1,363   $     2,377   $    15,401   $    35,583   $    692,755   $    111,561
   Miscellaneous income (loss)                         (237)      (22,388)          492          (193)        (1,575)          (268)

Expenses:
   Mortality and expense risk, and
    administrative charge                            21,684        14,495        18,297        46,569        242,743        245,152
                                                -----------   -----------   -----------   -----------   ------------   ------------

   Net investment income (loss)                     (20,558)      (34,506)       (2,404)      (11,179)       448,437       (133,859)
                                                -----------   -----------   -----------   -----------   ------------   ------------

   Net change in unrealized appreciation
    (depreciation) on investments                   795,868       329,707       473,042     1,173,416      5,403,548      3,707,145

   Realized gain on sale of fund shares                  --            --            --            --        123,078             --

   Realized gain (loss) distributions              (188,812)       16,109       (97,231)     (289,615)    (1,054,020)      (289,436)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net realized and unrealized gain
 (loss) on investments                              607,056       345,816       375,811       883,801      4,472,606      3,417,709
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) in net assets
 resulting from operations                          586,498       311,310       373,407       872,622      4,921,043      3,283,850
                                                -----------   -----------   -----------   -----------   ------------   ------------

Contract owners activity:
   Payments received from contract owners           154,961       138,445        58,129       122,491        487,255        551,859

   Net transfers between subaccounts
    and/or fixed account                            847,624     1,692,018       169,894       656,254      1,217,475        424,081

   Withdrawals and surrenders                      (271,836)     (107,297)     (231,758)     (570,928)    (4,371,494)    (4,381,789)

   Contract maintenance charge                       (1,558)       (1,065)       (1,670)       (3,540)       (19,442)       (16,465)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) from contract activity      729,191     1,722,101        (5,405)      204,277     (2,686,206)    (3,422,314)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net increase (decrease) in net assets             1,315,689     2,033,411       368,002     1,076,899      2,234,837       (138,464)
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net assets, at beginning of period                1,273,349       201,504     1,216,084     3,281,801     17,990,231     19,037,009
                                                -----------   -----------   -----------   -----------   ------------   ------------

Net assets, at end of period                    $ 2,589,038   $ 2,234,915   $ 1,584,086   $ 4,358,700   $ 20,225,068   $ 18,898,545
                                                ===========   ===========   ===========   ===========   ============   ============




                                                                                                                      TOUCHSTONE
                                             TOUCHSTONE     TOUCHSTONE                    TOUCHSTONE                   STANDBY
                                               HIGH           CORE         TOUCHSTONE    INTERNATIONAL   TOUCHSTONE    INCOME
                                             YIELD BOND      BOND (e)     MONEY MARKET    EQUITY (f)   GROWTH/VALUE(g)   (h)
                                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                            ------------   ------------   ------------   ------------   ----------   ------------
Income:
    Dividends                               $  1,070,875   $    418,169   $     89,475   $    119,362   $       --   $    114,135
    Miscellaneous income (loss)                   (2,868)        (1,851)      (304,845)           408       (1,938)         4,946

Expenses:
    Mortality and expense risk, and
     administrative charge                       172,744        181,084        121,912         70,848        2,935         54,884
                                            ------------   ------------   ------------   ------------   ----------   ------------

    Net investment income (loss)                 895,263        235,234       (337,282)        48,922       (4,873)        64,197
                                            ------------   ------------   ------------   ------------   ----------   ------------

    Net change in unrealized appreciation
     (depreciation) oninvestments              1,746,244       (134,401)         1,604     10,591,099      236,089         99,225

    Realized gain on sale of fund shares              --             --             --             --           --             --

    Realized gain (loss) distributions           (70,817)       165,168              1    (10,088,676)    (185,052)       (98,480)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net realized and unrealized gain
 (loss) on investments                         1,675,427         30,767          1,605        502,423       51,037            745
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) in net assets
 resulting from operations                     2,570,690        266,001       (335,677)       551,345       46,164         64,942
                                            ------------   ------------   ------------   ------------   ----------   ------------

Contract owners activity:
    Payments received from contract owners       387,822        384,406        392,537        183,730        3,546         43,688

    Net transfers between subaccounts
     and/or fixed account                        305,178     (1,229,753)    12,294,130     (9,650,100)    (665,156)   (11,836,842)

    Withdrawals and surrenders                (2,866,948)    (3,331,279)    (4,048,521)    (1,072,463)     (43,719)    (1,653,594)

    Contract maintenance charge                  (13,443)       (12,031)        (5,907)        (7,335)        (302)        (2,615)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) from
 contract activity                            (2,187,391)    (4,188,657)     8,632,239    (10,546,168)    (705,631)   (13,449,363)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net increase (decrease) in net assets            383,299     (3,922,656)     8,296,562     (9,994,823)    (659,467)   (13,384,421)
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net assets, at beginning of period            12,761,128     15,065,440      2,034,735      9,994,823      659,467     13,384,421
                                            ------------   ------------   ------------   ------------   ----------   ------------

Net assets, at end of period                $ 13,144,427   $ 11,142,784   $ 10,331,297   $         --   $       --   $         --
                                            ============   ============   ============   ============   ==========   ============


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Aven Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Large Cap Growth Fund to Eagle Capital Appreciation Fund ective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effectiApril 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining ass transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining a ts transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining a ts transferred Touchstone Money Market Fund).

  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2003


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                         Period Ended December 31, 2002



                                                                  AIM V. I.     ALGER AMERICAN     ALGER         SCUDDER VIT
                                                   AIM V.I.      GOVERNMENT         SMALL         AMERICAN        EQUITY 500
                                                   GROWTH        SECURITIES     CAPITALIZATION     GROWTH         INDEX (a)
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $          --   $      84,520   $          --   $       4,038   $      14,320
     Miscellaneous income (loss)                       25,112            (687)         14,171          16,678           8,311

Expenses:
     Mortality and expense risk,
      and administrative charge                        99,110          39,862          33,317         130,983          19,588
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     (73,998)         43,971         (19,146)       (110,267)          3,043
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                 1,658,634         129,469         512,909       1,397,712          44,708

     Realized gain on sale of fund shares                  --              --              --              --              --

     Realized gain (loss) distributions            (4,610,460)         67,904      (1,335,822)     (5,422,397)       (441,770)
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
  on investments                                   (2,951,826)        197,373        (822,913)     (4,024,685)       (397,062)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (3,025,824)        241,344        (842,059)     (4,134,952)       (394,019)
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           302,015         119,917          86,602         377,547          94,615

     Net transfers between subaccounts
      and/or fixed account                           (660,186)      2,841,192        (259,171)     (1,408,697)        260,977

     Withdrawals and surrenders                    (1,600,565)       (579,034)       (630,920)     (2,406,009)       (254,730)

     Contract maintenance charge                       (9,539)         (1,864)         (3,004)        (13,051)         (1,424)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (1,968,275)      2,380,211        (806,493)     (3,450,210)         99,438
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (4,994,099)      2,621,555      (1,648,552)     (7,585,162)       (294,581)
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                 10,275,954       1,809,910       3,384,893      14,046,401       1,497,244
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $   5,281,855   $   4,431,465   $   1,736,341   $   6,461,239   $   1,202,663
                                                =============   =============   =============   =============   =============




                                                   MFS VIT                       PIMCO LONG-
                                                   EMERGING        MFS VIT        TERM U.S.       TOUCHSTONE      TOUCHSTONE
                                                GROWTH SERIES-  INVESTORS TRUST   GOVERNMENT     INTERNATIONAL     EMERGING
                                                INITIAL CLASS   INITIAL CLASS      BOND            EQUITY          GROWTH
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $          --   $      35,607   $     449,184   $      82,136   $     412,090
     Miscellaneous income (loss)                       12,390           2,899          (4,075)          1,912          10,980

Expenses:
     Mortality and expense risk,
      and administrative charge                        62,838          81,700          91,561         172,891         308,921
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     (50,448)        (43,194)        353,548         (88,843)        114,149
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                   825,983        (690,706)        326,957         450,201      (6,815,787)

     Realized gain on sale of fund shares                  --              --         155,320              --         401,808

     Realized gain (loss) distributions            (2,917,670)       (850,614)        131,158      (3,938,240)        255,118
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
 on investments                                    (2,091,687)     (1,541,320)        613,435      (3,488,039)     (6,158,861)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (2,142,135)     (1,584,514)        966,983      (3,576,882)     (6,044,712)
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           129,620         115,386         351,771         537,524         859,955

     Net transfers between subaccounts
      and/or fixed account                           (371,843)       (687,426)      1,340,613          (5,165)     (1,774,376)

     Withdrawals and surrenders                      (872,215)     (1,616,490)     (1,175,200)     (2,596,181)     (4,420,620)

     Contract maintenance charge                       (7,903)         (7,666)         (6,417)        (14,414)        (25,947)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (1,122,341)     (2,196,196)        510,767      (2,078,236)     (5,360,988)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (3,264,476)     (3,780,710)      1,477,750      (5,655,118)    (11,405,700)
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                  6,519,433       8,158,765       6,221,121      15,649,941      28,877,525
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $   3,254,957   $   4,378,055   $   7,698,871   $   9,994,823   $  17,471,825
                                                =============   =============   =============   =============   =============


  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                         Period Ended December 31, 2002



                                                TOUCHSTONE                  TOUCHSTONE                                 TOUCHSTONE
                                                 SMALL CAP     TOUCHSTONE    LARGE CAP    TOUCHSTONE    TOUCHSTONE      GROWTH &
                                                   VALUE      GROWTH/VALUE  GROWTH (b)    ENHANCED 30    VALUE PLUS      INCOME
                                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                -----------   -----------   -----------   -----------   -----------   ------------
Income:
     Dividends                                  $        --   $        --   $        --   $    16,661   $    40,893   $    727,061
     Miscellaneous income (loss)                      1,400          (322)        3,592           529        (4,447)         3,003

Expenses:
     Mortality and expense risk,
      and administrative charge                      17,709        12,879         3,206        19,805        63,547        301,859
                                                -----------   -----------   -----------   -----------   -----------   ------------

     Net investment income (loss)                   (16,309)      (13,201)          386        (2,615)      (27,101)       428,205
                                                -----------   -----------   -----------   -----------   -----------   ------------

     Net change in unrealized appreciation
      (depreciation) on investments                (351,379)     (238,561)      (14,021)     (242,886)   (1,023,283)    (4,232,449)

     Realized gain on sale of fund shares                --            --            --            --         1,380        732,241

     Realized gain (loss) distributions              (6,852)     (256,255)     (124,184)     (149,241)     (517,507)      (662,233)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net realized and unrealized gain (loss)
 on investments                                    (358,231)     (494,816)     (138,205)     (392,127)   (1,539,410)    (4,162,441)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets
 resulting from operations                         (374,540)     (508,017)     (137,819)     (394,742)   (1,566,511)    (3,734,236)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Contract owners activity:
     Payments received from contract owners          62,514       258,858        22,937        40,608       244,328        702,086

     Net transfers between subaccounts
      and/or fixed account                          410,603        18,782       (17,595)      129,182      (520,787)      (940,618)

     Withdrawals and surrenders                    (156,513)     (150,850)      (70,608)     (316,950)     (894,679)    (4,299,833)

     Contract maintenance charge                     (1,393)         (864)         (221)       (1,715)       (4,686)       (22,846)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) from contract activity      315,211       125,926       (65,487)     (148,875)   (1,175,824)    (4,561,211)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net increase (decrease) in net assets               (59,329)     (382,091)     (203,306)     (543,617)   (2,742,335)    (8,295,447)
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at beginning of period                1,332,678     1,041,558       404,810     1,759,701     6,024,136     26,285,678
                                                -----------   -----------   -----------   -----------   -----------   ------------

Net assets, at end of period                    $ 1,273,349   $   659,467   $   201,504   $ 1,216,084   $ 3,281,801   $ 17,990,231
                                                ===========   ===========   ===========   ===========   ===========   ============




                                                                 TOUCHSTONE                      TOUCHSTONE
                                                 TOUCHSTONE      HIGH YIELD      TOUCHSTONE        STANDBY        TOUCHSTONE
                                                  BALANCED          BOND            BOND           INCOME        MONEY MARKET
                                                 SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                -------------   -------------   -------------   -------------   -------------
Income:
     Dividends                                  $     404,500   $     915,800   $   1,309,865   $     474,079   $      21,867
     Miscellaneous income (loss)                        1,089           1,908          (2,431)          8,374             902

Expenses:
     Mortality and expense risk, and
      administrative charge                           297,312         191,571         216,992         203,804          20,341
                                                -------------   -------------   -------------   -------------   -------------

     Net investment income (loss)                     108,277         726,137       1,090,442         278,649           2,428
                                                -------------   -------------   -------------   -------------   -------------

     Net change in unrealized appreciation
      (depreciation) on investments                (2,044,556)       (214,606)       (362,138)          7,868              --

     Realized gain on sale of fund shares               1,880              --              --              --              --

     Realized gain (loss) distributions              (667,216)       (439,674)        274,633         (26,065)             --
                                                -------------   -------------   -------------   -------------   -------------

Net realized and unrealized gain (loss)
 on investments                                    (2,709,892)       (654,280)        (87,505)        (18,197)             --
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets
 resulting from operations                         (2,601,615)         71,857       1,002,937         260,452           2,428
                                                -------------   -------------   -------------   -------------   -------------

Contract owners activity:
     Payments received from contract owners           520,959         413,020         462,363         427,411         271,904

     Net transfers between subaccounts
      and/or fixed account                         (1,032,159)       (471,547)        350,576        (821,859)      2,796,748

     Withdrawals and surrenders                    (3,598,690)     (2,621,318)     (3,280,827)     (4,517,263)     (2,030,733)

     Contract maintenance charge                      (19,105)        (14,376)        (13,540)         (8,375)         (1,274)
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) from contract activity     (4,128,995)     (2,694,221)     (2,481,428)     (4,920,086)      1,036,645
                                                -------------   -------------   -------------   -------------   -------------

Net increase (decrease) in net assets              (6,730,610)     (2,622,364)     (1,478,491)     (4,659,634)      1,039,073
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at beginning of period                 25,767,619      15,383,492      16,543,931      18,044,055         995,662
                                                -------------   -------------   -------------   -------------   -------------

Net assets, at end of period                    $  19,037,009   $  12,761,128   $  15,065,440   $  13,384,421   $   2,034,735
                                                =============   =============   =============   =============   =============



  (a) Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
  (b) Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective tive May 1, 2002
  Note: Unless otherwise noted, all sub-accounts are for the year ended December
        31, 2002


                             SEE ACCOMPANYING NOTES

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2003

1.  ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2.  SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2003, the Account has twenty investment sub-accounts: the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Scudder VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam VT International Equity Fund - Class IB, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, and Touchstone Money Market Fund. Each sub-account is an open-ended diversified management investment company. Investments are made in the sub-accounts and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the sub-account in which it is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

3.  PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003 were as follows (year ended unless otherwise noted):

                                                   PURCHASES        SALES
                                                 ------------   ------------
  AIM Variable Insurance Funds, Inc.
       V.I. Growth Fund                          $    232,497   $  1,257,714
       V.I. Government Securities Fund                614,451      3,396,799

  The Alger American Fund
       Small Capitalization Portfolio                 444,636        385,554
       Growth Portfolio                               302,698      1,554,726

  Scudder Asset Management VIT Fund
       Equity 500 Index Fund                          808,155        347,903

  MFS Variable Insurance Trust
       Emerging Growth Series - Initial Class         186,158        794,694
       Investors Trust Series - Initial Class         172,178      1,095,635

  PIMCO Variable Insurance Trust
       Long-Term U.S. Government Bond Portfolio     1,390,524      4,074,616

  Putnam Variable Trust - Class IB
       International Equity Fund - Class IB (a)     9,820,924      1,152,530

  Touchstone Variable Series Trust
       Baron Small Cap (b)                            291,471         31,385
       Emerging Growth Fund                         1,255,112      4,051,924
       Third Avenue Value Fund (c)                  2,219,787      1,508,628
       Eagle Capital Appreciation Fund (d)          2,098,557        414,023
       Enhanced 30 Fund                               270,962        278,776
       Value Plus Fund                                971,962        781,389
       Growth & Income Fund                         2,412,739      4,526,992
       Balanced Fund                                  866,241      4,422,402
       High Yield Fund                              1,936,225      3,228,338
       Core Bond Fund (e)                           1,815,986      5,769,392
       Money Market Fund                           13,735,713      5,439,506
       International Equity Fund (f)                  586,367     11,084,207
       Growth/Value Fund (g)                           95,414        804,873
       Standby Income Fund (h)                        485,156     13,872,715
                                                 ------------   ------------

        Total                                    $ 43,013,915   $ 70,274,721
                                                 ============   ============

        (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
        (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
        (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
        (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003.
        (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
        (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity Fund).
        (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth Fund).
        (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone M oney M arket Fund).

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4.  EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit (Option
1), 1.45% for the Annual Step Up Death Benefit (Option 2), and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2003 and 2002 (year ended unless otherwise noted):

TOUCHSTONE GOLD VARIABLE ANNUITY



                                                                               2003
                                                      ------------------------------------------------------
                                                                                   TRANSFERS
                                                        UNITS          UNITS      BETWEEN SUB-   NET INCREASE
                                                      PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                      ----------    ----------     ----------     ----------
AIM V.I. Growth Fund                                      25,352      (195,343)       (28,503)      (198,494)
AIM V.I. Government Securities Fund                       17,458       (98,702)      (134,907)      (216,151)

Alger American Small Capitalization Portfolio             29,857       (41,515)        29,814         18,156
Alger American Growth Portfolio                           29,912      (168,138)       (28,622)      (166,848)

Scudder VIT Equity 500 Index Fund                          9,169       (28,141)        83,318         64,346

MFS VIT Emerging Growth Series - Initial Class             9,765       (84,373)        (1,335)       (75,943)
MFS VIT Investors Trust Series - Initial Class             8,687      (111,774)       (17,727)      (120,814)

PIMCO Long-Term U.S. Government Bond Portfolio            27,358       (89,005)      (140,764)      (202,411)

Putnam VT International Equity Fund - Class IB (a)         7,901       (65,515)       800,759        743,145

Touchstone Baron Small Cap Fund (b)                       11,998        (1,492)        10,463         20,969
Touchstone Emerging Growth Fund                           29,491      (126,943)         1,835        (95,617)
Touchstone Third Avenue Value Fund (c)                    15,537       (23,513)        85,385         77,409
Touchstone Eagle Cap Appreciation Fund (d)                19,632       (16,804)       260,795        263,623
Touchstone Enhanced 30 Fund                                7,096       (27,650)        22,827          2,273
Touchstone Value Plus Fund                                12,839       (60,039)        68,674         21,474
Touchstone Growth & Income Fund                           27,267      (247,305)        67,309       (152,729)
Touchstone Balanced Fund                                  28,156      (218,661)        15,434       (175,071)
Touchstone High Yield Fund                                34,254      (256,010)        28,563       (193,193)
Touchstone Core Bond Fund (e)                             23,716      (201,964)       (70,137)      (248,385)
Touchstone Money Market Fund                              38,655      (377,455)     1,118,095        779,295
Touchstone International Equity Fund (f)                  18,820      (111,618)      (895,163)      (987,961)
Touchstone Growth/Value Fund (g)                             636        (7,940)      (115,098)      (122,402)
Touchstone Standby Income Fund (h)                         3,156      (112,722)      (845,841)      (955,407)




                                                                               2002
                                                      ------------------------------------------------------
                                                                                   TRANSFERS
                                                        UNITS          UNITS      BETWEEN SUB-   NET INCREASE
                                                      PURCHASED      REDEEMED       ACCOUNTS      (DECREASE)
                                                      ----------    ----------     ----------     ----------
AIM V.I. Growth Fund                                      56,493      (274,821)      (148,640)      (366,968)
AIM V.I. Government Securities Fund                       10,044       (49,806)       239,478        199,716

Alger American Small Capitalization Portfolio             13,720       (95,905)       (59,431)      (141,616)
Alger American Growth Portfolio                           50,975      (295,433)      (198,136)      (442,594)

Scudder VIT Equity 500 Index Fund                         12,388       (33,015)        16,450         (4,177)

MFS VIT Emerging Growth Series - Initial Class            17,075      (120,400)       (61,653)      (164,978)
MFS VIT Investors Trust Series - Initial Class            14,965      (202,107)       (95,753)      (282,895)

PIMCO Long-Term U.S. Government Bond Portfolio            27,242       (91,018)       102,596         38,820

Putnam VT International Equity Fund - Class IB (a)            --            --             --             --

Touchstone Baron Small Cap Fund (b)                           --            --             --             --
Touchstone Emerging Growth Fund                           32,003      (150,803)       (70,024)      (188,824)
Touchstone Third Avenue Value Fund (c)                     6,413       (15,731)        34,129         24,811
Touchstone Eagle Cap Appreciation Fund (d)                 2,858        (8,942)        (4,363)       (10,447)
Touchstone Enhanced 30 Fund                                4,676       (38,975)        17,079        (17,220)
Touchstone Value Plus Fund                                24,692       (70,957)       (55,215)      (101,480)
Touchstone Growth & Income Fund                           39,956      (237,004)       (59,462)      (256,510)
Touchstone Balanced Fund                                  26,565      (185,222)       (57,167)      (215,824)
Touchstone High Yield Fund                                43,511      (265,743)       (51,463)      (273,695)
Touchstone Core Bond Fund (e)                             31,103      (196,403)        23,462       (141,838)
Touchstone Money Market Fund                              26,834      (195,603)       270,987        102,218
Touchstone International Equity Fund (f)                  48,648      (222,104)        (7,311)      (180,767)
Touchstone Growth/Value Fund (g)                          37,228       (26,164)       (10,162)           902
Touchstone Standby Income Fund (h)                        31,665      (340,328)       (59,542)      (368,205)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003
(c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective November 1, 2003
(e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond fund effective April 28, 2003
(f) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(g) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
    Fund)
(h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING  (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1



                                                                             2003
                                                      --------------------------------------------------
                                                                                 TRANSFERS
                                                        UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                      PURCHASED    REDEEMED      ACCOUNTS      (DECREASE)
                                                      ---------    ---------     ---------     ---------
AIM V.I. Growth Fund                                      1,426       (1,284)          409           551
AIM V.I. Government Securities Fund                          10       (5,121)           (8)       (5,119)

Alger American Small Capitalization Portfolio               142       (6,852)         (876)       (7,586)
Alger American Growth Portfolio                             925       (5,181)          224        (4,032)

Scudder VIT Equity 500 Index Fund                           107       (2,340)           73        (2,160)

MFS VIT Emerging Growth Series - Initial Class              512       (6,234)        2,240        (3,482)
MFS VIT Investors Trust Series - Initial Class               75       (6,370)          965        (5,330)

PIMCO Long-Term U.S. Government Bond Portfolio                4           (2)           70            72

Putnam VT International Equity Fund - Class IB (a)          124       (2,403)       13,480        11,201

Touchstone Emerging Growth Fund                             314       (1,687)       (2,555)       (3,928)
Touchstone Third Avenue Value Fund (b)                       52         (690)         (238)         (876)
Touchstone Enhanced 30 Fund                                 167         (393)           13          (213)
Touchstone Value Plus Fund                                  109          (19)       (1,754)       (1,664)
Touchstone Growth & Income Fund                             354       (2,554)        1,415          (785)
Touchstone Balanced Fund                                     67       (1,855)       (1,013)       (2,801)
Touchstone High Yield Fund                                  213       (1,535)         (125)       (1,447)
Touchstone Core Bond Fund (c)                               601       (1,572)          576          (395)
Touchstone Money Market Fund                                 73       (6,825)       10,257         3,505
Touchstone International Equity Fund (d)                    320       (1,684)      (27,276)      (28,640)
Touchstone Standby Income Fund (e)                          111         (200)       (9,384)       (9,473)




                                                                             2002
                                                      --------------------------------------------------
                                                                                 TRANSFERS
                                                        UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                      PURCHASED    REDEEMED      ACCOUNTS     (DECREASE)
                                                      ---------    ---------     ---------     ---------
AIM V.I. Growth Fund                                      1,617       (3,099)          736          (746)
AIM V.I. Government Securities Fund                          17         (463)          201          (245)

Alger American Small Capitalization Portfolio               579         (204)         (803)         (428)
Alger American Growth Portfolio                           1,026       (3,580)       (1,332)       (3,886)

Scudder VIT Equity 500 Index Fund                            99          (41)          934           992

MFS VIT Emerging Growth Series - Initial Class              944       (1,832)         (835)       (1,723)
MFS VIT Investors Trust Series - Initial Class              192       (3,855)         (674)       (4,337)

PIMCO Long-Term U.S. Government Bond Portfolio                8         (271)          (84)         (347)

Putnam VT International Equity Fund - Class IB (a)           --           --            --            --

Touchstone Emerging Growth Fund                             254       (3,619)        1,155        (2,210)
Touchstone Third Avenue Value Fund (b)                       72         (307)       (1,072)       (1,307)
Touchstone Enhanced 30 Fund                                 450          (79)          (59)          312
Touchstone Value Plus Fund                                  132       (1,292)         (762)       (1,922)
Touchstone Growth & Income Fund                             251       (5,425)           64        (5,110)
Touchstone Balanced Fund                                    156       (5,520)         (406)       (5,770)
Touchstone High Yield Fund                                  338       (7,761)       (1,348)       (8,771)
Touchstone Core Bond Fund (c)                               207       (5,153)           68        (4,878)
Touchstone Money Market Fund                                 --           --            --            --
Touchstone International Equity Fund (d)                    949       (5,114)         (783)       (4,948)
Touchstone Standby Income Fund (e)                          406       (3,122)        2,529          (187)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.  CHANGES IN UNITS OUTSTANDING  (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2



                                                                          2003
                                                    -------------------------------------------------
                                                                              TRANSFERS
                                                      UNITS      UNITS       BETWEEN SUB-  NET INCREASE
                                                    PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                    --------    ---------     ---------     ---------
AIM V.I. Growth Fund                                     887       (5,845)        1,874        (3,084)
AIM V.I. Government Securities Fund                       16       (3,886)       (1,716)       (5,586)

Alger American Small Capitalization Portfolio            189         (467)        3,215         2,937
Alger American Growth Portfolio                          630       (4,703)         (577)       (4,650)

Scudder VIT Equity 500 Index Fund                         93       (7,327)        8,178           944

MFS VIT Emerging Growth Series - Initial Class           218       (2,087)      (13,070)      (14,939)
MFS VIT Investors Trust Series - Initial Class           262       (3,038)          231        (2,545)

PIMCO Long-Term U.S. Government Bond Portfolio            10       (4,490)        1,883        (2,597)

Putnam VT International Equity Fund - Class IB (a)       186       (2,690)       26,052        23,548

Touchstone Emerging Growth Fund                          233       (3,379)       (6,217)       (9,363)
Touchstone Third Avenue Value Fund (b)                    14       (5,013)        1,449        (3,550)
Touchstone Enhanced 30 Fund                               36          (86)           (7)          (57)
Touchstone Value Plus Fund                                80       (2,281)       (2,275)       (4,476)
Touchstone Growth & Income Fund                          406       (8,080)       (4,354)      (12,028)
Touchstone Balanced Fund                                 226       (7,027)       11,091         4,290
Touchstone High Yield Fund                               340       (5,549)       (1,446)       (6,655)
Touchstone Core Bond Fund (c)                            193       (9,814)       (8,471)      (18,092)
Touchstone Money Market Fund                              65      (15,874)       38,113        22,304
Touchstone International Equity Fund (d)                 927       (3,070)      (52,977)      (55,120)
Touchstone Standby Income Fund (e)                        33      (12,898)      (23,603)      (36,468)





                                                                             2002
                                                      ------------------------------------------------
                                                                                TRANSFERS
                                                        UNITS       UNITS      BETWEEN SUB- NET INCREASE
                                                      PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                      --------    ---------     ---------    ---------
AIM V.I. Growth Fund                                       742      (17,157)       (9,952)      (26,367)
AIM V.I. Government Securities Fund                         78       (1,457)        3,666         2,287

Alger American Small Capitalization Portfolio              221       (1,764)       (2,807)       (4,350)
Alger American Growth Portfolio                            559      (18,945)      (18,992)      (37,378)

Scudder VIT Equity 500 Index Fund                          226       (2,262)       13,909        11,873

MFS VIT Emerging Growth Series - Initial Class             201       (3,861)       (9,595)      (13,255)
MFS VIT Investors Trust Series - Initial Class             216       (6,742)       (8,550)      (15,076)

PIMCO Long-Term U.S. Government Bond Portfolio              31       (2,917)          424        (2,462)

Putnam VT International Equity Fund - Class IB (a)          --           --            --            --

Touchstone Emerging Growth Fund                            195      (10,471)       (3,512)      (13,788)
Touchstone Third Avenue Value Fund (b)                      13       (1,640)       10,684         9,057
Touchstone Enhanced 30 Fund                                 81         (688)       (1,076)       (1,683)
Touchstone Value Plus Fund                                 154      (14,021)      (13,625)      (27,492)
Touchstone Growth & Income Fund                            160       (6,243)        2,802        (3,281)
Touchstone Balanced Fund                                   292       (4,793)        3,311        (1,190)
Touchstone High Yield Fund                                 563       (7,049)       (2,968)       (9,454)
Touchstone Core Bond Fund (c)                              476      (26,839)        5,557       (20,806)
Touchstone Money Market Fund                                --           --            --            --
Touchstone International Equity Fund (d)                 1,194      (17,434)        2,652       (13,588)
Touchstone Standby Income Fund (e)                         535      (13,873)        8,017        (5,321)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


5.  CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3



                                                                          2003
                                                     -------------------------------------------------
                                                                               TRANSFERS
                                                      UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                     PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                     ---------   ---------     ---------    ----------
AIM V.I. Growth Fund                                       28       (2,433)        2,654           249
AIM V.I. Government Securities Fund                        --       (1,803)         (518)       (2,321)

Alger American Small Capitalization Portfolio              --       (1,828)           56        (1,772)
Alger American Growth Portfolio                            22       (3,964)        1,005        (2,937)

Scudder VIT Equity 500 Index Fund                          --       (1,378)        1,197          (181)

MFS VIT Emerging Growth Series - Initial Class             22       (1,967)        2,137           192
MFS VIT Investors Trust Series - Initial Class             --       (1,182)          278          (904)

PIMCO Long-Term U.S. Government Bond Portfolio             --       (1,140)            6        (1,134)

Putnam VT International Equity Fund - Class IB (a)         14       (1,495)       22,795        21,314

Touchstone Emerging Growth Fund                           129       (1,538)       (3,195)       (4,604)
Touchstone Third Avenue Value Fund (b)                     --       (1,544)          383        (1,161)
Touchstone Enhanced 30 Fund                                --       (1,790)           (3)       (1,793)
Touchstone Value Plus Fund                                 --         (668)          348          (320)
Touchstone Growth & Income Fund                           184       (4,846)       (2,918)       (7,580)
Touchstone Balanced Fund                                   59       (2,784)       (5,169)       (7,894)
Touchstone High Yield Fund                                125       (3,644)       (4,492)       (8,011)
Touchstone Core Bond Fund (c)                              --       (3,762)       (3,770)       (7,532)
Touchstone Money Market Fund                               --         (368)       17,282        16,914
Touchstone International Equity Fund (d)                  199       (3,180)      (38,306)      (41,287)
Touchstone Standby Income Fund (e)                         --          (87)      (15,540)      (15,627)





                                                                          2002
                                                      ------------------------------------------------
                                                                               TRANSFERS
                                                      UNITS        UNITS      BETWEEN SUB-  NET INCREASE
                                                     PURCHASED   REDEEMED      ACCOUNTS     (DECREASE)
                                                      -------    ---------     ---------     ---------
AIM V.I. Growth Fund                                       61       (1,149)       (2,505)       (3,593)
AIM V.I. Government Securities Fund                        --       (1,668)        1,953           285

Alger American Small Capitalization Portfolio              --         (124)         (107)         (231)
Alger American Growth Portfolio                            60       (1,004)           72          (872)

Scudder VIT Equity 500 Index Fund                          --           (2)          265           263

MFS VIT Emerging Growth Series - Initial Class             47         (179)          (88)         (220)
MFS VIT Investors Trust Series - Initial Class              1         (244)          118          (125)

PIMCO Long-Term U.S. Government Bond Portfolio              4         (774)           20          (750)

Putnam VT International Equity Fund - Class IB (a)         --           --            --            --

Touchstone Emerging Growth Fund                            91         (976)           21          (864)
Touchstone Third Avenue Value Fund (b)                      1          (98)          130            33
Touchstone Enhanced 30 Fund                                --         (123)          103           (20)
Touchstone Value Plus Fund                                 --         (161)           66           (95)
Touchstone Growth & Income Fund                           118       (2,575)        1,875          (582)
Touchstone Balanced Fund                                   57       (2,196)       (1,434)       (3,573)
Touchstone High Yield Fund                                 95       (2,361)       (1,118)       (3,384)
Touchstone Core Bond Fund (c)                               6       (3,110)         (489)       (3,593)
Touchstone Money Market Fund                               --           --            --            --
Touchstone International Equity Fund (d)                  133       (2,904)        2,440          (331)
Touchstone Standby Income Fund (e)                          2         (495)       (1,484)       (1,977)


(a) For the period July 28, 2003 (commencement of operations) to December 31,
    2003
(b) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003
(c) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003
(d) For the Period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
    Fund)
(e) For the Period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the years or periods ended December 31, 2003, December 31, 2002 and December 31, 2001. Twenty unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.



                                                                                      AT DECEMBER 31, 2003
                                                                         -------------------------------------------
                                                         BEGINNING                        ENDING
                                                         UNIT VALUE        UNITS        UNIT VALUE       NET ASSETS
                                                           RANGE          (000s)          RANGE            (000s)
                                                    ------------------   --------   ------------------   -----------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 $ 4.29 to $ 4.32      1,023      $ 5.54 to $ 5.59    $  5,716
   V.I. Government Securities Fund                   12.16 to 12.25         133       12.10 to 12.21        1,620
The Alger American Fund
   Small Capitalization Portfolio                     4.93 to 4.96          362        6.91 to 6.97         2,520
   Growth Portfolio                                   5.79 to 5.83          930        7.70 to 7.77         7,229
Scudder Asset Management VIT Fund
   Equity 500 Index Fund                              6.15 to 6.18          258        7.76 to 7.81         2,012
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             5.54 to 5.58          489        7.11 to 7.17         3,507
   Investors Trust Series - Initial Class             6.51 to 6.56          538        7.84 to 7.91         4,252
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio          13.88 to 13.98         345       14.20 to 14.33        4,940
Putnam Variable Trust - Class IB (a)
   International Equity Fund                              10.00             799       12.94 to 12.95       10,353
Touchstone Variable Series Trust
   Baron Small Cap (b)                                    10.00              21            12.90             271
   Emerging Growth Fund                              13.26 to 23.49         669       19.23 to 34.14       21,775
   Third Avenue Value Fund (c)                        7.77 to 7.83          235       10.94 to 11.04        2,589
   Eagle Capital Appreciation Fund (d)                     5.76             299            7.48             2,235
   Enhanced 30 Fund                                   6.75 to 6.80          179        8.76 to 8.84         1,584
   Value Plus Fund                                    8.16 to 8.23          414       10.42 to 10.54        4,359
   Growth & Income Fund                               8.65 to 15.59       1,025       11.31 to 20.44       20,225
   Balanced Fund                                     10.92 to 18.34         893       13.07 to 22.00       18,899
   High Yield Fund                                    9.57 to 9.64        1,115       11.68 to 11.79       13,144
   Core Bond Fund (e)                                12.41 to 15.41         718       12.65 to 15.74       11,143
   Money Market Fund                                 10.00 to 10.14       1,023        9.96 to 10.11       10,331
   International Equity Fund (f)                      6.05 to 9.35           --             --                 --
   Growth/Value Fund (g)                                   5.39              --             --                 --
   Standby Income Fund (h)                           11.71 to 13.25          --             --                 --



                                                              FOR THE PERIOD ENDED DECEMBER 31, 2003
                                                    --------------------------------------------------------
                                                    INVESTMENT (1)   EXPENSE RATIO (2)      TOTAL RETURN (3)
                                                     INCOME RATIO        RANGE                  RANGE
                                                    --------------   -----------------    ------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                       --          1.35% to 1.55%       29.24% to 29.49%
   V.I. Government Securities Fund                      1.47%         1.35% to 1.55%        -.47% to -.28%
The Alger American Fund
   Small Capitalization Portfolio                         --          1.35% to 1.55%       40.17% to 40.45%
   Growth Portfolio                                       --          1.35% to 1.55%       33.10% to 33.36%
Scudder Asset Management VIT Fund
   Equity 500 Index Fund                                0.98%         1.35% to 1.55%       26.20% to 26.45%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                 --          1.35% to 1.55%       28.24% to 28.49%
   Investors Trust Series - Initial Class               0.66%         1.35% to 1.55%       20.28% to 20.52%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio             4.10%         1.35% to 1.55%        2.31% to 2.51%
Putnam Variable Trust - Class IB (a)
   International Equity Fund                              --          1.35% to 1.55%       29.37% to 29.54%
Touchstone Variable Series Trust
   Baron Small Cap (b)                                    --              1.35%                 29.01%
   Emerging Growth Fund                                   --          1.35% to 1.55%       45.02% to 45.30%
   Third Avenue Value Fund (c)                          0.07%         1.35% to 1.55%       40.75% to 41.03%
   Eagle Capital Appreciation Fund (d)                  0.20%             1.35%                 29.95%
   Enhanced 30 Fund                                     1.10%         1.35% to 1.55%       29.85% to 30.10%
   Value Plus Fund                                      0.93%         1.35% to 1.55%       27.74% to 27.99%
   Growth & Income Fund                                 3.63%         1.35% to 1.55%       30.81% to 31.07%
   Balanced Fund                                        0.59%         1.35% to 1.55%       19.72% to 19.95%
   High Yield Fund                                      8.27%         1.35% to 1.55%       22.09% to 22.34%
   Core Bond Fund (e)                                   3.19%         1.35% to 1.55%        1.91% to 2.11%
   Money Market Fund                                    1.45%         1.35% to 1.55%        -.41% to -.33%
   International Equity Fund (f)                        2.39%         1.35% to 1.55%              --
   Growth/Value Fund (g)                                  --              1.35%                   --
   Standby Income Fund (h)                              1.71%         1.35% to 1.55%              --


  (a) For the period July 28, 2003 (commencement of operations) to December 31, 2003.
  (b) For the period April 28, 2003 (commencement of operations) to December 31, 2003.
  (c) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003.
  (d) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Captial Appreciation Fund effective November 1, 2003.
  (e) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003.
  (f) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity
      Fund).
  (g) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Large Cap Growth
      Fund).
  (h) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assetst transferred to Touchstone Money Market
      Fund).

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted AICPA Statement of Position 03-5, Financial
      Highlights of Separate Accounts (SOP 03-5) for the period ended December 31, 2003. As permitted by SOP 03-5 , the Company has not restated financial highlight data for prior periods.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                             AT DECEMBER 31, 2002
                                                                            -------------------------------------------------
                                                        BEGINNING                              ENDING
                                                       UNIT VALUE             UNITS          UNIT VALUE          NET ASSETS
                                                    LOWEST TO HIGHEST        (000s)       LOWEST TO HIGHEST         (000s)
                                                    -----------------       ----------    ------------------    -------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 $ 6.31 to $ 6.34          1,224        $ 4.29 to $ 4.32       $   5,282
   V.I. Government Securities Fund                   11.27 to 11.33             362         12.16 to 12.25            4,431
The Alger American Fund
   Small Capitalization Portfolio                     6.78 to 6.82              350          4.93 to 4.96             1,736
   Growth Portfolio                                   8.77 to 8.82            1,109          5.79 to 5.83             6,461
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                              8.03 to 8.06              195          6.15 to 6.18             1,203
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             8.50 to 8.54              583          5.54 to 5.58             3,255
   Investors Trust Series - Initial Class             8.37 to 8.41              667          6.51 to 6.56             4,378
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio          11.99 to 12.05             551         13.88 to 13.98            7,699
Touchstone Variable Series Trust
   International Equity Fund                          8.05 to 12.40           1,113          6.05 to 9.35             9,995
   Emerging Growth Fund                              17.34 to 30.65             783         13.26 to 23.49           17,472
   Small Cap Value Fund                              10.19 to 10.25             163          7.77 to 7.83             1,273
   Growth/Value Fund                                      8.57                  122              5.39                   659
   Large Cap Growth Fund **                               8.91                   35              5.76                   202
   Enhanced 30 Fund                                   8.86 to 8.91              179          6.75 to 6.80             1,216
   Value Plus Fund                                   11.29 to 11.37             399          8.16 to 8.23             3,282
   Growth & Income Fund                              10.32 to 18.57           1,198          8.65 to 15.59           17,990
   Balanced Fund                                     12.20 to 20.45           1,075         10.92 to 18.34           19,037
   High Yield Fund                                    9.45 to 9.50            1,325          9.57 to 9.64            12,761
   Bond Fund                                         11.68 to 14.47             992         12.41 to 15.41           15,065
   Standby Income Fund                               11.53 to 13.03           1,017         11.71 to 13.25           13,384
   Money Market Fund                                      10.12                 201              10.14                2,035




                                                                    FOR THE PERIOD ENDED DECEMBER 31, 2002
                                                      -----------------------------------------------------------
                                                        INVESTMENT        EXPENSE RATIO          TOTAL RETURN
                                                       INCOME RATIO     LOWEST TO HIGHEST      LOWEST TO HIGHEST
                                                      ---------------   -----------------     -------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                          --          1.35% to 1.55%       -32.03% to -31.89%
   V.I. Government Securities Fund                         2.71%         1.35% to 1.55%         7.92% to 8.13%
The Alger American Fund
   Small Capitalization Portfolio                            --          1.35% to 1.55%       -27.35% to -27.21%
   Growth Portfolio                                        0.04%         1.35% to 1.55%       -34.02% to -33.89%
Scudder Asset Management VIT Fund *
   Equity 500 Index Fund                                   1.06%         1.35% to 1.55%       -23.50% to -23.35%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                    --          1.35% to 1.55%       -34.77% to -34.64%
   Investors Trust Series - Initial Class                  0.57%         1.35% to 1.55%       -22.17% to -22.02%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                6.45%         1.35% to 1.55%        15.79% to 16.02%
Touchstone Variable Series Trust
   International Equity Fund                               0.64%         1.35% to 1.55%       -24.75% to -24.60%
   Emerging Growth Fund                                    1.78%         1.35% to 1.55%       -23.50% to -23.35%
   Small Cap Value Fund                                      --          1.35% to 1.55%       -23.73% to -23.58%
   Growth/Value Fund                                         --              1.35%                  -37.15%
   Large Cap Growth Fund **                                  --              1.35%                  -35.36%
   Enhanced 30 Fund                                        1.12%         1.35% to 1.55%       -23.85% to -23.70%
   Value Plus Fund                                         0.88%         1.35% to 1.55%       -27.78% to -27.63%
   Growth & Income Fund                                    3.28%         1.35% to 1.55%       -16.21% to -16.04%
   Balanced Fund                                           1.81%         1.35% to 1.55%       -10.48% to -10.30%
   High Yield Fund                                         6.51%         1.35% to 1.55%         1.25% to 1.45%
   Bond Fund                                               8.29%         1.35% to 1.55%         6.28% to 6.49%
   Standby Income Fund                                     3.02%         1.35% to 1.55%         1.51% to 1.71%
   Money Market Fund                                       1.44%             1.35%                   0.24%


    * Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002
    ** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6.  UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)



                                                                                  AT DECEMBER 31, 2001
                                                                    --------------------------------------------
                                                                                    ENDING
                                                    BEGINNING                     UNIT VALUE
                                                    UNIT VALUE       UNITS        LOWEST TO         NET ASSETS
                                                LOWEST TO HIGHEST   (000s)         HIGHEST            (000s)
                                                ------------------  --------   ----------------   --------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                              $ 9.69 to $ 9.72      1,621   $ 6.31 to $ 6.34   $      10,276
   V.I. Government Securities Fund                10.75 to 10.79         160    11.27 to 11.33            1,810
The Alger American Fund
   Small Capitalization Portfolio                  9.77 to 9.80          497     6.78 to 6.82             3,385
   Growth Portfolio                               10.10 to 10.13       1,593     8.77 to 8.82            14,046
Deutsche Asset Management VIT Fund
   Equity 500 Index Fund                           9.29 to 9.30          186     8.03 to 8.06             1,497
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class         12.97 to 13.02         763     8.50 to 8.54             6,519
   Investors Trust Series - Initial Class         10.11 to 10.15         970     8.37 to 8.41             8,159
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio       11.50 to 11.53         516    11.99 to 12.05            6,221
Touchstone Variable Series Trust
   International Equity Fund                      11.62 to 17.87       1,313    8.05 to 12.40            15,650
   Emerging Growth Fund                           18.08 to 31.91         988    17.34 to 30.65           28,878
   Small Cap Value Fund                            9.07 to 9.10          130    10.19 to 10.25            1,333
   Growth/Value Fund *                                10.00              121         8.57                 1,042
   Equity Fund *                                      10.00               45         8.91                   405
   Enhanced 30 Fund                               10.17 to 10.20         198     8.86 to 8.91             1,760
   Value Plus Fund                                11.57 to 11.63         530    11.29 to 11.37            6,024
   Growth & Income Fund                           11.07 to 19.87       1,463    10.32 to 18.57           26,286
   Balanced Fund                                  12.07 to 20.19       1,301    12.20 to 20.45           25,768
   High Yield Fund                                 8.97 to 9.00        1,620     9.45 to 9.50            15,383
   Bond Fund                                      11.00 to 13.60       1,163    11.68 to 14.47           16,544
   Standby Income Fund                            11.18 to 12.61       1,393    11.53 to 13.03           18,044
   Money Market Fund *                                10.00               98        10.12                   996
   Income Opportunity Fund **                     8.32 to 14.89           --         --                      --





                                                        FOR THE PERIOD ENDED DECEMBER 31, 2001
                                                ------------------------------------------------------
                                                 INVESTMENT       EXPENSE RATIO        TOTAL RETURN
                                                INCOME RATIO    LOWEST TO HIGHEST   LOWEST TO HIGHEST
                                                -------------   -----------------   ------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                 0.17%        1.35% to 1.55%     -34.90% to -34.77%
   V.I. Government Securities Fund                  3.35%        1.35% to 1.55%       4.78% to 4.99%
The Alger American Fund
   Small Capitalization Portfolio                   0.04%        1.35% to 1.55%     -30.60% to -30.46%
   Growth Portfolio                                 0.24%        1.35% to 1.55%     -13.17% to -13.00%
Deutsche Asset Management VIT Fund
   Equity 500 Index Fund                            0.79%        1.35% to 1.55%     -13.53% to -13.36%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class             --         1.35% to 1.55%     -34.51% to -34.38%
   Investors Trust Series - Initial Class           0.71%        1.35% to 1.55%     -17.24% to -17.08%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio         7.11%        1.35% to 1.55%       4.25% to 4.46%
Touchstone Variable Series Trust
   International Equity Fund                          --         1.35% to 1.55%     -30.76% to -30.62%
   Emerging Growth Fund                               --         1.35% to 1.55%      -4.12% to -3.93%
   Small Cap Value Fund                             0.38%        1.35% to 1.55%      12.40% to 12.63%
   Growth/Value Fund *                                --              1.35%              -14.27%
   Equity Fund *                                      --              1.35%              -10.90%
   Enhanced 30 Fund                                 0.81%        1.35% to 1.55%     -12.81% to -12.63%
   Value Plus Fund                                  1.13%        1.35% to 1.55%      -2.41% to -2.21%
   Growth & Income Fund                             3.38%        1.35% to 1.55%      -6.73% to -6.54%
   Balanced Fund                                    3.20%        1.35% to 1.55%       1.10% to 1.30%
   High Yield Fund                                 16.91%        1.35% to 1.55%       5.29% to 5.50%
   Bond Fund                                        5.91%        1.35% to 1.55%       6.19% to 6.40%
   Standby Income Fund                              5.05%        1.35% to 1.55%       3.13% to 3.33%
   Money Market Fund *                              1.75%             1.35%               1.18%
   Income Opportunity Fund **                      10.37%        1.35% to 1.55%             --


   *  For the period May 1, 2001 (commencement of operations) to December 31,
      2001
   ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7.  SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2003 is listed below.

   AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                    385,465  shares
      V.I. Government Securities Fund                     132,496  shares
   The Alger American Fund
      Small Capitalization Portfolio                      145,011  shares
      Growth Portfolio                                    217,161  shares
   Scudder Asset Management VIT Fund
      Equity 500 Index Fund                               172,889  shares
   MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class              226,120  shares
      Investors Trust Series - Initial Class              260,194  shares
   PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio            448,147  shares
   Putnam Variable Trust - Class IB
      International Equity Fund                           805,672  shares
   Touchstone Variable Series Trust
      Baron Small Cap Fund                                 18,730  shares
      Emerging Growth Fund                              1,108,692  shares
      Third Avenue Value Fund                             138,377  shares
      Eagle Capital Appreciation Fund                     195,019  shares
      Enhanced 30 Fund                                    178,188  shares
      Value Plus Fund                                     450,278  shares
      Growth & Income Fund                              2,040,877  shares
      Balanced Fund                                     1,259,064  shares
      High Yield Fund                                   1,618,775  shares
      Core Bond Fund                                    1,093,503  shares
      Money Market Fund                                10,331,010  shares
      International Equity Fund                                --  shares
      Growth/Value Fund                                        --  shares
      Standby Income Fund                                      --  shares

STATUTORY-BASIS FINANCIAL STATEMENTS


Western-Southern Life Assurance Company

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

                     Western-Southern Life Assurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2003 and 2002


                                    CONTENTS

Report of Independent Auditors ............................................  1

Financial Statements

Balance Sheets - Statutory-Basis ..........................................  2
Statements of Operations - Statutory-Basis ................................  3
Statements of Changes in Capital and Surplus - Statutory-Basis ............  4
Statements of Cash Flows - Statutory-Basis ................................  5
Notes to Statutory-Basis Financial Statements .............................  6

                         Report of Independent Auditors


Board of Directors
Western-Southern Life Assurance Company

We have audited the accompanying statutory-basis balance sheets of Western-Southern Life Assurance Company as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Notes 2 and 9.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western-Southern Life Assurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.


                                                        /s/ Ernst & Young LLP


Cincinnati, Ohio
March 31, 2004

                     Western-Southern Life Assurance Company

                        Balance Sheets - Statutory-Basis



                                                                     DECEMBER 31
                                                                 2003           2002
                                                             -----------    ------------
                                                                   (IN THOUSANDS)
ADMITTED ASSETS

  Debt securities                                            $ 7,078,429    $  5,731,269
  Preferred and common stocks                                    170,601         233,715
  Mortgage loans                                                 435,644         440,577
  Policy loans                                                    49,685          50,000
  Real estate, held for the production of income                   7,207           7,349
  Cash, cash equivalents and short-term investments              154,751         566,850
  Other invested assets                                           82,031          89,579
                                                             -----------    ------------
  Total cash and invested assets                               7,978,348       7,119,339

  Premiums deferred and uncollected                               13,566           9,124
  Investment income due and accrued                               82,183          75,617
  Reinsurance due, held by parent                                    180              60
  Net deferred tax asset                                          49,795          78,993
  Other admitted assets                                              364             385
  Separate account assets                                        157,968         155,392
                                                             -----------    ------------
  Total admitted assets                                      $ 8,282,404    $  7,438,910
                                                             ===========    ============
LIABILITIES AND CAPITAL AND SURPLUS

  Policy reserves                                            $ 7,217,152    $  6,163,655
  Liability for deposit-type contracts                            44,565          41,883
  Policy and contract claims in process of settlement              4,978           3,943
  Amounts due to/(from) affiliates:
   Federal income taxes payable                                   10,535           6,617
   General expenses                                               18,924         (13,584)
  Liability for temporary investments held for affiliates        187,485         254,884
  Borrowed money and interest                                    118,480         212,816
  Other liabilities                                               45,269         209,337
  Interest maintenance reserve                                    31,023          24,224
  Asset valuation reserves                                        24,967           5,473
  Separate account liabilities                                   157,968         155,392
                                                             -----------    ------------
  Total liabilities                                            7,861,346       7,064,640

  Common stock, $1 par value, authorized 10,000 shares,
   issued and outstanding 2,500 shares                             2,500           2,500
  Paid-in surplus                                                379,940         353,621
  Unassigned surplus                                              38,618          18,149
                                                             -----------    ------------
  Total capital and surplus                                      421,058         374,270
                                                             -----------    ------------
  Total liabilities and capital and surplus                  $ 8,282,404    $  7,438,910
                                                             ===========    ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Operations - Statutory-Basis



                                                                                   YEAR ENDED DECEMBER 31
                                                                                   2003             2002
                                                                               ------------     ------------
                                                                                      (IN THOUSANDS)
Revenue:

  Premiums                                                                     $  1,299,033     $  1,514,449
  Net investment income                                                             449,850          401,845
  Considerations for supplementary contracts with life contingencies                  2,974            1,405
  Other                                                                             (20,355)         (28,581)
                                                                               ------------     ------------
                                                                                  1,731,502        1,889,118

Policy benefits and expenses:

  Death benefits                                                                      7,484            5,895
  Annuity benefits                                                                  141,983          121,597
  Surrender benefits                                                                334,343          296,465
  Other benefits                                                                        297              221
  Increase in policy reserves and other policyholders' funds                      1,053,452        1,296,934
  Commissions on premiums                                                            73,917           92,821
  General expenses                                                                   69,022           59,814
  Net transfers from separate accounts                                              (28,695)         (33,326)
                                                                               ------------     ------------
                                                                                  1,651,803        1,840,421

Gain from operations before federal income tax expense
  and net realized capital losses                                                    79,699           48,697

Federal income tax expense                                                           23,111           20,432
                                                                               ------------     ------------
Net gain from operations before net realized capital losses                          56,588           28,265

Net realized capital losses, less federal income tax expense/(benefit) of
 ($4,761) in 2003 and $2,865 in 2002 and transfers to the interest maintenance reserve of $7,136 in 2003
  and $17,254 in 2002                                                               (11,377)         (77,958)
                                                                               ------------     ------------
Net income (loss)                                                              $     45,211     $    (49,693)
                                                                               ============     ============



                             SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

         Statements of Changes in Capital and Surplus - Statutory-Basis



                                                                         YEAR ENDED DECEMBER 31
                                                                          2003           2002
                                                                       ----------     ----------
                                                                            (IN THOUSANDS)
Capital and surplus, beginning of year                                 $  374,270     $  239,225
Net income (loss)                                                          45,211        (49,693)
Change in net unrealized gains (losses) (net of deferred taxes of
  of ($10,903) in 2003 and $3,885 in 2002)                                 12,840        (15,119)
Change in net deferred income tax                                         (25,818)        34,861
Change in nonadmitted assets                                                7,729          4,004
Change in reserve on account of change in valuation bases                      --         30,034
Change in asset valuation reserve                                         (19,493)        16,337
Paid in capital                                                            26,319        114,621
                                                                       ----------     ----------
Capital and surplus, end of year                                       $  421,058     $  374,270
                                                                       ==========     ==========



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                   Statements of Cash Flows - Statutory-Basis


                                                                                    YEAR ENDED DECEMBER 31
                                                                                     2003             2002
                                                                                 ------------     ------------
                                                                                        (IN THOUSANDS)
OPERATING ACTIVITIES:

  Premium and annuity considerations                                             $  1,304,375     $  1,465,638
  Net investment income received                                                      456,734          390,213
  Benefits paid                                                                      (482,609)        (381,571)
  Net transfers from separate accounts                                                 29,631           29,726
  Insurance and general expenses                                                     (142,248)        (170,604)
  Federal income taxes paid to parent                                                 (14,431)         (24,232)
  Other, net                                                                           (2,853)              --
                                                                                 ------------     ------------
  Net cash provided by operating activities                                         1,148,599        1,309,170
                                                                                 ------------     ------------

INVESTMENT ACTIVITIES:

  Proceeds from investments sold, matured or repaid:
    Bonds                                                                           7,609,848        4,688,115
    Stocks                                                                            134,510           23,590
    Mortgage loans                                                                     80,721           20,679
    Other invested assets                                                              15,770            5,514
    Miscellaneous proceeds                                                                 --           (3,186)
                                                                                 ------------     ------------
  Net proceeds from investments sold, matured or repaid                             7,840,849        4,734,712

  Cost of investments acquired:
    Bonds                                                                          (8,893,354)      (5,984,890)
    Stocks                                                                            (61,208)         (46,525)
    Mortgage loans                                                                    (75,968)        (114,530)
    Other invested assets                                                              (2,964)          (7,006)
    Miscellaneous applications                                                             (4)              --
                                                                                 ------------     ------------
  Total cost of investments acquired                                               (9,033,498)      (6,152,951)

  Net change in policy and other loans                                                    315              313
                                                                                 ------------     ------------
  Net cash used by investment activities                                           (1,192,334)      (1,417,926)
                                                                                 ------------     ------------

FINANCING ACTIVITIES:

  Borrowed money                                                                      (94,335)         197,549
  Net deposits on deposit-type contract funds and other insurance liabilities              (7)           2,179
  Other cash provided (applied)                                                      (274,022)         150,572
                                                                                 ------------     ------------
  Net cash provided (used) by financing activities                                   (368,364)         350,300
                                                                                 ------------     ------------

  Net change in cash, cash equivalents and short-term investments                    (412,099)         241,544
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                                 566,850          325,306
                                                                                 ------------     ------------
    End of year                                                                  $    154,751     $    566,850
                                                                                 ============     ============



                            SEE ACCOMPANYING NOTES.

                     Western-Southern Life Assurance Company

                  Notes to Statutory-Basis Financial Statements

                           December 31, 2003 and 2002

1.   ORGANIZATION AND NATURE OF BUSINESS

Western-Southern Life Assurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance Company. The Company is domiciled in Ohio.

The Company offers individual annuities and interest-sensitive life insurance products through Western and Southern agents and various financial institutions. The Company is licensed in forty-five states, the District of Columbia and Guam, actively selling in twenty-one states, and 91% of its field force is located in sixteen Midwest and South-central states.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the statement of admitted assets, liabilities and capital and surplus as "non-admitted assets" (principally deferred taxes) for statutory reporting purposes.

o Fixed securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating.

o Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, states taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

During 2003, the Company determined that its deferred tax asset balance was misstated due to errors made upon adoption of Codification in 2001. The prior period adjustment, which decreases capital and surplus by $24.9 million, is included in the current year change in net deferred income tax line on the Statements of Changes in Capital and Surplus.

See Note 9 for a reconciliation of the Company's surplus and net income from statutory to GAAP.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stock values are as prescribed by the NAIC; debt securities principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, at cost and all other stocks at market. Value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment. The Company has not elected to use book value as of January 1, 1994 as the cost for applying the retrospective method of adjustment to securities purchased prior to the date.

The Company's subsidiaries are reported at their underlying statutory equity plus the admitted portion of goodwill. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of income.

Mortgage loans are reported at unpaid principal balances, less allowance for impairment.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Joint ventures, partnerships, and LLC's are carried at the Company's interest in the underlying GAAP equity of the investee. The carrying value shown in the balance sheets under "other invested assets" approximates the fair value. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve serves to provide a reserve, recorded through unassigned surplus, against fluctuations in the market values of debt securities, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the approximate remaining life of the investments sold. The net gain deferred as a result of recording the interest maintenance reserve was $13.3 million and $17.3 million, net of federal income tax expense of $7.1 million and $9.3 million in 2003 and 2002, respectively.

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to unassigned surplus.

POLICY RESERVES

Policy reserves for life insurance, annuity contracts and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Annuity Reserve Valuation Method. The following mortality tables and interest rates are used:

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                                       PERCENTAGE OF RESERVES
                                                       -----------------------
                                                         2003           2002
                                                       ---------     ---------
Life insurance:
  1958 and 1980 Commissioners Standard Ordinary,
  3 1/2% -5 1/2%                                            13.6%         15.5%
Annuities:
  Various, 2 1/2 -8 1/4%                                    86.2          84.3
Supplemental benefits:
  Various, 2 1/2% -8 1/4%                                    0.2           0.2
                                                       ---------     ---------
                                                           100.0%        100.0%
                                                       =========     =========

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2003, reserves of $13.0 million are recorded on inforce amounts of $2,915.5 million for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

In 2002, the Company changed its valuation basis for calculated reserves for certain universal life product lines. The impact of this change, a $30.0 million benefit, was recorded directly to surplus for the year ending December 31, 2002.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                     Western-Southern Life Assurance Company

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2003 and 2002. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's investment portfolios are approximately $121.2 million and $209.4 million for 2003 and 2002, respectively, of mortgage-backed securities, which are currently subject to the reverse repurchase agreements.

SEPARATE ACCOUNTS

The separate accounts held by the Company relate to variable annuity contracts and market value adjusted annuity contracts. The variable annuity contracts held by the Company are non-guaranteed return contracts. The activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

                     Western-Southern Life Assurance Company

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

FEDERAL INCOME TAXES

Western and Southern files a consolidated tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2002 amounts have been reclassified to conform to the 2003 presentation.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.



                                                             2003
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
Foreign Governments                   $     3,011  $        --   $       60   $     2,951
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies               180,431       10,076          864       189,643
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               97,930          753          328        98,355
Corporate securities/asset
  backed securities                     4,393,592      294,324       17,506     4,670,410
Mortgage-backed securities              2,403,465       42,373       21,815     2,424,023
                                      -----------  -----------   ----------   -----------
Total                                 $ 7,078,429  $   347,526   $   40,573   $ 7,385,382
                                      ===========  ===========   ==========   ===========





                                                             2002
                                      ---------------------------------------------------
                                       AMORTIZED   UNREALIZED    UNREALIZED    ESTIMATED
                                         COST        GAINS         LOSSES     FAIR VALUE
                                      -----------  -----------   ----------   -----------
                                                        (IN THOUSANDS)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies           $   200,672  $    16,384   $       24   $   217,032
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states               51,582        2,178           --        53,760
Corporate securities/asset-
  backed securities                     3,413,473      210,122       95,262     3,528,333
Mortgage-backed securities              2,065,542       92,670        1,602     2,156,610
                                      -----------  -----------   ----------   -----------
Total                                 $ 5,731,269  $   321,354   $   96,888   $ 5,955,735
                                      ===========  ===========   ==========   ===========


                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:



                                           UNREALIZED LOSSES LESS        UNREALIZED LOSSES GREATER
                                            THAN OR EQUAL TO 12               THAN 12 MONTHS
                                                  MONTHS
                                        ---------------------------    -----------------------------
                                        UNREALIZED       ESTIMATED     UNREALIZED         ESTIMATED
                                          LOSSES         FAIR VALUE      LOSSES           FAIR VALUE
                                        -----------     -----------    -----------       -----------
                                                            (IN THOUSANDS)
  Foreign Governments                   $       (60)    $     2,951    $        --       $        --
  U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                  (864)         25,254             --                --
  Debt securities issued by states
    of the U.S. and political
    subdivisions of the states                 (328)         15,171             --                --
  Corporate securities/asset-
    backed securities                       (17,458)        672,179            (48)            3,930
  Mortgage-backed securities                (21,815)      1,174,041             --                --
                                        -----------     -----------    -----------       -----------
  Total                                 $   (40,525)    $ 1,889,596    $       (48)      $     3,930
                                        ===========     ===========    ===========       ===========


Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

The amortized cost and estimated fair value of debt securities at December
31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

                                             AMORTIZED      ESTIMATED
                                               COST         FAIR VALUE
                                            -----------    -----------
                                                  (IN THOUSANDS)

  Due in one year or less                   $    82,683    $    85,020
  Due after one year through five years       1,182,675      1,284,483
  Due after five years through ten years      2,252,750      2,388,191
  Due after 10 years                          1,156,856      1,203,665
  Mortgage-backed securities                  2,403,465      2,424,023
                                            -----------    -----------
  Total                                     $ 7,078,429    $ 7,385,382
                                            ===========    ===========

Proceeds from sales of investments in debt securities during 2003 and 2002 were $1,936.9 million and $1,691.1 million, respectively. Gross gains of $34.0 million and $32.4 million and gross losses of $21.5 million and $5.6 million were realized on those sales in 2003 and 2002, respectively.

Unrealized gains and losses on investments in common stocks and on investments in subsidiaries are reported directly in equity and do not affect net income. The gross unrealized gains and gross unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

                                                    2003
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 136,515   $   11,189  $       --   $ 147,704
                               =========   ==========  ==========   =========
  Common stocks                $  26,319   $    1,524  $      474   $  27,369
  Subsidiaries                   104,207           --      97,490       6,717
                               ---------   ----------  ----------   ---------
  Total common stock           $ 130,526   $    1,524  $   97,964   $  34,086
                               =========   ==========  ==========   =========

                                                    2002
                               ----------------------------------------------
                                           UNREALIZED  UNREALIZED     FAIR
                                 COST        GAINS       LOSSES       VALUE
                               ---------   ----------  ----------   ---------
                                               (IN THOUSANDS)
  Preferred stocks             $ 156,419   $    6,905  $      487   $ 162,837
                               =========   ==========  ==========   =========
  Common stocks                $  84,147   $    1,036  $   14,052   $  71,131
  Subsidiaries                    96,248           --      90,083       6,165
                               ---------   ----------  ----------   ---------
  Total common stock           $ 180,395   $    1,036  $  104,135   $  77,296
                               =========   ==========  ==========   =========

                     Western-Southern Life Assurance Company

3.   DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in equity securities during 2003 and 2002 were $46.1 million and $12.1 million, respectively. Gross gains of $1.5 million and $0 and gross losses of $11.5 million and $1.1 million were realized on those sales in 2003 and 2002, respectively.

The aggregate amount of unrealized losses and related fair values of equity securities with unrealized losses less than or equal to twelve months at December 31, 2003 was $0.5 million and $14.0 million, respectively. There were no unrealized losses and related fair values of equity securities with unrealized losses greater than twelve months at December 31, 2003.

4.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $435.6 million and $463.8 million, and $440.6 million and $476.9 million at December 31, 2003 and 2002, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $7,157.6 million and $7,043.4 million, and $6,124.9 million and $6,024.9 million at December 31, 2003 and 2002, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $49.7 million and $50.0 million at December 31, 2003 and 2002, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                     Western-Southern Life Assurance Company

5.   CONCENTRATIONS OF CREDIT RISK

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

At December 31, 2003, the Company held unrated or less-than-investment grade corporate bonds with a book value of $545.9 million and an aggregate fair value of $593.7 million. Those holdings amounted to 7.71% of the Company's investments in bonds and 6.59% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2003, 39.48% of such mortgages, or $172.0 million, involved properties located in Ohio and Texas. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $21.7 million.

During 2003, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 6.12% and 5.50%. No other categories of mortgage loans were issued. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2003, the Company held no mortgages with interest overdue beyond one year. At December 31, 2003, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2003, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2003, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required.

6.   RELATED PARTY TRANSACTIONS

The Company has no employees of its own and reimburses its parent for management services and rent. Management services provided by the parent amounted to $53.9 million and $58.7 million in 2003 and 2002, respectively. Rent expense was $4.9 million and $5.3 million in 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

6.   RELATED PARTY TRANSACTIONS (CONTINUED)

On September 29, 2003 the Company received a capital contribution of $26.3 million from its parent company, The Western and Southern Life Insurance Company. The capital contribution was in the form of common stocks with a market value of $22.6 million.

On June 28, 2002, the Company received a capital contribution of $30.0 million in unaffiliated bonds from its parent company, The Western and Southern Life Insurance Company. On December 26, 2002, the Company received an additional capital contribution from its parent. The capitalization was received in the form of various unaffiliated perpetual preferred stocks valued at $49.6 million (including interest) and unaffiliated common stocks valued at $35.0 million.

The Company made capital contributions of $8.0 million and $8.8 million to Touchstone Securities, Inc. during 2003 and 2002, respectively. Additionally, the Company paid commissions of $1.1 million to Touchstone Securities, Inc. and commissions of $0.3 million to Fort Washington Brokerage Services (FWBS), during both 2003 and 2002.

During 2003, the Company made no capital contributions to Integrated Fund Service (IFS), while $1.6 million of capital contributions were made in 2002. Additionally, the Company pays commissions to IFS for sales made on behalf of the Company. These commissions totaled $11.5 million and $12.0 million in 2003 and 2002, respectively.

At December 31, 2003 and 2002, the Company had $0 and $35.8 million, respectively, invested in the Touchstone Funds which are mutual funds administered by Touchstone Advisors, Inc., a wholly owned subsidiary of IFS.

7.   FEDERAL INCOME TAXES

The Company is included in the consolidated return for Western and Southern. The Company had a payable to Western and Southern in the amount of $10.5 million and $6.6 million as of December 31, 2003 and 2002, respectively.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities for tax and statutory-basis financial reporting purposes.

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $16.5 million and $22.7 million from 2003 and 2002, respectively.

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

The components of the net deferred tax asset/(liability) at December 31, are as follows:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Gross deferred tax assets                      $  70,984     $  101,287
Gross deferred tax liabilities                    17,218         10,800
Deferred tax assets nonadmitted                    3,971         11,494
Decrease in deferred tax assets nonadmitted       (7,523)        (4,553)

Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                 2003           2002
                                               ---------     ----------
                                                   (IN THOUSANDS)
Current year expense                           $  17,291     $   20,891
Tax credits                                         (785)          (104)
Prior year over accrual                            1,844         11,800
                                               ---------     ----------
Current income taxes incurred                  $  18,350     $   32,587
                                               =========     ==========

The main components of the 2003 deferred tax amounts are as follows (in thousands):



                                       STATUTORY        TAX                        TAX
                                         BASIS         BASIS      DIFFERENCE      EFFECT
                                      ------------  ------------  -----------    --------
Deferred tax assets:
Reserves                            $  7,261,717    $  7,180,875  $    80,842    $ 28,295
Proxy deferred acquisition costs              --          70,520       70,520      24,682
Stocks/bonds/short-term
 investments                           7,222,411       7,273,648       51,237      17,933
Other                                      1,662           1,876          213          74
                                    ------------    ------------  -----------    --------
Gross deferred tax assets             14,485,790      14,526,919      202,812      70,984

Deferred tax asset nonadmitted                                                      3,971

Deferred tax liabilities:
Stocks/bonds/short-term
 investments                             174,653         151,282       23,372       8,180
Other                                    169,378         143,555       25,823       9,038
                                    ------------    ------------  -----------    --------
Total deferred tax liabilities           344,031         294,837       49,195      17,218
                                    ------------    ------------  -----------    --------
Net admitted deferred tax assets    $ 14,141,759    $ 14,232,082  $   153,617    $ 49,795
                                    ============    ============  ===========    ========


                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:



                                                                      2003           2002
                                                                    ---------     ---------
                                                                         (IN THOUSANDS)
Deferred tax assets resulting from book/tax differences in:
Reserves                                                            $ (15,153)    $  (6,146)
Proxy deferred acquisition costs                                        3,832        10,270
Real estate joint ventures                                             (2,914)       (1,513)
Depreciable assets                                                         --           (79)
Stocks/bonds/short-term investments                                   (15,370)       33,303
Other                                                                    (698)
                                                                    ---------     ---------
Total deferred tax assets                                           $ (30,303)    $  36,608
                                                                    =========     =========
Deferred tax assets nonadmitted                                     $  (7,523)    $  (4,553)

Deferred tax liabilities resulting from book/tax differences in:
Stocks/bonds                                                             (445)        1,198
Other                                                                   6,863        (3,336)
                                                                    ---------     ---------
Total deferred tax liabilities                                      $   6,418     $  (2,138)
                                                                    =========     =========


The Company's income tax expense and change in deferred taxes differs from the amount obtained by applying the federal statutory rate of 35% to Gain from Operations Before Federal Income Tax Expense and Net Realized Capital Gains. The significant differences for the year ended December 31, are as follows:

                     Western-Southern Life Assurance Company

7.   FEDERAL INCOME TAXES (CONTINUED)



                                                 2003                       2002
                                       -----------------------     -----------------------
                                                       TAX                         TAX
                                         AMOUNT       EFFECT         AMOUNT       EFFECT
                                       ---------     ---------     ---------     ---------
                                                         (IN THOUSANDS)
  Income before taxes                  $  76,813     $  26,885     $     148     $      52
  Book vs. tax capital gains/losses        1,891           662        66,372        23,230
  Book over tax reserves                   2,260           791         9,834         3,442
  Net deferred acquisition costs                                      13,714         4,800
  adjustment                              10,248         3,587
  Depreciation                                --            --         2,010           703
  IMR                                     (6,454)       (2,259)       (5,510)       (1,929)
  Accrued market discount                (15,141)       (5,299)      (17,615)       (6,165)
  Dividend received deduction             (1,598)         (559)       (1,069)         (374)
  Accrued dividends                           --            --          (694)         (243)
  Contingencies                           (6,004)       (2,101)           --            --
  Non qualified pension                  (10,105)       (3,537)      (16,018)       (5,607)
  Other                                   (2,506)         (879)        8,517         2,982
                                       ---------     ---------     ---------     ---------
  Taxable income                       $  49,404     $  17,291     $  59,689     $  20,891
                                       =========     =========     =========     =========


8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2003, the Company does not have any material leases for office space or equipment.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) surplus to GAAP surplus at December 31 and SAP net income to GAAP net income for the year ended December 31 follows:



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP surplus                                             $  421,058     $  374,270
  Deferred policy acquisition costs                          320,945        217,676
  Policy reserves                                            (83,503)       (46,232)
  Asset valuation and interest maintenance reserves           55,989         29,841
  Income taxes                                              (143,931)      (118,125)
  Net unrealized loss on available-for-sale securities       319,997        231,838
  Other, net                                                (150,183)      (157,559)
                                                          ----------     ----------
  GAAP surplus                                            $  740,372     $  531,709
                                                          ==========     ==========



                                                             2003           2002
                                                          ----------     ----------
                                                                (IN THOUSANDS)
  SAP net income (loss)                                   $   45,211     $  (49,693)
  Deferred policy acquisition costs                           27,115         30,656
  Policy reserves                                            (40,280)       (60,058)
  Income taxes                                                (2,653)        31,068
  Interest maintenance reserve                                 6,799         11,744
  Other, net                                                  12,575         32,990
                                                          ----------     ----------
  GAAP net income (loss)                                  $   48,767     $   (3,293)
                                                          ==========     ==========


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2003 and 2002, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                     Western-Southern Life Assurance Company

9.   REGULATORY MATTERS (CONTINUED)

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of preceding December 31. During 2003 and 2002, the Company did not pay dividends to Western and Southern.

10. ANNUITY RESERVES

At December 31, 2003, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                  AMOUNT     PERCENT
                                                               -----------  ---------
                                                                   (IN THOUSANDS)
Subject to discretionary withdrawal:
  With market value adjustment                                 $     7,811       0.1%
 At book value less current surrender charge of 5% or more       4,444,215      69.2%
 At market value                                                   146,616       2.3%
 Subject to discretionary withdrawal (without
  adjustment) at book value with minimal or no
  charge or adjustment                                           1,745,079      27.2%
Not subject to discretionary withdrawal *                           75,916       1.2%
                                                               -----------  --------
Total net annuity reserves and deposit fund liabilities        $ 6,419,637     100.0%
                                                               ===========  ========


* Amount is net of $175 thousand of reserves ceded through a reinsurance agreement.

The net annuity reserves and deposit fund liabilities shown above are included in "Policy reserves" in the balance sheets.

11. REINSURANCE

The Company has two modified coinsurance agreements with its parent, The Western and Southern Life Insurance Company, whereby the Company cedes most of the universal life business issued (100% of certain universal life products). In 2002, a third modified coinsurance agreement was terminated, which covered fixed premium universal life products (a small portion of the universal life business). New universal life products are not covered under the remaining modified coinsurance agreements.

                     Western-Southern Life Assurance Company

11. REINSURANCE (CONTINUED)

Under the terms of the agreements, the Company retains the reserves and the related assets of this business. The Company also records in its summaries of operations premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to an automatic coinsurance agreement. The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                             2003       2002
                                                            -------    -------
                                                              (IN THOUSANDS)

      PREMIUMS                                              $ 2,284    $ 1,549
      BENEFITS PAID OR PROVIDED                               1,960        320
      POLICY AND CONTRACT LIABILITIES                         6,926      5,153

During 2003 and 2002, the Company did not write off any reinsurance balances.

The net amount of reduction to capital and surplus at December 31, 2003 if all reinsurance agreements were cancelled is $104.6 million.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

12. SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The assets for the variable annuity contracts consist of mutual funds. The assets are carried at market value. The variable annuity contracts held by the Company do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.

                     Western-Southern Life Assurance Company

12. SEPARATE ACCOUNTS (CONTINUED)

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the US swap rate at issue and at surrender.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:



                                                               NONINDEXED       NON-
                                                               GUARANTEE     GUARANTEED
                                                               LESS THAN/     SEPARATE
                                                               EQUAL TO 4%    ACCOUNTS
                                                               ----------    ----------
                                                                    (IN THOUSANDS)
Premiums, deposits and other considerations for the year
  ended December 31, 2003                                      $    1,396    $    6,225
                                                               ==========    ==========
Reserves for separate accounts as of December 31, 2003
  (all subject to discretionary withdrawal)                    $    7,811    $  146,616
                                                               ==========    ==========


A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                 2003
                                                               ---------
                                                            (IN THOUSANDS)
Transfers as reported in the statements of operations
  of the separate accounts statement:
    Transfers to separate accounts                             $   7,621
    Transfers from separate accounts                              33,945
Net transfers from separate accounts                           $ (26,324)

Reconciling adjustments:
    Miscellaneous income and fees                              $  (2,371)
                                                               ---------
Net transfers as reported in the statements of operations      $ (28,695)
                                                               =========

                     Western-Southern Life Assurance Company

13.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2003, were as follows:

                                                                    NET OF
                                                         GROSS      LOADING
                                                        -------    --------
                                                          (IN THOUSANDS)

  Ordinary new business                                 $ 2,992    $  2,678
  Ordinary renewal                                        6,622      10,888
                                                        -------    --------
  Total                                                 $ 9,614    $ 13,566
                                                        =======    ========

DISTRIBUTOR                         SUB-ACCOUNTS

Touchstone Securities, Inc.         o        AIM V.I. GROWTH
221 East Fourth Street, Suite 300   o        AIM V.I. GOVERNMENT SECURITIES
Cincinnati, Ohio 45202              o        ALGER AMERICAN SMALL CAPITALIZATION
                                    o        ALGER AMERICAN GROWTH
                                    o        MFS VIT EMERGING GROWTH
                                    o        MFS VIT INVESTORS TRUST
TOUCHSTONE VARIABLE ANNUITY         o        PIMCO VIT LONG-TERM U.S. GOVERNMENT
SERVICE CENTER                      o        PUTNAM VT INTERNATIONAL EQUITY
                                    o        SCUDDER VIT EQUITY 500 INDEX
P.O. Box 2850                       o        TOUCHSTONE BARON SMALL CAP
Cincinnati, Ohio 45201-2850         o        TOUCHSTONE EMERGING GROWTH
(800) 669-2796 (press 2)            o        TOUCHSTONE THIRD AVENUE VALUE

                                    o        TOUCHSTONE EAGLE CAPITAL
                                             APPRECIATION
                                    o        TOUCHSTONE ENHANCED DIVIDEND 30

                                    o        TOUCHSTONE VALUE PLUS
                                    o        TOUCHSTONE GROWTH & INCOME
                                    o        TOUCHSTONE BALANCED
                                    o        TOUCHSTONE HIGH YIELD
                                    o        TOUCHSTONE CORE BOND
                                    o        TOUCHSTONE MONEY MARKET



                                    STATEMENT OF
                                    ADDITIONAL INFORMATION

                                    MAY 1, 2004

PART C

ITEM 24 -- FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B.

(b)  Exhibits:

(1) Resolutions of the Executive Committee of the Board of Directors of Western-Southern Life Assurance Company (the "Company") establishing Western-Southern Life Assurance Company Separate Account 1. (5)

(2)  Not Applicable.

(3) (a) Distributor Agreement between the Company (on behalf of Separate Account 1) and Touchstone Securities, Inc.(3)

     (b)  Commission Schedule. (3)

     (c)  Specimens of General Agency Agreement.(5)


(4)  (a) Specimen Touchstone Variable Annuity Contract 9408-5550 WSA.(5)

     (b)  Specimen Endorsement for SIMPLE IRA 9801-5600 WSA END.(5)

     (c)  Specimen Endorsement for IRA 9801-5606 WSA END.(5)

     (d)  Specimen Endorsement for SEP-IRA 9801-5614 WSA END.(5)

     (e)  Specimen Tax Sheltered Annuity Endorsement 9801-5610 WSA END. (5)

     (f)  Specimen Endorsement for Roth IRA 9801-5607 WSA END.(5)

     (g)  Specimen 401 Plan Endorsement 9801-5611 WSA END.(5)

     (h)  Specimen Charitable Remainder Unitrust Endorsement 9611-5612 WSA
          END.(5)

     (i)  Specimen Free Withdrawal Amount Endorsement 9611-5613 WSA END.(5)

     (j)  Specimen Additional Waiver of Surrender Charges Rider 9501-5201 WSA.
          (5)

     (k)  Specimen Endorsement 9912-5573 WSA END.(7)


(5)  Specimen Application Form for Touchstone Variable Annuity
     DO-11-IFS-VARI-9805. (5)

(6)  (a) Amended Articles of Incorporation of the Company. (1)

     (b)  Amended Code of Regulations of the Company. (1)

(7)  Not Applicable.

(8) (a) (i) Administration Agreement between Investors Bank & Trust Company and Select Advisors Variable Insurance Trust ("VIT") n/k/a Touchstone Variable Series Trust ("TVST"). (2)

          (ii) Amendment to Administration Agreement. (4)

     (b) Fund Accounting Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (2)

     (c) Amended and Restated Custodian Agreement between Investors Bank & Trust Company and VIT n/k/a TVST. (6)

     (d) Restated and Amended Sponsor Agreement between Touchstone Advisors, Inc. and TVST.(7)

     (e) (i) Fund Participation Agreement between Western-Southern Life Assurance Company ("WSLAC") and VIT n/k/a TVST.(7)

          (ii) Amendment No. 1 to Fund Participation Agreement between WSLAC and TVST.(7)

          (iii) Participation Agreement among The Alger American Fund, WSLAC and Fred Alger & Company.(7)

          (iv) Service Agreement between Fred Alger Management Inc. and
               WSLAC.(7)

          (v) Participation Agreement among AIM Variable Insurance Funds, Inc., WSLAC and Touchstone Securities, Inc.(7)

          (vi) Participation Agreement among MFS Variable Insurance Trust, WSLAC and Massachusetts Financial Services Company.(7)

          (vii) Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(7)

        (viii) Service Agreement between PIMCO Funds Distributors LLC and WSLAC.(7)

          (ix) Administrative Service Agreement between WSLAC and AIM Advisors, Inc.(7)

          (x) Second Amendment to Fund Participation Agreement between WSLAC and TVST.(8)


          (xi) Third Amendment to Fund Participation Agreement between WSLAC and TVST.(8)


          (xii) Amendment No. 1 to Participation Agreement between The Alger American Fund, WSLAC and Fred Alger & Company.(8)


         (xiii) Amendment No. 1 to Participation Agreement among WSLAC, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC.(8)


         (xiv) Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)


          (xv) Administrative Services Agreement between WSLAC and Bankers Trust Company (8)


         (xvi) Amendment to Participation Agreement among Deutsche Asset Management VIT Funds, Bankers Trust Company, and WSLAC. (8)


        (xvii) Amendment to Administrative Services Agreement between WSLAC and Bankers Trust Company. (8)


       (xviii) Amendment to Participation Agreement among WSLAC, PIMCO
               Variable Insurance Trust and PIMCO Funds Distributors LLC. (9)


         (xix) Amendment to Participation Agreement between WSLAC and TVST (11)

          (xx) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P., and Western-Southern Life Assurance Company (11)

(9)  Opinion and Consent of Donald J. Wuebbling, Esq. (5)

(10) (a) Consent of Ernst & Young LLP. (filed herewith)

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule for Computation of Performance Quotations provided in Registration Statement in response to Item 21. (3)

(99) Powers of Attorney -- Directors of the Company. (10)

-------------------------------------------------------------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant filed with the Securities and Exchange Commission (the "SEC") on April 29, 1996 (File Nos. 33-76582 and 811-8420).

(2) Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of TVST filed with the SEC on February 28, 1997 (File Nos. 033-76566 and 811-08416).

(3) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant filed with the SEC on May 1, 1998 (File Nos. 33-76582 and 811-8420).

(4) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of TVST filed with the SEC on July 30, 1998 (File Nos. 033-76566 and 811-08416).

(5) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant filed with the SEC on November 5, 1998 (File Nos. 33-76582 and 811-8420).

(6) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of TVST filed with the SEC on April 30, 1999 (File Nos. 033-76566 and 811-08416).

(7) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant filed with the SEC on April 29, 2000 (File Nos. 033-76582 and 811-08420).

(8) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 27, 2001 (File Nos. 033-79906 and 811-08550).

(9) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement of Western Southern Life Assurance Company Separate Account 2 filed with the SEC on April 26, 2002 (File Nos. 033-79906 and 811-08550).

(10) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 26, 2002 (File Nos. 033-76582 and 811-08420).

(11) Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Western Southern Life Assurance Company Separate Account 1 filed with the SEC on April 30, 2003 (File Nos. 033-76582 and 811-08420).

ITEM 25. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR The directors and officers of the Company are listed below.

Unless otherwise noted, the principal business address of all persons listed in
Item 25 is 400 Broadway, Cincinnati, Ohio 45202.

William J. Williams                  Director

John F. Barrett                      Chairman of the Board and Director,
                                     Chief Executive Officer and President

James N. Clark                       Director and Secretary

Eugene P. Ruehlmann                  Director
Vorys, Sater, Seymour and Pease
Suite 2100 Atrium Two
221 East Fourth Street
Cincinnati, Ohio 45202

Thomas L. Williams                   Director
North American Properties
212 East Third Street
Suite 300
Cincinnati, Ohio 45202

Donald A. Bliss                     Director
10892 East Fanfol Lane
Scottsdale, Arizona 85259

Jo Ann Davidson                     Director
JAD and Associates LLC
37 West Broad Street, Suite 970
Columbus, OH 43215

Edward J. Babbitt                   Vice President and Senior Counsel

Herbert R. Brown                    Senior Vice President

Keith T. Clark                      Vice President and Medical Director

Robert J. DalSanto                  Vice President

Bryan C. Dunn                       Senior Vice President and Chief Marketing
                                    Officer

Clint D. Gibler                     Senior Vice President and Chief Information
                                    Officer

Daniel W. Harris                    Vice President

Noreen J. Hayes                     Senior Vice President

Edward S. Heenan                    Senior Vice President

David T. Henderson                  Vice President

Thomas D. Holdridge                 Vice President

Bradley J. Hunkler                  Vice President and Comptroller

Carroll R. Hutchinson               Senior Vice President

Robert S. Kahn                      Vice President

Phillip E. King                     Vice President and Auditor

James R. Korcykoski                 Vice President and Chief Technology Officer

Harold V. Lyons                     Vice President

Constance M. Maccarone              Senior Vice President

Jill T. McGruder                    Senior Vice President

J. J. Miller                        Senior Vice President

Nora E. Moushey                     Senior Vice President and Chief Actuary

Maribeth S. Rahe                    Senior Vice President

Mario J. San Marco                  Vice President

Nicholas P. Sargen                  Senior Vice President and Chief Investment
                                    Officer

Thomas M. Stapleton                 Vice President

Richard K. Taulbee                  Vice President

David E. Theurich                   Vice President

Daniel L. Thomas                    Vice President

James J. Vance                      Vice President and Treasurer

Robert L. Walker                    Senior Vice President and Chief Financial
                                    Officer

Donald J. Wuebbling                 Senior Vice President and General Counsel

ITEM 26.-- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC; Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

IFS Agency, Inc.; Texas corporation; 100% owned by Charles White; general insurance agency.

IFS General Agency, Inc.; Pennsylvania corporation; 100% owned byIFS; general insurance agency.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer

Seasons Congregate Living LLC; Ohio limited liability company; 100% owned by WSLIC; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC; ownership and operation of real estate.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

ITEM 27. -- NUMBER OF CONTRACT OWNERS

As of February 2, 2004, there were 2584 owners of Qualified Contracts and 1988 owners of Non-Qualified Contracts offered pursuant to this Registration Statement (Touchstone Gold Variable Annuity Contracts).

ITEM 28. -- INDEMNIFICATION

The Amended Code of Regulations of the Company provides that, to the fullest extent not prohibited by applicable law, the Company shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceedings (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof of any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the Company, or, at the direction or request of the Company, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors of the Company, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

Any director of the Company who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the Company in any matter and who shall be selected by all of the officers and directors of the Company who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Company's articles of incorporation, code of regulations, any agreement, any insurance purchased by the Company, vote of shareholders or otherwise.

The Board of Directors of the Company also may, in its discretion, secure and maintain insurance policies against any liability asserted against and incurred by any of the Company's directors, officers or employees.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 29. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust, each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                        Position/Office with Touchstone
                                            Securities

James N. Clark                              Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                            Director
221 East Fourth
Street, Suite 300
Cincinnati,
Ohio 45202

Donald J. Wuebbling                         Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                              President
515 West Market Street, 8th Floor
Louisville, KY  40202

Mike S. Spangler                            Vice President
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Richard K. Taulbee                          Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                              Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                        Chief Financial Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio  45202

Robert F. Morand                            Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                          Chief Compliance Officer
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

Elaine M. Reuss                             Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Timothy D. Speed                            Assistant Treasurer
400 Broadway
Cincinnati, Ohio
45202

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12 month period ended December 31, 2003.

Net Underwriting Discounts Compensation on  Brokerage Commissions  Compensations
and Commissions            Redemptions
$115,633                   $ -0-            $ -0-                  $ -0-

ITEM 30. -- LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 Broadway, Cincinnati, Ohio 45202.

ITEM 31. -- MANAGEMENT SERVICES
Not Applicable.


ITEM 32. -- UNDERTAKINGS
Registrant undertakes to:

(a) file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

(b) include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request directed to the address or telephone number contained in the Prospectus. Registrant represents that it is relying upon a "no-action" letter issued to the American Council of Life Insurance concerning that conflict between the redeemability requirements of sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the limits on the redeemability of variable annuities imposed by Section 403(b)(11) of the Internal Revenue Code. The Registrant has included disclosure concerning the 403(b)(11) restrictions in its prospectus and sales literature, and established a procedure whereby each plan participant will sign a statement acknowledging these restrictions before a Contract is issued. Sales representatives have been instructed to bring the restrictions to the attention of potential plan participants.

Registrant represents that it is relying upon Rule 6c-7 promulgated under the Investment Company Act of 1940, as amended, with respect to offering variable annuity contracts to participants in the Texas Optional Retirement Program ("Program") and that it has complied with or will comply with the provisions of paragraphs (a)-(d) of Rule 6c-7. Registrant has included appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program. Registrant will (1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants, (2) instruct sales representatives who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants, and (3) obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

Pursuant to Section 26(e) of the Investment Company Act of 1940, as amended, Western-Southern Life Assurance Company represents that, with respect to the Contracts registered with the Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in this Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Western-Southern Life Assurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, on behalf of itself and the Registrant, certifies that the Registrant meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to Registrant's Registration Statement and has duly caused this Post-Effective Amendment No. 15 to Registrant's Registration Statement under the Securities Act of 1933 (Touchstone Gold Variable Annuity Contract) and Amendment No. 25 to Registrant's Registration Statement under the Investment Company Act of 1940 to be signed on its behalf, in the City of Cincinnati and State of Ohio on the 29th day of April, 2004.

                                      WESTERN-SOUTHERN LIFE ASSURANCECOMPANY
                                      SEPARATE ACCOUNT 1
                                      By WESTERN-SOUTHERN LIFE ASSURANCE COMPANY

                                      By /s/ Edward S. Heenan
                                      ------------------------------
                                      Edward S. Heenan,
                                      Senior Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated below.

PRINCIPAL EXECUTIVE OFFICER:

/s/ John F. Barrett                         April 29, 2004

John F. Barrett,
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

/s/ Robert L. Walker                        April 29, 2004

Robert L. Walker,
Senior Vice President and Chief Financial Officer

DIRECTORS:
JOHN F. BARRETT
DONALD A. BLISS
JAMES N. CLARK             By              /s/ Edward S. Heenan
JO ANN DAVIDSON                            --------------------
EUGENE P. RUEHLMANN                        Edward S. Heenan,
THOMAS L. WILLIAMS                         as attorney-in fact for each Director
WILLIAM J. WILLIAMS                        April 29, 2004



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EXHIBIT INDEX

EXHIBIT               DESCRIPTION                                 PAGE
10 (a)                Consent of Ernst & Young LLP